        As filed with the Securities and Exchange Commission on February 2, 2004
                                               Securities Act File No. 033-73140
                                        Investment Company Act File No. 811-8220

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           [X]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 24                       [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940       [X]

                              Amendment No. 25                               [X]
                        (Check appropriate box or boxes)

                           ING VARIABLE PRODUCTS TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                             Dechert LLP
          Scottsdale, AZ 85258                             1775 I Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                                 --------------

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to         [ ] on (date), pursuant to
paragraph (b)                                   paragraph (b)

[ ] 60 days after filing pursuant to            [ ] on (date), pursuant to
paragraph (a)(1)                                paragraph (a)(1)

[ ] 75 days after filing pursuant to            [X] on April 17, 2004, pursuant
paragraph (a)(2)                                to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                         THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

         PROSPECTUS

[CHESS PIECE]
         May 1, 2004

            Subject to Completion, Dated February 2, 2004

         Class I
                                                 ING VARIABLE PRODUCTS TRUST
                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIO
                                                 ING VP Real Estate Portfolio

       This Prospectus contains
       important information about
       investing in Class I shares of
       the ING VP Real Estate
       Portfolio. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency; and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolio will achieve its
       objective. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                        [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS


This Prospectus describes the Portfolio's objective, investment strategy and risks.

You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[PENNY]
         WHAT YOU
         PAY TO
         INVEST



Risk is the potential that your investment will lose money or not earn as much as you hope. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the ING VP Real Estate Portfolio. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIO ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST. Information about the Portfolio's management fees and expenses the Portfolio pays. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product Prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

    INTRODUCTION TO THE ING VP REAL ESTATE PORTFOLIO
                                                             1
    PORTFOLIO AT A GLANCE                                    2

    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Real Estate Portfolio                             4


    WHAT YOU PAY TO INVEST                                   6
    MANAGEMENT OF THE PORTFOLIO                              7
    INFORMATION FOR INVESTORS                                9
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      10
    MORE INFORMATION ABOUT RISKS                            11
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of the ING VP Real Estate Portfolio. It is designed to help you understand the main risks associated with the Portfolio and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of the Portfolio's investment objective, strategies and risks on page 4.

                  PORTFOLIO                            INVESTMENT OBJECTIVE
                  --------------------------------------------------------------
DOMESTIC          ING VP Real Estate Portfolio         Total return
EQUITY AND        Adviser: ING Investments, LLC
INCOME            Sub-Adviser: ING Clarion Real
PORTFOLIO         Estate Securities

                                                           PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common and preferred stocks of U.S. real estate           Price volatility and other risks that accompany an
investment trusts (REITs) and real estate                 investment in real estate equities and volatility due to
companies.                                                non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real
                                                          estate.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                         ING Clarion Real Estate
ING VP REAL ESTATE PORTFOLIO                                          Securities
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

This Portfolio seeks total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS]

Under normal market conditions, the Portfolio invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, and real estate dealers.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yields and growth. Companies are evaluated for purchase and sale using several different quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.

The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Sub-Adviser may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small- and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor stocks or industries to which the Portfolio is not exposed, or may not favor equities at all.

NON-DIVERSIFICATION RISKS -- the Portfolio is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Portfolio's assets may be invested in a single company.

RISK OF CONCENTRATION -- because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.

REAL ESTATE RISK -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

 4      ING VP Real Estate Portfolio

                                                    ING VP REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
FUND HAS
PERFORMED
                   This Portfolio does not have performance history because it had not yet commenced operations prior to December 31, 2003, the Portfolio's fiscal year end.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                            ING VP Real Estate Portfolio       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


       The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.



Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Trust and its Portfolio are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Trust's Portfolio are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.


OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO(1)

(as a % of average net assets)


                                                                                    TOTAL           WAIVERS,
                                                                                  PORTFOLIO      REIMBURSEMENTS        TOTAL NET
                                    MANAGEMENT     SERVICE         OTHER          OPERATING            AND             PORTFOLIO
PORTFOLIO                              FEES         FEES       EXPENSES(2)(3)     EXPENSES       RECOUPMENTS(4)        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING VP Real Estate           %        0.80          N/A            0.45            1.25              -0.20              1.05


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Since the Portfolio had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current fiscal year.


(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


(3) Other Expenses for the Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, are based on estimated amounts for the current fiscal year.



(4) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement or recoupment by ING Investments, LLC within three years. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for the Portfolio is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limit will
    continue through at least    . The expense limitation agreement is
    contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement.


EXAMPLES


This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. The example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



PORTFOLIO                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
 ING VP Real Estate                                          $      107         377          667       1,494
--------------------------------------------------------------------------------------------------------------


 6      What You Pay to Invest

ADVISER AND SUB-ADVISER                              MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments acts as a "manager-of-managers" for the Portfolio. ING Investments delegates to the Sub-Adviser the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the Portfolio's Board. The Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of a Sub-Adviser of the Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2003, ING Investments managed over $36.6 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The table below shows the aggregate annual management fee to be paid by the Portfolio for its current fiscal year as a percentage of the Portfolio's average daily net assets.

PORTFOLIO                                         MANAGEMENT FEE
ING VP Real Estate                                    [0.80](1)%

(1) The Portfolio had not yet commenced operations as of December 31, 2003, the Portfolio's fiscal year end.

SUB-ADVISER

ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Portfolio. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day management of the Portfolio.

ING VP REAL ESTATE PORTFOLIO

ING CLARION REAL ESTATE SECURITIES

Founded in 1969, ING Clarion Real Estate Securities (CRA), a Delaware limited partnership, is registered with the SEC as an investment adviser. CRA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2003, were valued at over $2.6 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

T. Ritson Ferguson, Chief Investment Officer (CIO), has 17 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of CRA since 1991. Prior to 1991, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisors and Trammel Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.

Kenneth D. Campbell, Managing Director, has been with CRA and its predecessors since 1969. Mr. Campbell has more than 33 years of real estate investment experience. Mr. Campbell has been recognized by the National Association of Real Estate Investment Trust (NAREIT) for outstanding lifetime contributions to the Real Estate Investment Trust (REIT) Industry.

PERFORMANCE OF SIMILAR REAL ESTATE ACCOUNTS MANAGED BY ING CLARION REAL ESTATE SECURITIES

The tables below are designed to show you how a composite of similar real estate investment accounts managed by CRA performed over various periods in the past.

The Clarion Real Estate Composite (the "Clarion Composite") is a composite of the performance of all actual fee-paying, fully discretionary real estate
accounts of at least $    million in net assets under management managed by CRA
for at least one month beginning          . Each account in the Clarion
Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of the ING VP Real Estate Portfolio.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                             Management of the Portfolio       7

MANAGEMENT OF THE PORTFOLIO                              ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------


The tables below show the returns for the Clarion Composite compared with the Wilshire Real Estate Securities Index ("WRES Index") for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2003 and on an annual basis as of December 31 of each of the last 7 years. This information is designed to demonstrate the historical track record of CRA. It does not indicate how the ING VP Real Estate Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2003)



                                     CLARION
                                   REAL ESTATE         WRES
                                  COMPOSITE (%)     INDEX (%)
                                  -------------     ---------
 One Year                                  %                %
 Three Years                               %                %
 Five Years                                %                %
 Since Inception (12/31/96)                %                %



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                                     CLARION
                                   REAL ESTATE         WRES
                                  COMPOSITE (%)     INDEX (%)
                                  -------------     ---------
 2003
 2002                                -24.45%          -27.88%
 2001                                -16.62%          -20.42%
 2000                                -22.76%          -22.42%
 1999                                 35.09%           33.16%
 1998                                 37.79%           38.71%
 1997                                 29.20%           30.49%



The performance reflected in the Clarion Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), which differ from the method used by the SEC.



The composite performance data in the Clarion Composite was calculated on a total return basis and includes all losses. Net operating expenses include investment advisory fees, service fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Clarion Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Portfolio by the Investment Company Act of 1940 ("1940 Act") or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Clarion Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Clarion Composite may not reflect the returns of any particular account of CRA.



The Wilshire Real Estate Securities Index is an unmanaged market capitalization weighted index of publicly traded real estate securities, such as real estate investment trust (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



 8      Management of the Portfolio

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolio is available only to serve as an investment option under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. group of companies. Shares of the Portfolio may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.

ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of this Portfolio can be expected to vary from those of the other funds.

You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of the Portfolio at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for the Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The Portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price their shares. Therefore, the value of the Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                               Information for Investors       9

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

The Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolio declares and pays dividends quarterly.

The Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). If the Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the sole shareholders of the Portfolio will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.


 10      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolio may invest in these securities or use these techniques as part of the Portfolio's principal investment strategy. However, the Adviser or Sub-Adviser of the Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio are highlighted below. Please see the SAI for more information.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INVESTMENTS IN REAL ESTATE SECURITIES. Investments in issuers that are primarily engaged in real estate, including real estate investment trusts ("REITs"), may subject the Portfolio to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Portfolio may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

CONCENTRATION. The Portfolio concentrates [for purposes of the Investment Company Act of 1940 (the "1940 Act")] its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

NON-DIVERSIFIED INVESTMENT COMPANY. The Portfolio is classified as a non-diversified investment companies under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that the Portfolio may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

OTHER RISKS

PORTFOLIO TURNOVER.   The Portfolio is generally expected to engage in frequent
and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

MANAGEMENT RISK. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and the portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The value of U.S. Government securities may decline due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the Portfolio's investment policies. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. The Portfolio may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Portfolio's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Portfolio's yield; however, such transactions also increase the Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The Portfolio will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, polices and investment programs of the Portfolio, as described in the Prospectuses and SAI.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



 12      More Information About Risks

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other
Portfolio information, or to make investment related inquiries:

ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220

  [ING FUNDS LOGO]                         REREDHER0104-020204

       PROSPECTUS

[CHESS PIECE]

       May 1, 2004



       Class I

                                                 ING VARIABLE PRODUCTS TRUST
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS

                                                 ING VP Disciplined LargeCap
                                                 Portfolio

                                                 ING VP Growth + Value Portfolio
                                                 ING VP Growth Opportunities
                                                 Portfolio
                                                 ING VP MidCap Opportunities
                                                 Portfolio
                                                 ING VP SmallCap Opportunities
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE
                                                 PORTFOLIOS


                                                 ING VP Financial Services
                                                 Portfolio

                                                 ING VP MagnaCap Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIO


                                                 ING VP Real Estate Portfolio

                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Value
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIO
                                                 ING VP High Yield Bond
                                                 Portfolio


       This Prospectus contains
       important information about
       investing in Class I shares of
       the ING Variable Products
       Trust Portfolios. You should
       read it carefully before you
       invest, and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency; and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                        [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS


This Prospectus describes each Portfolio's objective, investment strategy and risks.

You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[PENNY]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product Prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2
    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Disciplined LargeCap Portfolio                    4
      (Formerly, ING VP Research Enhanced Index
      Portfolio)
    ING VP Growth + Value Portfolio                          6
    ING VP Growth Opportunities Portfolio                    8
    ING VP MidCap Opportunities Portfolio                   10
    ING VP SmallCap Opportunities Portfolio                 12

    DOMESTIC EQUITY VALUE PORTFOLIOS
    ING VP Financial Services Portfolio                     14
    ING VP MagnaCap Portfolio                               16

    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Real Estate Portfolio                            18

    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Value Portfolio                    20

    FIXED INCOME PORTFOLIO
    ING VP High Yield Bond Portfolio                        22




    WHAT YOU PAY TO INVEST                                  24
    MANAGEMENT OF THE PORTFOLIOS                            26
    INFORMATION FOR INVESTORS                               28
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      29
    MORE INFORMATION ABOUT RISKS                            30
    FINANCIAL HIGHLIGHTS                                    34
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING Variable Products Trust's (Trust) Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years; and



  - are willing to accept higher risk in exchange for the potential for long-term growth.



DOMESTIC EQUITY VALUE PORTFOLIOS



  ING's Domestic Equity Value Portfolios seek capital appreciation.



  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years; and
  - are willing to accept risk in exchange for the potential for long-term capital appreciation.


DOMESTIC EQUITY AND INCOME PORTFOLIO



  ING's Domestic Equity and Income Portfolio seeks total return.



  The Portfolio may suit you if you:



  - want both regular income and the potential for long-term capital appreciation; and



  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth or Domestic Equity Value Portfolios.


INTERNATIONAL EQUITY PORTFOLIO

  ING offers an International Equity Portfolio that applies the technique of value investing. This Portfolio seeks long-term capital appreciation by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

FIXED INCOME PORTFOLIO

  ING offers an aggressive Fixed Income Portfolio.

  The Portfolio may suit you if you:


  - want a regular stream of income and the potential for capital appreciation; and

  - want greater income potential than a money market fund; and
  - are willing to accept more risk than in a money market fund.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  PORTFOLIO
                  ------------------------------------------------
DOMESTIC          ING VP Disciplined LargeCap Portfolio
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP Growth + Value Portfolio
                  Adviser: ING Investments, LLC

                  ING VP Growth Opportunities Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP MidCap Opportunities Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP SmallCap Opportunities Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Financial Services Portfolio
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP MagnaCap Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Real Estate Portfolio
EQUITY AND        Adviser: ING Investments, LLC
INCOME            Sub-Adviser: ING Clarion Real Estate Securities
PORTFOLIO


INTERNATIONAL     ING VP International Value Portfolio
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.

FIXED INCOME      ING VP High Yield Bond Portfolio
PORTFOLIO         Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                INVESTMENT OBJECTIVE
                ------------------------------------------------------------
DOMESTIC        Capital appreciation
EQUITY GROWTH
PORTFOLIOS

                Capital appreciation

                Long-term growth of capital

                Long-term capital appreciation
                Long-term capital appreciation

DOMESTIC        Long-term capital appreciation
EQUITY VALUE
PORTFOLIOS

                Growth of capital, with dividend income as a secondary consideration

DOMESTIC        Total return
EQUITY AND
INCOME
PORTFOLIO

INTERNATIONAL   Long-term capital appreciation
EQUITY
PORTFOLIO
FIXED INCOME    High current income and total return
PORTFOLIO

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large companies included in          Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities


Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth and value-oriented equity securities.
appreciation.


Equity securities of large-cap, mid-cap and               Price volatility and other risks that accompany an
small-cap U.S. companies believed to have growth          investment in growth- oriented equity securities.
potential.


Equity securities of mid-sized U.S. companies             Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          mid-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.


Equity securities of smaller, lesser known U.S.           Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies principally engaged        Price volatility and other risks that accompany an
in financial services.                                    investment in equity securities. Susceptible to risks of
                                                          decline in the price of securities concentrated in the
                                                          financial services industry.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued compared to the overall                 investment in equity securities.
stockmarket.


Common and preferred stocks of U.S. real estate           Price volatility and other risks that accompany an
investment trusts (REITs) and real estate                 investment in real estate equities and volatility due to
companies.                                                non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real
                                                          estate.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value- oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.


A diversified portfolio of high yield (high risk)         Interest rate, credit risk, prepayment and other risks that
bonds that are unrated or rated below investment          accompany an investment in lower-quality debt securities.
grade.                                                    Particularly sensitive to credit risk during periods of
                                                          economic uncertainty or economic downturns. May also be
                                                          subject to price volatility from equity exposure and foreign securities. May be sensitive to currency exchange rates,
                                                          international, political, social or economic conditions, and other risks.

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP DISCIPLINED LARGECAP PORTFOLIO                                       Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]



The Portfolio seeks capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. The market capitalization of those stocks that the Sub-Adviser believes will outperform the S&P 500 Index will change with the market conditions. As of December 31, 2003, this meant the Sub-Adviser targeted companies with a market capitalization of at
least $    million. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield), which approximate those of the S&P 500 Index.



The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.



MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.



RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



 4      ING VP Disciplined LargeCap Portfolio

                                           ING VP DISCIPLINED LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]

HOW THE


PORTFOLIO


HAS PERFORMED


                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.



                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.



 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          14.97    12.53    6.15     1.02     5.79    -11.63   -12.00   -22.29



(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/Corporate Bond Index to the S&P 500 Index.



(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.



(3) Prior to August 1, 2001, the Portfolio was managed by a different sub-adviser.



(4) Effective June 2, 2003, the Portfolio changed its name to ING VP Disciplined LargeCap Portfolio. Prior to June 2, 2003, the name of the Portfolio was ING VP Research Enhanced Index Portfolio.



            Best and worst quarterly performance during this period:


                               quarter     :      %


                               quarter     :      %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below compares the Portfolio's long-term performance with the combined performance of the Lehman Brothers Government/ Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.



                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Index Return (reflects no deduction for fees or expenses)(2)    %                                  (2)



(1) Class I commenced operations on May 6, 1994.



(2) The Index Return showing the 1 year, 5 year and 10 years (or Life of Class) average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2003. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. See footnote (1) to the bar chart above.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Disciplined LargeCap Portfolio       5

                                                                         ADVISER
ING VP GROWTH + VALUE PORTFOLIO                             ING Investments, LLC
--------------------------------------------------------------------------------



OBJECTIVE



[TARGET]



The Portfolio seeks capital appreciation.




INVESTMENT STRATEGY



[COMPASS]


The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock.



The Portfolio invests in common stock of companies the portfolio managers believe are poised to rise in price. The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.



Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.



The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have changed.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the portfolio managers choose growth companies that do not grow as quickly as hoped, or that are not as undervalued as the managers' assessment indicates. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Portfolio invests. Rather, the market could favor more speculative growth stocks or more value-oriented stocks.



INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 6      ING VP Growth + Value Portfolio

                                                 ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.




 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          24.78    22.99    14.66    19.32    94.98    -9.78   -30.99   -37.33


                    (1) These figures are for the year ended
                        December 31 of each year. They do
                        not reflect expenses and charges
                        which are, or may be, imposed under
                        your annuity contract or life
                        insurance policy and would be lower
                        if they did.

                    (2) ING Investments, LLC has been the
                        Portfolio's investment adviser since
                        September 1, 2000. However, prior to
                        June 16, 2003, the Portfolio was
                        advised by a sub-adviser. Effective
                        June 16, 2003, ING Investments, LLC
                        assumed direct management of the
                        Portfolio.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell MidCap Growth Index, the Russell MidCap Index and the Russell 2000 Index.



                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Russell MidCap Growth Index (reflects no deduction for fees
or expenses)(2)(3)                                              %                                    (4)
Russell MidCap Index (reflects no deduction for fees or
expenses)(5)                                                    %                                    (4)
Russell 2000 Index (reflects no deduction for fees or
expenses)(6)                                                    %                                    (4)



(1) Class I commenced operations on May 6, 1994.



(2) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 2000 Index.



(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.



(4) Index return is for the period beginning May 1, 1994.



(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.



(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Growth + Value Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER

ING VP GROWTH OPPORTUNITIES PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


This Portfolio seeks long-term growth of capital.



INVESTMENT STRATEGY


[COMPASS]



The Portfolio invests primarily in common stock of U.S. companies that the Sub-Adviser feels have above average prospects for growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company's bottom line results or prospects have been changed.



The Portfolio also may lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the Sub-Adviser feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 8      ING VP Growth Opportunities Portfolio

                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -38.57   -31.57

                     (1) These figures are for the year
                         ended December 31 of each year.
                         They do not reflect expenses and
                         charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy
                         and would be lower if they did.


            Best and worst quarterly performance during this period:


                               quarter     :      %


                                quarter     :      %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- The Russell MidCap Growth Index, the Russell MidCap Index and the Russell 3000 Index.



                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return                                                  %                                            N/A
Russell MidCap Growth Index (reflects no deduction for fees
 or expenses)(2)(3)                                             %                          (4)               N/A
Russell MidCap Index (reflects no deduction for fees or
 expenses)(5)                                                   %                          (4)               N/A
Russell 3000 Index (reflects no deduction for fees or
 expenses)(6)                                                   %                          (4)               N/A



(1) Class I commenced operations on May 3, 2000.



(2) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 3000 Index.



(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.



(4) Index return is for the period beginning May 1, 2000.



(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.



(6) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Growth Opportunities Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                                       Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


The Portfolio seeks long-term capital appreciation.



INVESTMENT STRATEGY


[COMPASS]



The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. The market capitalization range will change as the companies included in the Russell MidCap Growth Index change.



The market capitalization of companies held by the Portfolio as of December 31, 2003 ranged from $700 million to $17 billion.



The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company's bottom line results or prospects have been changed.



The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.


INABILITY TO SELL SECURITIES -- securities of mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING VP MidCap Opportunities Portfolio

                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -32.92   -25.86

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

            Best and worst quarterly performance during this period:

                                quarter    :     %


                                quarter    :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell MidCap Growth Index and the Russell MidCap Index.



                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return                                                  %                                          N/A
Russell MidCap Growth Index (reflects no deductions for fees
 or expenses)(2)                                                                          (3)              N/A
Russell MidCap Index (reflects no deduction for fees or
 expenses)(4)                                                   %                         (3)              N/A



(1) Class I commenced operations on May 5, 2000.



(2) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.



(3) Index return is for the period beginning May 1, 2000.



(4) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                                     Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


The Portfolio seeks long-term capital appreciation.



INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small growth companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Portfolio as of December 31, 2003, ranged from $56 million to $2.1 billion.



The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company's bottom line results or prospects have been changed.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


The Portfolio's investment in the technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999. There can be no assurance that these factors will be repeated.


INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 12      ING VP SmallCap Opportunities Portfolio

                                         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          21.39    13.80    15.81    17.30   141.03    1.09    -29.15   -43.64

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

            Best and worst quarterly performance during this period:

                                quarter     :      %


                                quarter     :      %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index.


                                                                                                           10 YEARS
                                                                    1 YEAR          5 YEARS          (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Russell 2000 Growth Index (reflects no deduction for fees or
expenses)(2)                                                                                                      (3)
Russell 2000 Index (reflects no deduction for fees or
expenses)(4)                                                    %                                                 (3)



(1) Class I commenced operations on May 6, 1994.


(2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.


(3) Index return is for the period beginning May 1, 1994.



(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP FINANCIAL SERVICES PORTFOLIO                                         Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]



The Portfolio seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio invests, under normal market conditions, at least 80% of its assets in equity securities and equity equivalent securities of companies principally engaged in financial services. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For purposes of the Portfolio's investment strategy, financial services companies are companies that derive at least 50% of their total revenues or earnings from business operations in or directly related to financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid-sized, and small companies.



Financial services companies may include, but are not limited to the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in financial instruments; government-sponsored financial enterprises; real estate investment trusts; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; suppliers to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.



The Portfolio may invest the remaining 20% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Portfolio may also invest in savings accounts of mutual thrifts that may allow the Portfolio to participate in potential future stock conversions of the thrift.



The Sub-Adviser emphasizes a value approach, and selects securities it deems to be undervalued relative to the market, comparable institutions, or other benchmarks and have potential for future growth, including securities of institutions that the Sub-Adviser believes are well positioned to take advantage of investment opportunities in the financial services industry.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.



RISKS OF CONCENTRATION -- because the Portfolio's investments are concentrated in the financial services industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.



CHANGES IN INTEREST RATES -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise.



ILLIQUID SECURITIES -- if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.



CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks and securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



 14      ING VP Financial Services Portfolio

                                             ING VP FINANCIAL SERVICES PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   This Portfolio does not have performance history because it had not yet commenced operations prior to December 31, 2003, the Portfolio's fiscal year end.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                    ING VP Financial Services Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP MAGNACAP PORTFOLIO                                                   Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


The Portfolio seeks growth of capital, with dividend income as a secondary consideration.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio will normally invest at least 80% of its assets in common stock of large companies. The Portfolio will provide shareholders with at least 60 day's prior notice of any change in this investment policy.



Large companies are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. As of December 31, 2003, this meant a market
capitalization of at least $    billion.



The Portfolio normally invests in companies that the Sub-Adviser, using a disciplined value approach, considers to be undervalued compared to the overall stock market. Among the criteria the Sub-Adviser will consider are whether a company has increased dividends or had the financial capability to have increased dividends over the past 10 years. The Sub-Adviser also analyzes candidates for investment for some catalyst or vector of change that may lead to an increase in the share price.



The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. The Portfolio may invest the remaining 20% of its assets in other types of securities including foreign securities and smaller companies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.



MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.



CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



RISKS OF FOREIGN INVESTING -- foreign investing may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


 16      ING VP MagnaCap Portfolio

                                                       ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -10.44   -22.76


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

            Best and worst quarterly performance during this period:

                                quarter    :    %


                                quarter    :    %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 1000 Value Index, the Russell 1000 Index and the S&P Barra Value Index.



                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return                                                  %                                          N/A
Russell 1000 Value Index (reflects no deduction for fees or
 expenses)(2)(3)                                                %                        (4)               N/A
Russell 1000 Index (reflects no deduction for fees or
 expenses)(5)                                                   %                        (4)               N/A
S&P Barra Value Index (reflects no deduction for fees or
 expenses)(6)                                                   %                        (4)               N/A



(1) Class I commenced operations on May 8, 2000.



(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.



(3) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.



(4) Index return is for the period beginning May 1, 2000.



(5) The Russell 1000 Index is an unmanaged index and is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.



(6) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                         ING Clarion Real Estate
ING VP REAL ESTATE PORTFOLIO                                          Securities

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]



This Portfolio seeks total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, and real estate dealers.



The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yields and growth. Companies are evaluated for purchase and sale using several different quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.



The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.



The Sub-Adviser may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small-and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.



MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor stocks or industries to which the Portfolio is not exposed, or may not favor equities at all.



NON-DIVERSIFICATION RISKS -- the Portfolio is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Portfolio's assets may be invested in a single company.



RISK OF CONCENTRATION -- because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.



REAL ESTATE RISK -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



 18      ING VP Real Estate Portfolio

                                                    ING VP REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY]

HOW THE


FUND HAS


PERFORMED


                   This Portfolio does not have performance history because it had not yet commenced operations prior to December 31, 2003, the Portfolio's fiscal year end.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING VP Real Estate Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP INTERNATIONAL VALUE PORTFOLIO                                        Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


The Portfolio seeks long-term capital appreciation.



INVESTMENT STRATEGY


[COMPASS]


The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The Sub-Adviser applies the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.


The Portfolio holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 20      ING VP International Value Portfolio

                                            ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     16.93    50.18    3.18    -11.58   -15.46

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997; however, prior to July 1, 2002, the Portfolio was advised by a different sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the MSCI EAFE Index.



                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(2)                                                  %                                  (3)



(1) Class I commenced operations on August 8, 1997.


(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) Index return is for the period beginning August 1, 1997.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP HIGH YIELD BOND PORTFOLIO                                            Inc.

--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks to provide investors with a high level of current income and total return.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of high yield (high risk) bonds. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization. The Portfolio defines high yield bonds to include: bank loans; payment-in-kind securities; fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; mortgage-backed and asset-backed debt obligations provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Portfolio, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Portfolio's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.



Any remaining assets may be invested in investment grade debt securities; common and preferred stocks U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio's investment objectives; and debt securities of foreign issuers including securities of companies in emerging markets. The Portfolio may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolio will not purchase common stocks if, after such purchase, more than 20% of the value of its assets would be in common stocks. The Portfolio is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase.



In selecting equity securities, the Sub-Adviser uses a bottom-up analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.



In choosing investments for the Portfolio, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


The Portfolio is subject to risks associated with investing in lower-rated securities. You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.



PRICE VOLATILITY -- debt and equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the Issuer. Equity securities generally have higher volatility than debt securities.



CHANGES IN INTEREST RATES -- the value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.



CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other income portfolios, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. The Portfolio is also subject to credit risk through its investment in floating rate loans.



PREPAYMENT RISK -- the Portfolio may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.



RISK OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.



INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.



RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social or economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.



SMALL-CAPITALIZATION COMPANIES RISK -- investment in small-capitalization companies involves greater risk than is customarily associated with larger, more-established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may not be traded in volumes typical of securities of larger companies. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 22      ING VP High Yield Bond Portfolio

                                                ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          18.55    15.75    9.00     -0.12    -2.98   -11.17    -1.05    0.46


                     (1) These figures are for the year
                         ended December 31 of each year.
                         They do not reflect expenses and
                         charges which are, or may be,
                         imposed under your annuity
                         contract or life insurance policy
                         and would be lower if they did.

            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Lehman Brothers High Yield Bond Index (reflects no deduction
for fees or expenses)(2)                                        %                                 (3)



(1) Class I commenced operations on May 6, 1994.


(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.

(3) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       23

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


       The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2003. Actual expenses paid by the Portfolios may vary from year to year.


Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(as a % of average net assets)


                                                                                    TOTAL           WAIVERS,
                                                                                  PORTFOLIO      REIMBURSEMENTS        TOTAL NET
                                    MANAGEMENT     SERVICE         OTHER          OPERATING            AND             PORTFOLIO
PORTFOLIO                              FEES         FEES       EXPENSES(2)(3)     EXPENSES       RECOUPMENTS(4)        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING VP Disciplined
  LargeCap                    %        0.75          N/A
 ING VP Growth + Value        %        0.75          N/A
 ING VP Growth
  Opportunities               %        0.75          N/A
 ING VP MidCap
  Opportunities               %        0.75          N/A
 ING VP SmallCap
  Opportunities               %        0.75          N/A
 ING VP Financial Services    %       [0.75]         N/A
 ING VP MagnaCap              %        0.75          N/A                (5)             (5)                                  (5)
 ING VP Real Estate           %       [0.80]         N/A
 ING VP International
  Value                       %        1.00          N/A
 ING VP High Yield Bond       %        0.75          N/A


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING VP Financial Services Portfolio and ING VP Real Estate Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, expenses are based on estimated amounts for the current fiscal year.



(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.



(3) Other Expenses for the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for Class I shares for its most recently completed fiscal year.



(4) ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement or recoupment by ING Investments, LLC within three years. The amount of each Portfolio's (except ING VP Financial Services Portfolio and ING VP Real Estate Portfolio) expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio and ING VP Real Estate Portfolio is shown under the heading "Waivers, Reimbursements, and Recoupment." For each Portfolio except ING VP MidCap Opportunities and ING VP Real Estate, the expense limits will continue through at least December 31, 2004. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios the expense limit will continue through at least [December 31, 2005]. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement.



(5) Excludes a one-time merger fee of    % incurred in connection with the
    merger of another investment company into ING VP MagnaCap Portfolio.


 24      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
 ING VP Disciplined LargeCap                                 $
 ING VP Growth + Value                                       $
 ING VP Growth Opportunities                                 $
 ING VP MidCap Opportunities                                 $
 ING VP SmallCap Opportunities                               $
 ING VP Financial Services                                   $
 ING VP MagnaCap                                             $
 ING VP Real Estate                                          $
 ING VP International Value                                  $
 ING VP High Yield Bond                                      $
--------------------------------------------------------------------------------------------------------------



(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       25

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS

--------------------------------------------------------------------------------


ADVISER



ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio.



ING Investments acts as a "manager-of-managers" for the ING VP Financial Services Portfolio and ING VP Real Estate Portfolio. ING Investments delegates to the Sub-Advisers of the ING VP Financial Services and ING VP Real Estate Portfolios the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers for ING VP Financial Services and VP Real Estate Portfolios. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers for ING VP Financial Services and VP Real Estate Portfolios to the Portfolio's Board. ING VP Financial Services and ING VP Real Estate Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Portfolios' shareholders. The ING VP Financial Services and ING VP Real Estate Portfolios will notify shareholders of any change in the identity of a Sub-Adviser of the ING VP Financial Services and ING VP Real Estate Portfolios. In this event, the name of the ING VP Financial Services and ING VP Real Estate Portfolios and its investment strategies may also change.



ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of December 31, 2003, ING Investments managed over $36.6 billion in assets.



ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.



The table below shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.



PORTFOLIO                                         MANAGEMENT FEE
ING VP Disciplined LargeCap                            0.75%
ING VP Growth + Value                                  0.75
ING VP Growth Opportunities                            0.75
ING VP MidCap Opportunities                            0.75
ING VP SmallCap Opportunities                          0.75
ING VP Financial Services                              0.75(1)
ING VP MagnaCap                                        0.75
ING VP Real Estate                                    [0.80](2)
ING VP International Value                             1.00
ING VP High Yield Bond                                 0.75



(1) Because the ING VP Financial Services Portfolio had not yet commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, the management fee for this Portfolio reflects the current contract rate.


(2) The Portfolio had not yet commenced operations as of December 31, 2003, the Portfolios' fiscal year end.



ING INVESTMENTS DIRECTLY MANAGES THE ING VP GROWTH + VALUE PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since June 2003. Matthew S. Price, Portfolio Manager, joined ING's asset management operations ("ING") as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.



SUB-ADVISERS



ING Investments has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio other than ING VP Growth + Value Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.



ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Portfolio. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day management of the Portfolio.



ING VP DISCIPLINED LARGECAP PORTFOLIO, ING VP GROWTH OPPORTUNITIES PORTFOLIO, ING VP MIDCAP OPPORTUNITIES PORTFOLIO, ING VP SMALLCAP OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP MAGNACAP PORTFOLIO, ING VP INTERNATIONAL VALUE PORTFOLIO AND ING VP HIGH YIELD BOND PORTFOLIO.



AELTUS INVESTMENT MANAGEMENT, INC.



Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, serves as the Sub-Adviser to ING VP Disciplined LargeCap Portfolio, ING VP Growth Opportunities Portfolio, ING VP High Yield Bond Portfolio, ING VP



 26      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------


International Value Portfolio, ING VP Financial Services Portfolio, ING VP MagnaCap Portfolio, ING VP MidCap Opportunities Portfolio and ING VP SmallCap Opportunities Portfolio.



Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.



As of December 31, 2003, ING Aeltus managed over $54.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.



ING VP DISCIPLINED LARGECAP PORTFOLIO



The Portfolio (formerly the ING VP Research Enhanced Index Portfolio) has been managed by a team of investment professionals led by Hugh T.M. Whelan since August 2001. Mr. Whelan has served as a quantitative equity analyst at ING since 1999. Previously, Mr. Whelan was a quantitative portfolio manager within the fixed income group, specializing in corporate securities, since 1994.



ING VP GROWTH OPPORTUNITIES PORTFOLIO, ING VP MIDCAP OPPORTUNITIES PORTFOLIO AND ING VP SMALLCAP OPPORTUNITIES PORTFOLIO



The Portfolios have been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.



ING VP FINANCIAL SERVICES PORTFOLIO



The Portfolio has been managed by Robert M. Kloss and Steven L. Rayner since January 2001.



Robert M. Kloss, Portfolio Manager, served as an Equity Analyst and Portfolio Manager since 1998. From 1995 to 1998, he served as a Product Manager.



Steven L. Rayner, Portfolio Manager, served as the primary analyst for the Portfolio from June 1995 until January 2001.



ING VP MAGNACAP PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by William F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.



ING VP INTERNATIONAL VALUE PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by Richard T. Saler, Portfolio Manager, and Philip A. Schwartz, Portfolio Manager, since July 2002. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING. Prior to joining ING in July 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation.



ING VP HIGH YIELD BOND PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by Greg Jacobs, Portfolio Manager, and Kurt Kringelis, Portfolio Manager, since April 2003. Both Mr. Jacobs and Mr. Kringelis joined ING in January 1998. They each have more than 8 years investment experience managing high yield investments.



ING VP REAL ESTATE PORTFOLIO



ING CLARION REAL ESTATE SECURITIES



Founded in 1969, ING Clarion Real Estate Securities (CRA), a Delaware limited partnership, is registered with the SEC as an investment adviser. CRA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2003, were valued at over $2.6 billion.



The following individuals share responsibility for the day-to-day management of the Portfolio:



T. Ritson Ferguson, Chief Investment Officer (CIO), has 17 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of CRA since 1991. Prior to 1991, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisors and Trammel Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.



Kenneth D. Campbell, Managing Director, has been with CRA and its predecessors since 1969. Mr. Campbell has more than 33 years of real estate investment experience. Mr. Campbell has been recognized by the National Association of Real Estate Investment Trust (NAREIT) for outstanding lifetime contributions to the Real Estate Investment Trust (REIT) Industry.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       27

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS

--------------------------------------------------------------------------------


PERFORMANCE OF SIMILAR REAL ESTATE ACCOUNTS MANAGED BY ING CLARION REAL ESTATE SECURITIES



The tables below are designed to show you how a composite of similar real estate investment accounts managed by CRA performed over various periods in the past.



The Clarion Real Estate Composite (the "Clarion Composite") is a composite of the performance of all actual fee-paying, fully discretionary real estate
accounts of at least $    million in net assets under management managed by CRA
for at least one month beginning          . Each account in the Clarion
Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of the ING VP Real Estate Portfolio.



The tables below show the returns for the Clarion Composite compared with the Wilshire Real Estate Securities Index ("WRES Index") for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2003 and on an annual basis as of December 31 of each of the last 7 years. This information is designed to demonstrate the historical track record of CRA. It does not indicate how the ING VP Real Estate Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2003)



                                     CLARION
                                   REAL ESTATE         WRES
                                  COMPOSITE (%)     INDEX (%)
                                  -------------     ---------
 One Year                                  %                %
 Three Years                               %                %
 Five Years                                %                %
 Since Inception (12/31/96)                %                %



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                                     CLARION
                                   REAL ESTATE         WRES
                                  COMPOSITE (%)     INDEX (%)
                                  -------------     ---------
 2003
 2002                                -24.45%          -27.88%
 2001                                -16.62%          -20.42%
 2000                                -22.76%          -22.42%
 1999                                 35.09%           33.16%
 1998                                 37.79%           38.71%
 1997                                 29.20%           30.49%



The performance reflected in the Clarion Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), which differ from the method used by the SEC.



The composite performance data in the Clarion Composite was calculated on a total return basis and includes all losses. Net operating expenses include investment advisory fees, service fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Clarion Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Portfolio by the Investment Company Act of 1940 ("1940 Act") or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Clarion Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Clarion Composite may not reflect the returns of any particular account of CRA.



The Wilshire Real Estate Securities Index is an unmanaged market capitalization weighted index of publicly traded real estate securities, such as real estate investment trust (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



 28      Management of the Portfolios

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.


ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.


CLASS S SHARES



Effective May 1, 2001, the Trust also offers investors Class S shares of the Portfolios.


HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The Portfolios are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       29

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

Each Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.


THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.



 30      Dividends, Distributions and Taxes
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                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio's principal investment strategy. However, the Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.


PRINCIPAL RISKS


The principal risks of investing in certain Portfolios are highlighted below. Certain Portfolios not identified below, however, also may invest in the securities described. Please see the SAI for more information.



INABILITY TO SELL SECURITIES. (ALL PORTFOLIOS EXCEPT ING VP DISCIPLINED LARGECAP AND ING VP MAGNACAP PORTFOLIOS). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.



INVESTMENTS IN FOREIGN SECURITIES. (ING VP FINANCIAL SERVICES, ING VP MAGNACAP, ING VP INTERNATIONAL VALUE AND ING VP HIGH YIELD BOND PORTFOLIOS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.



Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.



EMERGING MARKETS INVESTMENTS. (ING VP INTERNATIONAL VALUE AND ING VP HIGH YIELD BOND PORTFOLIOS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.



INVESTMENTS IN REAL ESTATE SECURITIES (ING VP REAL ESTATE
PORTFOLIO). Investments in issuers that are primarily engaged in real estate, including real estate investment trusts ("REITs"), may subject the Portfolio to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. (ALL PORTFOLIOS EXCEPT ING VP DISCIPLINED LARGECAP AND ING VP MAGNACAP PORTFOLIOS). Certain Portfolios may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       31
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counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



CONVERTIBLE SECURITIES. (ING VP FINANCIAL SERVICES, ING VP MAGNACAP AND ING VP INTERNATIONAL VALUE PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



CORPORATE DEBT SECURITIES. (ING VP HIGH YIELD BOND AND ING VP MAGNACAP PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



CONCENTRATION. (ING VP FINANCIAL SERVICES AND ING VP REAL ESTATE
PORTFOLIOS). The Portfolios concentrate [for purposes of the Investment Company Act of 1940 (the "1940 Act")] their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolios may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.



DERIVATIVES. (ING VP DISCIPLINED LARGECAP AND ING VP HIGH YIELD BOND PORTFOLIOS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



HIGH YIELD SECURITIES. (ING VP HIGH YIELD BOND PORTFOLIO). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



LENDING PORTFOLIO SECURITIES. (ALL PORTFOLIOS). In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



NON-DIVERSIFIED INVESTMENT COMPANY. (ING VP FINANCIAL SERVICES AND ING VP REAL ESTATE PORTFOLIOS). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that the Portfolios are not limited by the 1940 Act in the proportion of their assets that the Portfolios may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolios' assets in




 32      More Information About Risks
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                                                    MORE INFORMATION ABOUT RISKS
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the securities of a small number of issuers may cause the Portfolios' share price to fluctuate more than that of a diversified investment company.



PORTFOLIO TURNOVER. (ING VP GROWTH + VALUE, ING VP GROWTH OPPORTUNITIES, ING VP DISCIPLINED LARGECAP, ING VP INTERNATIONAL VALUE, ING VP SMALLCAP OPPORTUNITIES AND ING VP MIDCAP OPPORTUNITIES PORTFOLIOS). The Portfolios are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.


OTHER RISKS


MANAGEMENT RISK. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The value of U.S. Government securities may decline due to changing interest rates.


OTHER INVESTMENT COMPANIES. The Portfolios may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


INTERESTS IN LOANS. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       33
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date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Portfolio's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.



A Portfolio will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, polices and investment programs of each Portfolio, as described in the Prospectuses and SAI.



PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



 34      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Portfolio's Class I financial performance for the past five years or, if shorter, the period of the Class I shares, operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Trust's independent auditors, along with each Portfolio's financial statements, is included in the Trust's annual report, which is incorporated by reference into the SAI and is available upon request.



Financial Highlights are not included for the ING VP Financial Services Portfolio and ING VP Real Estate Portfolio because Class I shares had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       35

ING VP DISCIPLINED LARGECAP PORTFOLIO                       FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ended December 31, 1999, the financial information was audited by other independent auditors.



                                                                                     CLASS I
                                                                             YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2003     2002     2001     2000    1999(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $              3.84     4.39     4.99     4.83
 Income from investment operations:
 Net investment income                                         $              0.03     0.02     0.02     0.11
 Net realized and unrealized gain (loss) on investments        $             -0.88    -0.55    -0.60     0.16
 Total from investment operations                              $             -0.85    -0.53    -0.58     0.27
 Less distributions from:
 Net investment income                                         $              0.05     0.02     0.02     0.11
 Net realized gains on investments                             $                --       --       --       --
 Total distributions                                           $              0.05     0.02     0.02     0.11
 Net asset value, end of the year                              $              2.94     3.84     4.39     4.99
 TOTAL RETURN(1)                                               %            -22.29   -12.00   -11.63     5.79
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $             7,323   17,533   24,322   29,739
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %              0.90     0.90     0.90     0.89
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %              1.66     1.62     1.18     1.26
 Ratio of net investment income to average net assets after
 reimbursement(4)                                              %              0.67     0.49     0.42     1.89
 Portfolio turnover rate                                       %               167       98       49      123


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) Portfolio commenced operations as Multi-Sector Bond Fund. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective as explained above on page 13, note 1. Effective June 2, 2003, the Portfolio changed its name to ING VP Disciplined LargeCap Portfolio.


(3) As of April 30, 1999, the expense limit increased from 0.80% to 0.90%.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.



 36      ING VP Disciplined LargeCap Portfolio

FINANCIAL HIGHLIGHTS                             ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ending December 31, 1999, the financial information was audited by other independent auditors.



                                                                                     CLASS I
                                                                             YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2003     2002     2001     2000      1999
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $             15.75    22.90     30.04    18.76
 Income from investment operations:
 Net investment income (loss)                                  $             -0.02    -0.04     -0.11    -0.08
 Net realized and unrealized gain (loss) on investments        $             -5.86    -7.06     -2.29    17.74
 Total from investment operations                              $             -5.88    -7.10     -2.40    17.66
 Less distributions from:
 Net investment income                                         $                --       --        --       --
 Net realized gains on investments                             $                --     0.05      4.74     6.38
 Total distributions                                           $                --     0.05      4.74     6.38
 Net asset value, end of the year                              $              9.87    15.75     22.90    30.04
 TOTAL RETURN(1)                                               %            -37.33   -30.99     -9.78    94.98
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $            54,295   99,453   132,450   89,911
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %              0.80     0.80      0.80     0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %              1.18     1.17      0.93     0.97
 Ratio of net investment income (loss) to average net assets
 after reimbursement(2)                                        %             -0.17    -0.27     -0.46    -0.44
 Portfolio turnover rate                                       %               323      192       151      179


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                        ING VP Growth + Value Portfolio       37

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002 and 2001 and the period ended December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                           CLASS I              CLASS I
                                                                          YEAR ENDED          ------------
                                                                         DECEMBER 31,         PERIOD ENDED
                                                                   ------------------------   DECEMBER 31,
                                                                    2003     2002     2001      2000(1)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $              5.48     8.92       10.00
 Income from investment operations:
 Net investment income (loss)                                  $             -0.02    -0.02        0.02
 Net realized and unrealized loss on investments               $             -1.71    -3.42       -1.08
 Total from investment operations                              $             -1.73    -3.44       -1.06
 Less distribution from:
 Net investment income                                         $                --       --        0.02
 Total distributions                                           $                --       --        0.02
 Net asset value, end of the period                            $              3.75     5.48        8.92
 TOTAL RETURN(2)                                               %            -31.57   -38.57      -10.62
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $             4,808    6,987       6,137
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %              0.90     0.90        0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %              1.34     1.82        2.19
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                     %             -0.50    -0.32        0.52
 Portfolio turnover rate                                       %               407      471         157


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 3, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 38      ING VP Growth Opportunities Portfolio

FINANCIAL HIGHLIGHTS                       ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002 and 2001 and the period ended December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                             CLASS I              CLASS I
                                                                            YEAR ENDED          ------------
                                                                           DECEMBER 31,         PERIOD ENDED
                                                                     ------------------------   DECEMBER 31,
                                                                      2003     2002     2001      2000(1)
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                       $               6.07     9.05      10.00
 Income from investment operations:
 Net investment income (loss)                                   $              -0.02    -0.01       0.01
 Net realized and unrealized loss on investments                $              -1.55    -2.97      -0.95
 Total from investment operations                               $              -1.57    -2.98      -0.94
Less distributions from:
 Net investment income                                          $                 --       --       0.01
 Total distributions                                            $                 --       --       0.01
 Net asset value, end of the period                             $               4.50     6.07       9.05
 TOTAL RETURN(2)                                                %             -25.86   -32.92      -9.38
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                           $              4,683    3,616      1,995
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                            %               0.88     0.90       0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %               1.53     2.66       5.76
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                      %              -0.42    -0.32       0.40
 Portfolio turnover rate                                        %                387      429        103


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 5, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       39

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ended December 31, 1999, the financial information was audited by other independent auditors.



                                                                                    CLASS I
                                                                            YEAR ENDED DECEMBER 31,
                                                                   -----------------------------------------
                                                                    2003     2002     2001     2000    1999
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $              18.88    26.73   29.24   14.12
 Income from investment operations:
 Net investment income (loss)                                  $              -0.10    -0.11   -0.01   -0.09
 Net realized and unrealized gain (loss) on investments        $              -8.14    -7.69    0.49   19.83
 Total from investment operations                              $              -8.24    -7.80    0.48   19.74
 Less distributions from:
 Net investment income                                         $                 --       --      --      --
 Net realized gains on investments                             $                 --     0.05    2.99    4.62
 Total distributions                                           $                 --     0.05    2.99    4.62
 Net asset value, end of the year                              $              10.64    18.88   26.73   29.24
 TOTAL RETURN(1)                                               %             -43.64   -29.15    1.09  141.03
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $             64,767  103,273  131,514 71,532
 Ratio of expenses to average net assets after
 reimbursement(2)(3)                                           %               0.90     0.90    0.90    0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %               1.23     1.15    0.98    1.09
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)                                        %              -0.75    -0.59   -0.06   -0.64
 Portfolio turnover rate                                       %                414      304     148     236


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) As of November 9, 1998, the expense limit increased from 0.80% to 0.90%.

(3) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 40      ING VP SmallCap Opportunities Portfolio

FINANCIAL HIGHLIGHTS                                   ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002 and 2001 and the period ended December 31, 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                             CLASS I              CLASS I
                                                                            YEAR ENDED          ------------
                                                                           DECEMBER 31,         PERIOD ENDED
                                                                     ------------------------   DECEMBER 31,
                                                                      2003     2002     2001      2000(1)
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                       $               8.93    10.11      10.00
 Income from investment operations:
 Net investment income                                          $               0.08     0.11       0.05
 Net realized and unrealized gain (loss) on investments         $              -2.11    -1.17       0.11
 Total from investment operations                               $              -2.03    -1.06       0.16
 Less distributions from:
 Net investment income                                          $               0.08     0.12       0.05
 Total distributions                                            $               0.08     0.12       0.05
 Net asset value, end of the period                             $               6.82     8.93      10.11
 TOTAL RETURN(2)                                                %             -22.76   -10.44       1.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                           $              4,868    2,301      1,118
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                            %               0.90     0.90       0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %               1.20     2.22       7.90
 Ratio of net investment income to average net assets after
 reimbursement(3)(4)                                            %               1.22     1.27       1.45
 Portfolio turnover rate                                        %                 47       72         28


--------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 8, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       41

ING VP INTERNATIONAL VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ended December 31, 1999, the financial information was audited by other independent auditors.



                                                                                  CLASS I
                                                                   --------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------
                                                                    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $            10.27   12.19   14.77   11.08
 Income from investment operations:
 Net investment income                                         $             0.08    0.17    0.24    0.22
 Net realized and unrealized gain (loss) on investments        $            -1.66   -1.58    0.12    5.23
 Total from investment operations                              $            -1.58   -1.41    0.36    5.45
 Less distributions from:
 Net investment income                                         $             0.09    0.18    0.27    0.24
 Net realized gains on investments                             $               --    0.33    2.67    1.52
 Total distributions                                           $             0.09    0.51    2.94    1.76
 Net asset value, end of the period                            $             8.60   10.27   12.19   14.77
 TOTAL RETURN(1)                                               %           -15.46  -11.58    3.18   50.18
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $           64,042  33,223  26,815  24,051
 Ratio of expenses to average net assets after
 reimbursement(2)(3)(4)                                        %             1.00    1.00    1.00    1.00
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %             1.58    1.53    1.44    1.52
 Ratio of net investment income to average net assets after
 reimbursement(3)(4)                                           %             0.79    1.57    1.83    1.69
 Portfolio turnover rate                                       %              164      24      69      84


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(2) Effective November 9, 1998, the expenses limit increased from 0.80% to 1.00%


(3) Annualized for periods less than one year.



(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 42      ING VP International Value Portfolio

FINANCIAL HIGHLIGHTS                            ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ended December 31, 1999, the financial information was audited by other independent auditors.



                                                                                  CLASS I
                                                                          YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                   2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $            3.16    3.45    4.30    4.87
 Income from investment operations:
 Net investment income                                         $            0.35    0.26    0.40    0.44
 Net realized and unrealized gain (loss) on investments        $           -0.33   -0.29   -0.85   -0.57
 Total from investment operations                              $            0.02   -0.03   -0.45   -0.13
 Less distributions from:
 Net investment income                                         $            0.35    0.26    0.40    0.44
 Net realized gains on investments                             $              --      --      --      --
 Total distributions                                           $            0.35    0.26    0.40    0.44
 Net asset value, end of year                                  $            2.83    3.16    3.45    4.30
 TOTAL RETURN(1)                                               %            0.46   -1.05  -11.17   -2.98
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $           9,761  10,461  10,642  16,442
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %            0.80    0.80    0.80    0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %            1.46    1.28    1.13    1.11
 Ratio of net investment income to average net assets after
 reimbursement(2)                                              %            9.57    9.76    9.53    9.19
 Portfolio turnover rate                                       %              77     109     140      85


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                       ING VP High Yield Bond Portfolio       43

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC).



Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other
Portfolio information, or to make investment related inquiries:


ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220


  [ING FUNDS LOGO]                          VPIPROS0504-050104

       PROSPECTUS

[CHESS PIECE]

       May 1, 2004



       Class S

                                                 ING VARIABLE PRODUCTS TRUST
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS

                                                 ING VP Disciplined LargeCap
                                                 Portfolio

                                                 ING VP Growth Opportunities
                                                 Portfolio
                                                 ING VP LargeCap Growth
                                                 Portfolio
                                                 ING VP MidCap Opportunities
                                                 Portfolio
                                                 ING VP SmallCap Opportunities
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE
                                                 PORTFOLIOS


                                                 ING VP Financial Services
                                                 Portfolio

                                                 ING VP MagnaCap Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS

                                                 ING VP Convertible Portfolio

                                                 ING VP Real Estate Portfolio


                                                 INTERNATIONAL EQUITY PORTFOLIO


                                                 ING VP International Value
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIO
                                                 ING VP High Yield Bond
                                                 Portfolio


       This Prospectus contains
       important information about
       investing in Class S shares of
       the ING Variable Products
       Trust Portfolios. You should
       read it carefully before you
       invest, and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency; and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET]
         OBJECTIVE



[COMPASS]
         INVESTMENT
         STRATEGY



[SCALE]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

You'll also find:

[MONEY]
         HOW THE
         PORTFOLIO HAS
         PERFORMED




HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).

[COIN]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.


WHAT YOU PAY TO INVEST. Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2

    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Disciplined LargeCap Portfolio                    4
      (Formerly ING VP Research Enhanced Index
      Portfolio)
    ING VP Growth Opportunities Portfolio                    6
    ING VP LargeCap Growth Portfolio                         8
    ING VP MidCap Opportunities Portfolio                   10
    ING VP SmallCap Opportunities Portfolio                 12

    DOMESTIC EQUITY VALUE PORTFOLIOS
    ING VP Financial Services Portfolio                     14
    ING VP MagnaCap Portfolio                               16

    DOMESTIC EQUITY AND INCOME PORTFOLIOS
    ING VP Convertible Portfolio                            18
    ING VP Real Estate Portfolio                            20

    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Value Portfolio                    22

    FIXED INCOME PORTFOLIO
    ING VP High Yield Bond Portfolio                        24



    WHAT YOU PAY TO INVEST                                  26
    MANAGEMENT OF THE PORTFOLIOS                            28
    INFORMATION FOR INVESTORS                               31
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      32
    MORE INFORMATION ABOUT RISKS                            33
    FINANCIAL HIGHLIGHTS                                    37
    WHERE TO GO FOR MORE INFORMATION                Back cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING Variable Products Trust's (Trust) Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years; and



  - are willing to accept higher risk in exchange for the potential for long-term growth.



DOMESTIC EQUITY VALUE PORTFOLIOS



  ING's Domestic Equity Value Portfolios seek capital appreciation.



  The Portfolios may suit you if you:


  - are investing for the long-term -- at least several years; and
  - are willing to accept risk in exchange for the potential for long-term capital appreciation.


DOMESTIC EQUITY AND INCOME PORTFOLIOS



  ING's Domestic Equity and Income Portfolios seek income and growth of capital.



  The Portfolios may suit you if you:



  - want regular income and the potential for capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth or Domestic Equity Value Portfolios.


INTERNATIONAL EQUITY PORTFOLIO



  ING offers an International Equity Portfolio that applies the technique of value investing. This Portfolio seeks long-term capital appreciation by investing primarily in foreign equities.



  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

FIXED INCOME PORTFOLIO

  ING offers an aggressive Fixed Income Portfolio.

  The Portfolio may suit you if you:


  - want a regular stream of income and the potential for capital appreciation; and

  - want greater income potential than a money market fund; and
  - are willing to accept more risk than in a money market fund.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  PORTFOLIO
                  ------------------------------------------------
DOMESTIC          ING VP Disciplined LargeCap Portfolio
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


                  ING VP Growth Opportunities Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP LargeCap Growth Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Wellington Management Company, LLP


                  ING VP MidCap Opportunities Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP SmallCap Opportunities Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Financial Services Portfolio
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP MagnaCap Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Convertible Portfolio
EQUITY AND        Adviser: ING Investments, LLC
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.
PORTFOLIOS

                  ING VP Real Estate Portfolio
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Clarion Real Estate Securities


INTERNATIONAL     ING VP International Value Portfolio
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      ING VP High Yield Bond Portfolio
PORTFOLIO         Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                INVESTMENT OBJECTIVE
                ------------------------------------------------------------
DOMESTIC        Capital appreciation
EQUITY GROWTH
PORTFOLIOS

                Long-term growth of capital

                Long-term capital appreciation

                Long-term capital appreciation

                Long-term capital appreciation

DOMESTIC        Long-term capital appreciation
EQUITY VALUE
PORTFOLIOS

                Growth of capital, with dividend income as a secondary consideration

DOMESTIC        Maximum total return, consisting of capital appreciation and
EQUITY AND      current income
INCOME
PORTFOLIOS

                Total return

INTERNATIONAL   Long-term capital appreciation
EQUITY
PORTFOLIO

FIXED INCOME    High current income and total return
PORTFOLIO

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large companies included in          Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.


Equity securities of large-cap, mid-cap and               Price volatility and other risks that accompany an
small-cap U.S. companies believed to have growth          investment in growth- oriented equity securities.
potential.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of mid-sized U.S. companies             Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          mid-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities of smaller, lesser-known U.S.           Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies principally engaged        Price volatility and other risks that accompany an
in financial services                                     investment in equity securities. Susceptible to risks of
                                                          decline in the price of securities concentrated in the
                                                          financial services industry.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued compared to the overall stock           investment in equity securities.
market


Convertible securities, as well as equities and           Price volatility and other risks that accompany an
high-yield debt securities.                               investment in equity securities. Credit, interest rate,
                                                          liquidity and other risks that accompany an investment in
                                                          convertible and debt securities, including lower quality
                                                          debt securities.

Common and preferred stocks of U.S. real estate           Price volatility and other risks that accompany an
investment trusts (REITs) and real estate                 investment in real estate equities and volatility due to
companies.                                                non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real
                                                          estate.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value-oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

A diversified portfolio of high yield (high risk)         Interest rate, credit risk, prepayment and other risks that
bonds that are unrated or rated below investment          accompany an investment in lower-quality debt securities.
grade.                                                    Particularly sensitive to credit risk during periods of
                                                          economic uncertainty or economic downturns. May also be
                                                          subject to price volatility from equity exposure and foreign securities. May be sensitive to currency exchange rates,
                                                          international, political, social or economic conditions, and other risks.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

                                                   Aeltus Investment Management,
ING VP DISCIPLINED LARGECAP PORTFOLIO                                       Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


The Portfolio seeks capital appreciation.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. The market capitalization of those stocks that the Sub-Adviser believes will outperform the S&P 500 Index will change with the market conditions. As of December 31, 2003, this meant the Sub-Adviser targeted companies with a market capitalization of at least $ million. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield), which approximate those of the S&P 500 Index.



The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.



RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



 4      ING VP Disciplined LargeCap Portfolio

                                           ING VP DISCIPLINED LARGECAP PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                 YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)(5)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.



 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          14.97    12.53    6.15     1.02     5.79    -11.63   -12.00   -22.29



(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/Corporate Bond Index to the S&P 500 Index.

(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(3) Because Class S shares had not yet commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(4) Prior to August 1, 2001, the Portfolio was managed by a different sub-adviser.


(5) Effective June 2, 2003, the Portfolio changed its name to ING VP Disciplined LargeCap Portfolio. Prior to June 2, 2003, the name of the Portfolio was ING VP Research Enhanced Index Portfolio.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below compares the Portfolio's long-term performance with the combined performance of the Lehman Brothers Government/Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(2)
Class I Return                                                  %
Index Return (reflects no deduction for fees or expenses)(3)    %                               (3)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares had not yet commenced operations prior to the date of this Prospectus. See footnote (3) to the bar chart above.


(2) Class I commenced operations on May 6, 1994.


(3) The Index Return showing the 1 year, 5 year and 10 years (or Life of Class) average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2003. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. See footnote (1) to the bar chart above.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                   ING VP Disciplined LargeCap Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP GROWTH OPPORTUNITIES PORTFOLIO                                       Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


This Portfolio seeks long-term growth of capital.



INVESTMENT STRATEGY


[COMPASS]


The Portfolio invests primarily in common stock of U.S. companies that the Sub-Adviser feels have above average prospects for growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company's bottom line results or prospects have been changed.



The Portfolio also may lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the Sub-Adviser feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 6      ING VP Growth Opportunities Portfolio

                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -38.57   -31.51


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures for 2003 and 2002 provide performance information for Class S shares of the Portfolio. The figure for 2001 provides performance information for Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell MidCap Growth Index, the Russell MidCap Index and the Russell 3000 Index.



                                                                                    5 YEARS                 10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)(2)   (OR LIFE OF CLASS)
Class I Return                                                  %                                             N/A
Class S Return                                                  %                                             N/A
Russell MidCap Growth Index (reflects no deductions for fees
  or expenses)(3)(4)                                            %                          (5)                N/A
Russell MidCap Index (reflects no deductions for fees or
  expenses)(6)                                                  %                          (5)                N/A
Russell 3000 Index (reflects no deduction for fees or
  expenses)(7)                                                  %                          (5)                N/A



(1) Class I commenced operations on May 3, 2000.

(2) Class S commenced operations on May 3, 2001.

(3) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 3000 Index.


(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.


(5) Index return for Class I shares is for the period beginning May 1, 2000.
    Index return for Class S shares is     % for the Russell MidCap Growth
    Index,     % for the Russell MidCap Index, and     % for the Russell 3000
    Index for the period beginning May 1, 2001.


(6) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.


(7) The Russell 3000 Index is an unmanaged index that measures the performance 3,000 U.S. companies based on total market capitalization.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Growth Opportunities Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                  Wellington Management Company,
ING VP LARGECAP GROWTH PORTFOLIO                                             LLP

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]



The Portfolio seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its assets in equity securities of large U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs).



The Portfolio invests in the stocks of successful, large, growing companies. The Sub-Adviser considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. As of December 31, 2003, this meant a market capitalization of at least $7.8 billion. Capitalization of companies in the S&P 500 Index will change with market conditions. The Portfolio's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will outperform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.



Using a unique valuation measure in each industry, the Sub-Adviser ranks each stock based on its upside return potential relative to its down side risk. The Sub-Adviser typically purchases companies that rank in the top 25% based on this measure and sells the stocks when they fall below median.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.



The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style.



MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.



RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. markets.



RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates, the use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.



EXCHANGE TRADED INDEX PORTFOLIOS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETF's underlying NAVs. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



 8      ING VP LargeCap Growth Portfolio

                                                ING VP LARGECAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                        -34.80


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index.



                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class S Return                                                  %                                              N/A
Russell 1000 Growth Index (reflects no deduction for fees or
  expenses)(2)                                                  %                          (3)                 N/A
S&P 500 Index (reflects no deduction for fees or
expenses)(4)                                                    %                          (3)                 N/A


(1) Class S commenced operations on August 2, 2001.

(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.


(3) Index return is for the period beginning August 1, 2001.



(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                        ING VP LargeCap Growth Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                                       Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


The Portfolio seeks long-term capital appreciation.



INVESTMENT STRATEGY


[COMPASS]


The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. The market capitalization range will change as the companies included in the Russell MidCap Growth Index change.



The market capitalization of companies held by the Portfolio as of December 31, 2003 ranged from $700 million to $17 billion.



The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company's bottom line results or prospects have been changed.



The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.


INABILITY TO SELL SECURITIES -- securities of mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING VP MidCap Opportunities Portfolio

                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -32.92   -25.99


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures for 2003 and 2002 provide performance information for Class S shares of the Portfolio. The figure for 2001 provides performance information for Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell MidCap Growth Index and the Russell MidCap Index.



                                                                                      5 YEARS                 10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)(2)   (OR LIFE OF CLASS)
Class I Return                                                  %                                               N/A
Class S Return                                                  %                                               N/A
Russell MidCap Growth Index (reflects no deduction for fees
  or expenses)(3)                                               %                            (4)                N/A
Russell MidCap Index (reflects no deduction for fees or
  expenses)(5)                                                  %                            (4)                N/A



(1) Class I commenced operations on May 5, 2000.

(2) Class S shares commenced operations on May 8, 2001.
(3) The Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(4) Index return for Class I shares is for the period beginning May 1, 2000.
    Index return for Class S shares is     % for Russell MidCap Growth Index and
        % for Russell MidCap Index for the period beginning May 1, 2001.


(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP MidCap Opportunities Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                                     Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


The Portfolio seeks long-term capital appreciation.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small growth companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Portfolio as of December 31, 2003 ranged from $56 million to $2.1 billion.



The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.


The Portfolio may invest in initial public offerings.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company's bottom line results or prospects have been changed.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.



The Portfolio's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999. There can be no assurance that these factors will be repeated.


INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 12      ING VP SmallCap Opportunities Portfolio

                                         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          21.39    13.80    15.81    17.30   141.03    1.09    -29.15   -43.74

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures for 2003 and 2002 provide performance information for Class S shares of the Portfolio. The figures for 1995-2001 provide performance information for Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


            Best and worst quarterly performance during this period:

                               quarter     :      %


                               quarter     :      %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(2)
Class I Return                                                  %
Class S Return                                                  %                                             N/A
Russell 2000 Growth Index (reflects no deduction for fees or
 expenses)(3)                                                   %                        (4)                     (4)
Russell 2000 Index (reflects no deduction for fees or
 expenses)(5)                                                   %                        (4)                     (4)



(1) Class S commenced operations on May 3, 2001.


(2) Class I commenced operations on May 6, 1994.


(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.


(4) Index return for Class I shares is for the period beginning May 1, 1994.
    Index return for Class S is     % for the Russell 2000 Growth and     % for
    the Russell 2000 Index for the period beginning May 1, 2001.


(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP FINANCIAL SERVICES PORTFOLIO                                         Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]



The Portfolio seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio invests, under normal market conditions, at least 80% of its assets in equity securities and equity equivalent securities of companies principally engaged in financial services. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For purposes of the Portfolio's investment strategy, financial services companies are companies that derive at least 50% of their total revenues or earnings from business operations in or directly related to financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid-sized, and small companies.



Financial services companies may include, but are not limited to the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in financial instruments; government-sponsored financial enterprises; real estate investment trusts; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; suppliers to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.



The Portfolio may invest the remaining 20% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Portfolio may also invest in savings accounts of mutual thrifts that may allow the Portfolio to participate in potential future stock conversions of the thrift.



The Sub-Adviser emphasizes a value approach, and selects securities it deems to be undervalued relative to the market, comparable institutions, or other benchmarks and have potential for future growth, including securities of institutions that the Sub-Adviser believes are well positioned to take advantage of investment opportunities in the financial services industry.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.



RISKS OF CONCENTRATION -- because the Portfolio's investments are concentrated in the financial services industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.



CHANGES IN INTEREST RATES -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise.



ILLIQUID SECURITIES -- if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.



CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks and securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



 14      ING VP Financial Services Portfolio

                                             ING VP FINANCIAL SERVICES PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED

                   This Portfolio does not have performance history because it had not yet commenced operations prior to December 31, 2003, the Portfolio's fiscal year end.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                    ING VP Financial Services Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP MAGNACAP PORTFOLIO                                                   Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


The Portfolio seeks growth of capital, with dividend income as a secondary consideration.



INVESTMENT STRATEGY


[COMPASS]


The Portfolio will normally invest at least 80% of its assets in common stock of large companies. The Portfolio will provide shareholders with at least 60 day's prior notice of any change in this investment policy.



Large companies are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. As of December 31, 2003, this meant a market
capitalization of at least $    billion.



The Portfolio normally invests in companies that the Sub-Adviser, using a disciplined value approach, considers to be undervalued compared to the overall stock market. Among the criteria the Sub-Adviser will consider are whether a company has increased dividends or had the financial capability to have increased dividends over the past 10 years. The Sub-Adviser also analyzes candidates for investment for some catalyst or vector of change that may lead to an increase in the share price.



The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. The Portfolio may invest the remaining 20% of its assets in other types of securities including foreign securities and smaller companies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.



MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.



CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



RISKS OF FOREIGN INVESTING -- foreign investing may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


 16      ING VP MagnaCap Portfolio

                                                       ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -10.44   -22.99

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges, which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.

(2) The figures for 2003 and 2002 provide performance information for Class S shares of the Portfolio. The figure for 2001 provides performance information for Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                          %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Value Index, the Russell 1000 Index, and the S&P Barra Value Index.



                                                                                    5 YEARS                   10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)(2)     (OR LIFE OF CLASS)
Class I Return                                                  %                                               N/A
Class S Return                                                  %                                               N/A
Russell 1000 Value Index (reflects no deduction for fees or
  expenses)(3)(4)                                               %                          (5)                  N/A
Russell 1000 Index (reflects no deduction for fees or
  expenses)(6)                                                  %                          (5)                  N/A
S&P Barra Value Index (reflects no deduction for fees or
  expenses)(7)                                                  %                          (5)                  N/A



(1) Class I commenced operations on May 8, 2000.

(2) Class S commenced operations on May 3, 2001.

(3) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.


(4) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lowered forecasted growth values.


(5) Index return for Class I is for the period beginning May 1, 2000. Index
    return for Class S is    % for Russell 1000 Value Index,    % for Russell
    1000 Index and    % for the S&P Barra Value Index for the period beginning
    May 1, 2001.


(6) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.


(7) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP MagnaCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP CONVERTIBLE PORTFOLIO                                                Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET]



The Portfolio seeks maximum total return, consisting of capital appreciation and current income.




INVESTMENT STRATEGY



[COMPASS]


Under normal conditions, the Portfolio invests at least 80% of its assets in convertible securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Portfolio emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Portfolio invests may be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Portfolio may invest. Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure.



The Portfolio may also invest up to 20% of its total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated. The Portfolio may also invest in securities issued by the U.S. government and its agencies and instrumentalities. Most but not all of the bonds in which the Portfolio invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.



In evaluating convertible securities, the Portfolio's Sub-Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.



In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.



The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------


RISKS



[SCALE]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Portfolio may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.



CREDIT RISK -- the Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Portfolio may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.



INABILITY TO SELL SECURITIES -- convertible securities, smaller company securities, and high yield securities may be less liquid than other investments. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



 18      ING VP Convertible Portfolio

                                                    ING VP CONVERTIBLE PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                         -6.89



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                          %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Merrill Lynch All Convertible Excluding Mandatory All Qualities Index ("ML Convert Index") and the First Boston Convertible Index ("FB Convertible Index").



                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)    (OR LIFE OF CLASS)
Class S Return                                                  %                                               N/A
ML Convert Index (reflects no deduction for fees or
  expenses)(2)(3)                                               %                          (4)                  N/A
FB Convertible Index (reflects no deduction for fees or
  expenses)(5)                                                  %                          (4)                  N/A


(1) Class S commenced operations on August 20, 2001.

(2) The ML Convert Index is more representative of the overall convertible market, because it includes many convertible securities that are excluded by the FB Convertible Index.


(3) The ML Convert Index is a market capitalization-weighted index including non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Securities must be convertible into U.S. denominated common stocks, American Depositary Receipts, or cash equivalent to be included. The ML Convert Index includes approximately 550 convertible securities and is updated and available daily, lending itself to daily performance attribution.


(4) Index return is for the period beginning September 1, 2001.


(5) The FB Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical to those in the Portfolio's investment portfolio.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                           ING VP Convertible Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                         ING Clarion Real Estate
ING VP REAL ESTATE PORTFOLIO                                          Securities

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]



This Portfolio seeks total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts (REITS) and real estate companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, and real estate dealers.



The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yields and growth. Companies are evaluated for purchase and sale using several different quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.



The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.



The Sub-Adviser may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small-and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.



The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.



MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor stocks or industries to which the Portfolio is not exposed, or may not favor equities at all.



NON-DIVERSIFICATION RISKS -- the Portfolio is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater portion of the Portfolio's assets may be invested in a single company.



RISK OF CONCENTRATION -- because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.



REAL ESTATE RISK -- investment in issuers that are principally engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



 20      ING VP Real Estate Portfolio

                                                    ING VP REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

            [MONEY GRAPHIC]

HOW THE


PORTFOLIO


HAS PERFORMED


                   This Portfolio does not have performance history because it had not yet commenced operations prior to December 31, 2003, the Portfolio's fiscal year end.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING VP Real Estate Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP INTERNATIONAL VALUE PORTFOLIO                                        Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]


The Portfolio seeks long-term capital appreciation.



INVESTMENT STRATEGY


[COMPASS]

The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The Sub-Adviser applies the technique of value investing by seeking stocks that their research indicates are priced below their long-term value.


The Portfolio holds common stocks, preferred stocks, American, European and global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940 as amended.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities the Sub-Adviser believes are more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objectives.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 22      ING VP International Value Portfolio

                                            ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.



 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     16.93    50.18    3.18    -11.58   -15.46


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figure for 2003 provides performance information for Class S shares of the Portfolio. The figures for 2002 and prior years provide performance information for Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.
    Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(3) ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997; however, prior to July 1, 2002, the Portfolio was advised by a different sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                          %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR PERIOD ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the MSCI EAFE Index.



                                                                                                 10 YEARS
                                                                    1 YEAR   5 YEARS(1)    (OR LIFE OF CLASS)(2)
Class I Return                                                 %
Class S Return                                                 %                                     N/A
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(3)                                                 %                                        (4)



(1) Class S shares of the Portfolio commenced operations on March 19, 2002.



(2) Class I commenced operations on August 8, 1997.


(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.


(4) Index return for Class I is for the period beginning August 1, 1997. The

    Index return for Class S is     % for the period beginning April 1, 2002.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Value Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP HIGH YIELD BOND PORTFOLIO                                            Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET]


The Portfolio seeks to provide investors with a high level of current income and total return.




INVESTMENT STRATEGY



[COMPASS]


Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of high yield (high risk) bonds. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization. The Portfolio defines high yield bonds to include: bank loans; payment-in-kind securities; fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; mortgage-backed and asset-backed debt obligations provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Portfolio, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Portfolio's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.



Any remaining assets may be invested in investment grade debt securities; common and preferred stocks U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio's investment objectives; and debt securities of foreign issuers including securities of companies in emerging markets. The Portfolio may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolio will not purchase common stocks if, after such purchase, more than 20% of the value of its assets would be in common stocks. The Portfolio is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase.



In selecting equity securities, the Sub-Adviser uses a bottom-up analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.



In choosing investments for the Portfolio, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE]


The Portfolio is subject to risks associated with investing in lower-rated securities. You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.



PRICE VOLATILITY -- debt and equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. Equity securities generally have higher volatility than debt securities.



CHANGES IN INTEREST RATES -- the value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.



CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other income portfolios, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. The Portfolio is also subject to credit risk through its investment in floating rate loans.



PREPAYMENT RISK -- the Portfolio may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.



RISK OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.



INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Portfolio could lose money if it cannot sell a security at the time and price that wold be most beneficial to the Portfolio. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social or economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks, securities, depositories or exchanges than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.



SMALL-CAPITALIZATION COMPANIES RISK -- investment in small-capitalization companies involves greater risk than is customarily associated with larger, more-established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may not be traded in volumes typical of securities of larger companies. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 24      ING VP High Yield Bond Portfolio

                                                ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.



 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          18.55    15.75    9.00     -0.12    -2.98   -11.17    -1.05    0.46


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not yet commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class I shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


            Best and worst quarterly performance during this period:

                                quarter     :     %


                                quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                          %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR PERIOD ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(2)
Class I Return                                                  %
Lehman Brothers High Yield Bond Index (reflects no deduction
  for fees or expenses)(3)                                      %                                  (4)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio had not yet commenced operations prior to the date of this Prospectus. See footnote (2) to the bar chart above.



(2) Class I commenced operations on May 6, 1994.


(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.

(4) Index return is for the period beginning May 1, 1994.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       25

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


       The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2003. Actual expenses paid by the Portfolios may vary from year to year.


       Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(as a % of average net assets)

                                                                                                   TOTAL           WAIVERS,
                                                                                                 PORTFOLIO      REIMBURSEMENTS
                                                   MANAGEMENT     SERVICE         OTHER          OPERATING            AND
PORTFOLIO                                             FEES         FEES       EXPENSES(2)(3)     EXPENSES       RECOUPMENTS(4)
--------------------------------------------------------------------------------------------------------------------------------
 ING VP Disciplined LargeCap                 %        0.75          0.25
 ING VP Growth Opportunities                 %        0.75          0.25
 ING VP LargeCap Growth                      %        0.75          0.25
 ING VP MidCap Opportunities                 %        0.75          0.25
 ING VP SmallCap Opportunities               %        0.75          0.25
 ING VP Financial Services                   %        0.75          0.25
 ING VP MagnaCap                             %        0.75          0.25               (5)             (5)
 ING VP Convertible                          %        0.75          0.25
 ING VP Real Estate                          %      [0.80]        [0.25]
 ING VP International Value                  %        1.00          0.25
 ING VP High Yield Bond                      %        0.75          0.25


                                             TOTAL NET
                                             PORTFOLIO
PORTFOLIO                                     EXPENSES
-----------------------------------------  --------------
 ING VP Disciplined LargeCap
 ING VP Growth Opportunities
 ING VP LargeCap Growth
 ING VP MidCap Opportunities
 ING VP SmallCap Opportunities
 ING VP Financial Services
 ING VP MagnaCap                                    (5)
 ING VP Convertible
 ING VP Real Estate
 ING VP International Value
 ING VP High Yield Bond


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for Class S shares of ING VP Disciplined LargeCap and ING VP High Yield Bond Portfolios based on each Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which the Adviser has agreed for each Portfolio. For the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Adviser has agreed for each Portfolio.



(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.



(3) Other Expenses for the ING VP Disciplined LargeCap and ING VP High Yield Bond are based on Class I expenses of the Portfolio because the Class S shares had not commenced operations prior to December 31, 2003 (the Portfolio's fiscal year end). For the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for Class S shares for its most recently completed fiscal year.



(4) ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's (except ING VP Real Estate Portfolio) expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Real Estate Portfolio is shown under the heading "Waivers, Reimbursements, and Recoupment." For each Portfolio except ING VP MidCap Opportunities and ING VP Real Estate, the expense limits will continue through at least December 31, 2004. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios the expense limits will continue through at least [December 31, 2005]. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreements within 90 days of the then-current term or upon termination of the investment management agreement.



(5) Excludes a one-time merger fee of    % incurred in connection with the
    merger of another investment company into ING VP MagnaCap Portfolio.


 26      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


EXAMPLES(1)


The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------------
 ING VP Disciplined LargeCap                              $
 ING VP Growth Opportunities                              $
 ING VP LargeCap Growth                                   $
 ING VP MidCap Opportunities                              $
 ING VP SmallCap Opportunities                            $
 ING VP Financial Services                                $
 ING VP MagnaCap                                          $
 ING VP Convertible                                       $
 ING VP Real Estate                                       $
 ING VP International Value                               $
 ING VP High Yield Bond                                   $
--------------------------------------------------------------------------------------------------------------------



(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       27

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS

--------------------------------------------------------------------------------


ADVISER



ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio.



ING Investments acts as a "manager-of-managers" for the ING VP Financial Services Portfolio and ING VP Real Estate Portfolio. ING Investments delegates to the Sub-Advisers of the ING VP Financial Services and ING VP Real Estate Portfolios the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers for ING VP Financial Services and ING VP Real Estate Portfolios. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers for ING VP Financial Services and ING VP Real Estate Portfolios to the ING VP Financial Services and ING VP Real Estate Portfolios Board. ING VP Financial Services and ING VP Real Estate Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of ING VP Financial Services and ING VP Real Estate Portfolios shareholders. The ING VP Financial Services and ING VP Real Estate Portfolios will notify shareholders of any change in the identity of a Sub-Adviser of the ING VP Financial Services and ING VP Real Estate Portfolios. In this event, the name of the ING VP Financial Services and ING VP Real Estate Portfolios and its investment strategies may also change.



ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of December 31, 2003, ING Investments managed over $36.6 billion in assets.



ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.


The table below shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.


Because the ING VP Financial Services Portfolio and ING VP Real Estate Portfolio had not yet commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, the management fee for those Portfolios reflects the current contract rate.



PORTFOLIO                                         MANAGEMENT FEE
ING VP Disciplined LargeCap                            0.75%
ING VP Growth Opportunities                            0.75
ING VP LargeCap Growth                                 0.75
ING VP MidCap Opportunities                            0.75
ING VP SmallCap Opportunities                          0.75
ING VP Financial Services                              0.75
ING VP MagnaCap                                        0.75
ING VP Convertible                                     0.75
ING VP Real Estate                                    [0.80](1)
ING VP International Value                             1.00
ING VP High Yield Bond                                 0.75



(1) The Portfolio had not yet commenced operations as of December 31, 2003, the Portfolio's fiscal year end.



SUB-ADVISERS



ING Investments has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined, long-term investment approach over a period of several market cycles.



ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Portfolio. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day management of the Portfolio.



ING VP DISCIPLINED LARGECAP PORTFOLIO, ING VP GROWTH OPPORTUNITIES PORTFOLIO, ING VP MIDCAP OPPORTUNITIES PORTFOLIO, ING VP SMALLCAP OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP MAGNACAP PORTFOLIO, ING VP CONVERTIBLE PORTFOLIO, ING VP INTERNATIONAL VALUE PORTFOLIO AND ING VP HIGH YIELD BOND PORTFOLIO.



AELTUS INVESTMENT MANAGEMENT, INC.



Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, serves as the Sub-Adviser to ING VP Disciplined LargeCap Portfolio, ING VP Growth Opportunities Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Financial Services Portfolio, ING VP MagnaCap Portfolio, ING VP Convertible Portfolio, ING VP International Value Portfolio and ING VP High Yield Bond Portfolio.



Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.



As of December 31, 2003, Aeltus managed over $54.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


 28      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------


ING VP DISCIPLINED LARGECAP PORTFOLIO



The Portfolio (formerly the ING VP Research Enhanced Index Portfolio) has been managed by a team of investment professionals led by Hugh T.M. Whelan since August 2001. Mr. Whelan has served as a quantitative equity analyst at ING since 1999. Previously, Mr. Whelan was a quantitative portfolio manager within the fixed income group, specializing in corporate securities, since 1994.



ING VP GROWTH OPPORTUNITIES PORTFOLIO, ING VP MIDCAP OPPORTUNITIES PORTFOLIO AND ING VP SMALLCAP OPPORTUNITIES PORTFOLIO



The Portfolios have been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.



ING VP FINANCIAL SERVICES PORTFOLIO



The Portfolio has been managed by Robert M. Kloss and Steven L. Rayner since January 2001.



Robert M. Kloss, Portfolio Manager, served as an Equity Analyst and Portfolio Manager since 1998. From 1995 to 1998, he served as a Product Manager.



Steven L. Rayner, Portfolio Manager, served as the primary analyst for the Portfolio from June 1995 until January 2001.



ING VP MAGNACAP PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by William F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.



ING VP CONVERTIBLE PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by Anuradha Sahai since April 2003. Anuradha Sahai, Portfolio Manager, has served as a member of the team that managed the Portfolio since April 2002. Ms. Sahai has held several analyst positions with ING since 1997.



ING VP INTERNATIONAL VALUE PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by Richard T. Saler, Portfolio Manager, and Philip A. Schwartz, Portfolio Manager, since July 2002. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING. Prior to joining ING in July 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation.



ING VP HIGH YIELD BOND PORTFOLIO



The Portfolio has been managed by a team of investment professionals led by Greg Jacobs, Portfolio Manager, and Kurt Kringelis, Portfolio Manager, since April 2003. Both Mr. Jacobs and Mr. Kringelis joined ING in January 1998. They each have more than 8 years investment experience managing high yield investments.



ING VP LARGECAP GROWTH PORTFOLIO WELLINGTON MANAGEMENT COMPANY, LLP



Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to the VP LargeCap Growth Portfolio. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of
December 31, 2003, Wellington Management had over $    billion in assets under
management. Wellington Management's principal address is 75 State Street, Boston, Massachusetts 02109.



Andrew J. Shilling, Senior Vice President, Partner and Equity Portfolio Manager, has been portfolio manager of the Portfolio since June 2003. Mr. Shilling has been a portfolio manager at Wellington Management in the growth group focused on managing portfolios in the Large Capitalization Growth style since 2000. Prior to this, Mr. Shilling was a Global Industry Research Analyst covering the Aerospace/ Defense, Electrical Equipment and Satellite industries since 1994.



PERFORMANCE OF SIMILAR LARGECAP GROWTH ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP



The tables below are designed to show you how a composite of similar large-cap growth investment accounts managed by Wellington Management performed over various periods in the past. The Wellington Management Large-Cap Growth Composite (the "Wellington Management Composite") is a composite of the performance of all actual fee-paying, fully discretionary large-cap growth accounts of at least $5 million in net assets under management managed by Wellington Management for at least one month beginning January 1, 1992. Each account in the Wellington Management Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of the LargeCap Growth Portfolio. The tables below show the returns for the




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       29

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


Wellington Management Composite compared with the Russell 1000 Growth Index for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2003 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to demonstrate the historical track record of Wellington Management. It does not indicate how the LargeCap Growth Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2003)



                              WELLINGTON       RUSSELL 1000
                            LARGECAP GROWTH       GROWTH
                             COMPOSITE(%)        INDEX(%)
                            ---------------    ------------
 One Year                             %                 %
 Three Years                          %                 %
 Five Years                           %                 %
 Ten Years                            %                 %
 Since Inception
 (12/31/84)                           %                 %



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                              WELLINGTON       RUSSELL 1000
                            LARGECAP GROWTH       GROWTH
                             COMPOSITE(%)        INDEX(%)
                            ---------------    ------------
 2003
 2002                           -24.17%           -27.88%
 2001                           -16.32%           -20.42%
 2000                           -22.48%           -22.42%
 1999                            35.55%            33.16%
 1998                            38.26%            38.71%
 1997                            29.65%            30.49%
 1996                            21.74%            23.12%
 1995                            27.37%            37.19%
 1994                            -0.47%             2.66%



Year-to-date total return as of March 31, 2004 is   %



Except to the extent performance has been adjusted to reflect the operating costs of the VP LargeCap Growth Portfolio, the performance reflected in the Wellington Management Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), which differ from the method used by the SEC.



The composite performance data in the Wellington Management Composite was calculated on a total return basis and includes all losses. The total returns for the Wellington Management Composite in the Average Annual Total Return and Annual Total Return tables reflect the deduction of net operating expenses for
the VP LargeCap Growth Portfolio of     %. Net operating expenses include
investment advisory fees, service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Wellington Management Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Portfolio by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Wellington Management Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Wellington Management Composite may not reflect the returns of any particular account of Wellington Management.



The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



ING VP REAL ESTATE PORTFOLIO


ING CLARION REAL ESTATE SECURITIES



Founded in 1969, ING Clarion Real Estate Securities (CRA), a Delaware limited partnership, is registered with the SEC as an investment adviser. CRA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19807. CRA is in the business of providing investment advice to institutional and individual client accounts, which, as of December 31, 2003, were valued at over $2.6 billion.



The following individuals share responsibility for the day-to-day management of the Portfolio:



T. Ritson Ferguson, Chief Investment Officer (CIO), has 17 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of CRA since 1991. Prior to 1991, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisors and Trammel Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.



Kenneth D. Campbell, Managing Director, has been with CRA and its predecessors since 1969. Mr. Campbell has more than 33 years of real estate investment experience. Mr. Campbell has been recognized by the National Association of Real Estate Investment Trust (NAREIT) for outstanding lifetime contributions to the Real Estate Investment Trust (REIT) Industry.



PERFORMANCE OF SIMILAR REAL ESTATE ACCOUNTS MANAGED BY ING CLARION REAL ESTATE SECURITIES



The tables below are designed to show you how a composite of similar real estate investment accounts managed by CRA performed over various periods in the past.



The Clarion Real Estate Composite (the "Clarion Composite") is a composite of the performance of all actual fee-paying,


 30      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


fully discretionary real estate accounts of at least $    million in net assets
under management managed by CRA for at least one month beginning          . Each
account in the Clarion Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of the ING VP Real Estate Portfolio.



The tables below show the returns for the Clarion Composite compared with the Wilshire Real Estate Securities Index ("WRES Index") for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2003 and on an annual basis as of December 31 of each of the last 7 years. This information is designed to demonstrate the historical track record of CRA. It does not indicate how the ING VP Real Estate Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2003)



                                     CLARION
                                   REAL ESTATE         WRES
                                  COMPOSITE(%)       INDEX(%)
                                  ------------       --------
 One Year                                  %                %
 Three Years                               %                %
 Five Years                                %                %
 Since Inception (12/31/96)                %                %



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                                     CLARION
                                   REAL ESTATE         WRES
                                  COMPOSITE(%)       INDEX(%)
                                  ------------       --------
 2003
 2002                                -24.45%          -27.88%
 2001                                -16.62%          -20.42%
 2000                                -22.76%          -22.42%
 1999                                 35.09%           33.16%
 1998                                 37.79%           38.71%
 1997                                 29.20%           30.49%



The performance reflected in the Clarion Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), which differ from the method used by the SEC.



The composite performance data in the Clarion Composite was calculated on a total return basis and includes all losses. Net operating expenses include investment advisory fees, service fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Clarion Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Portfolio by the Investment Company Act of 1940 ("1940 Act") or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Clarion Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Clarion Composite may not reflect the returns of any particular account of CRA.



The Wilshire Real Estate Securities Index is an unmanaged market capitalization weighted index of publicly traded real estate securities, such as real estate investment trust (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       31

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.


ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

CLASS S SHARES


Effective May 1, 2001, the Trust offers investors Class I (formerly called Class
R) and Class S shares of the Portfolios.


SERVICE FEES-CLASS S SHARES. The Trust has adopted a Shareholder Services Plan (the Plan) for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The Portfolios are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


 32      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

Each Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.


THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       33

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio's principal investment strategy. However, the Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.


PRINCIPAL RISKS


The principal risks of investing in certain Portfolios are highlighted below. Certain Portfolios not identified below, however, also may invest in the securities described. Please see the SAI for more information.



INABILITY TO SELL SECURITIES. (ALL PORTFOLIOS EXCEPT ING VP LARGE CAP GROWTH, ING VP DISCIPLINED LARGECAP AND ING VP MAGNA CAP PORTFOLIOS). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.



INVESTMENTS IN FOREIGN SECURITIES. (ING VP FINANCIAL SERVICES, ING VP MAGNACAP, ING VP INTERNATIONAL VALUE AND ING VP HIGH YIELD BOND PORTFOLIOS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.



Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.



EMERGING MARKETS INVESTMENTS. (ING VP INTERNATIONAL VALUE AND ING VP HIGH YIELD BOND PORTFOLIOS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.



INVESTMENTS IN REAL ESTATE SECURITIES (ING VP REAL ESTATE
PORTFOLIO). Investments in issuers that are primarily engaged in real estate, including real estate investment trusts ("REITs"), may subject the Portfolio to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. (ALL PORTFOLIOS EXCEPT ING VP DISCIPLINED LARGE CAP AND ING VP MAGNACAP PORTFOLIOS). Certain Portfolios may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.




 34      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


CONVERTIBLE SECURITIES. (ING VP FINANCIAL SERVICES, ING VP MAGNACAP, ING VP CONVERTIBLE AND ING VP INTERNATIONAL VALUE PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



CORPORATE DEBT SECURITIES. (ING VP MAGNACAP AND ING VP HIGH YIELD BOND PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



CONCENTRATION. (ING VP FINANCIAL SERVICES AND ING VP REAL ESTATE
PORTFOLIOS). The Portfolios concentrate (for purposes of the Investment Company Act of 1940, as amended) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolios may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.



DERIVATIVES. (ING VP DISCIPLINED LARGECAP AND ING VP HIGH YIELD BOND PORTFOLIOS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, please check the description of the Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



HIGH YIELD SECURITIES. (ING VP HIGH YIELD BOND PORTFOLIO). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.


LENDING PORTFOLIO SECURITIES. (ALL PORTFOLIOS). In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 30% or 33 1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


NON-DIVERSIFIED INVESTMENT COMPANY (ING VP FINANCIAL SERVICES AND ING VP REAL ESTATE PORTFOLIOS). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that the Portfolios are not limited by the 1940 Act in the proportion of their assets that the Portfolios may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolios' assets in the securities of a small number of issuers may cause the




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       35

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


Portfolios' share price to fluctuate more than that of a diversified investment company.



PORTFOLIO TURNOVER. (ING VP DISCIPLINED LARGECAP, ING VP INTERNATIONAL VALUE, ING VP GROWTH OPPORTUNITIES, ING VP LARGECAP GROWTH, ING VP MIDCAP OPPORTUNITIES AND ING VP SMALLCAP OPPORTUNITIES PORTFOLIOS). The Portfolios are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.


OTHER RISKS


MANAGEMENT RISK. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The value of U.S. Government securities may decline due to changing interest rates.


OTHER INVESTMENT COMPANIES. The Portfolios may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


INTERESTS IN LOANS. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Portfolio's NAV will




 36      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.



A Portfolio will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio, as described in the Prospectuses and SAI.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       37

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Trust's independent auditors, along with each Portfolio's financial statements, is included in the Trust's annual report, which is incorporated by reference into the SAI and is available upon request.



Financial Highlights are not included for the ING VP Financial Services and ING VP Real Estate Portfolios because the Portfolios had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end.

FINANCIAL HIGHLIGHTS                       ING VP DISCIPLINED LARGECAP PORTFOLIO

--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ended December 31, 1999, the financial information was audited by other independent auditors.



                                                                                    CLASS I
                                                                            YEAR ENDED DECEMBER 31,
                                                                   ------------------------------------------
                                                                   2003     2002     2001     2000    1999(2)
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $             3.84     4.39     4.99     4.83
 Income from investment operations:
 Net investment income                                         $             0.03     0.02     0.02     0.11
 Net realized and unrealized gain (loss) on investments        $            -0.88    -0.55    -0.60     0.16
 Total from investment operations                              $            -0.85     0.53     0.58     0.27
 Less distributions from:
 Net investment income                                         $             0.05     0.02     0.02     0.11
 Net realized gains on investments                             $               --       --       --       --
 Total distributions                                           $             0.05     0.02     0.02     0.11
 Net asset value, end of the year                              $             2.94     3.84     4.39     4.99
 TOTAL RETURN(1)                                               %           -22.29   -12.00   -11.63     5.79
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000's)                           $            7,323   17,533   24,322   29,739
 Ratio of expenses to average net assets after
 reimbursement(4)                                              %             0.90     0.90     0.90     0.89
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %             1.66     1.62     1.18     1.26
 Ratio of net investment income to average net assets after
 reimbursement(4)                                              %             0.67     0.49     0.42     1.89
 Portfolio turnover rate                                       %              167       98       49      123


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



(2) Portfolio commenced operations as Multi-Sector Bond Fund. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective as explained above on page , note 1. Effective June 2, 2003, the Portfolio changed its name to ING VP Disciplined LargeCap Portfolio.



(3) As of April 30, 1999, the expense limit increased from 0.80% to 0.90% for Class I shares.



(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                  ING VP Disciplined LargeCap Portfolio       39

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2003 and 2002 and the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                      CLASS S         CLASS S
                                                                   --------------   ------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,    PERIOD ENDED
                                                                   --------------   DECEMBER 31,
                                                                   2003     2002      2001(1)
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $             5.49        6.90
 Income from investment operations:
 Net investment loss                                           $            -0.02       -0.01
 Net realized and unrealized loss on investments               $            -1.71       -1.40
 Total from investment operations                              $            -1.73       -1.41
 Net asset value, end of period                                $             3.76        5.49
 TOTAL RETURN(2)                                               %           -31.51      -20.43
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $           10,057       5,387
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %             1.10        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %             1.58        2.58
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %            -0.70       -0.72
 Portfolio turnover rate                                       %              407         471


--------------------------------------------------------------------------------

(1) Class S commenced offering of Class S shares on May 3, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 40      ING VP Growth Opportunities Portfolio

FINANCIAL HIGHLIGHTS                            ING VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003 and 2002 and the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                      CLASS S        CLASS S
                                                                   -------------   ------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,    PERIOD ENDED
                                                                   -------------   DECEMBER 31,
                                                                   2003    2002      2001(1)
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.66      10.00
 Income from investment operations:
 Net investment loss                                           $           -0.01      -0.01
 Net realized and unrealized loss on investments               $           -3.35      -0.33
 Total from investment operations                              $           -3.36      -0.34
 Less distributions from:
 Net investment income                                         $            0.03         --
 Total distributions                                           $            0.03         --
 Net asset value, end of period                                $            6.27       9.66
 TOTAL RETURN(2)                                               %          -34.80      -3.40
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           1,320      1,017
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %            1.10       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %            3.64       7.19
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %           -0.41      -0.47
 Portfolio turnover rate                                       %             496        159


--------------------------------------------------------------------------------

(1) Class S commenced operations on August 2, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP LargeCap Growth Portfolio       41

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2003 and 2002 and the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                      CLASS S        CLASS S
                                                                   -------------   ------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,    PERIOD ENDED
                                                                   -------------   DECEMBER 31,
                                                                   2003    2002        2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            6.04        7.10
 Income from investment operations:
 Net investment loss                                           $           -0.02       -0.01
 Net realized and unrealized loss on investments               $           -1.55       -1.05
 Total from investment operations                              $           -1.57       -1.06
 Net asset value, end of period                                $            4.47        6.04
 TOTAL RETURN(2)                                               %          -25.99      -14.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $           2,595         865
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %            1.12        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %            1.75        4.28
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %           -0.67       -0.67
 Portfolio turnover rate                                       %             387         429


--------------------------------------------------------------------------------

(1) Class S commenced offering of Class S shares on May 7, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 42      ING VP MidCap Opportunities Portfolio

FINANCIAL HIGHLIGHTS                     ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003 and 2002 and the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                      CLASS S        CLASS S
                                                                   -------------   ------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,    PERIOD ENDED
                                                                   -------------   DECEMBER 31,
                                                                   2003    2002      2001(1)
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           18.86       21.97
 Income from investment operations:
 Net investment loss                                           $           -0.08       -0.05
 Net realized and unrealized loss on investments               $           -8.17       -3.01
 Total from investment operations                              $           -8.25       -3.06
 Less distributions from:
 Net realized gain on investments                              $              --        0.05
 Total distributions                                           $              --        0.05
 Net asset value, end of period                                $           10.61       18.86
 TOTAL RETURN(2)                                               %          -43.74      -13.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $          31,914      15,743
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %            1.10        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %            1.49        1.71
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                   %           -0.97       -0.90
 Portfolio turnover rate                                       %             414         304


--------------------------------------------------------------------------------

(1) Class S commenced offering of Class S shares on May 3, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                ING VP SmallCap Opportunities Portfolio       43

ING VP MAGNACAP PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended December 31, 2003 and 2002 and the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                       CLASS S         CLASS S
                                                                   ---------------   ------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,     PERIOD ENDED
                                                                   ---------------   DECEMBER 31,
                                                                    2003     2002      2001(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              8.98        9.59
 Income from investment operations:
 Net investment income                                         $              0.07        0.05
 Net realized and unrealized loss on investments               $             -2.13       -0.60
 Total from investment operations                              $             -2.06       -0.55
 Less distributions from:
 Net investment income                                         $              0.07        0.06
 Total distributions                                           $              0.07        0.06
 Net asset value, end of period                                $              6.85        8.98
 TOTAL RETURN(2)                                               %            -22.99       -5.75
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $            12,843       5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %              1.10        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %              1.45        1.53
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %              1.01        1.13
 Portfolio turnover rate                                       %                47          72


--------------------------------------------------------------------------------

(1) Class S commenced offering of Class S shares on May 7, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 44      ING VP MagnaCap Portfolio

FINANCIAL HIGHLIGHTS                                ING VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, 2003 and 2002 and the period ended December 31, 2001, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                       CLASS S         CLASS S
                                                                   ---------------   ------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,     PERIOD ENDED
                                                                   ---------------   DECEMBER 31,
                                                                    2003     2002      2001(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $             10.42       10.00
 Income from investment operations:
 Net investment income                                         $              0.25        0.08
 Net realized and unrealized gain (loss) on investments        $             -0.97        0.49
 Total from investment operations                              $             -0.72        0.57
 Less distributions from:
 Net investment income                                         $              0.25        0.08
 Net realized gains on investments                             $                --        0.07
 Total distributions                                           $              0.25        0.15
 Net asset value, end of period                                $              9.45       10.42
 TOTAL RETURN(2)                                               %             -6.89        5.67
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             1,527         722
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %              1.12        1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %              3.49        7.33
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %              2.76        2.49
 Portfolio turnover rate                                       %                69          14


--------------------------------------------------------------------------------

(1) Class S commenced operations on August 20, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                           ING VP Convertible Portfolio       45

ING VP INTERNATIONAL VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended December 31, 2003, and the period ended December 31, 2002, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS S        CLASS S
                                                                   ------------   ------------
                                                                    YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       2003         2002(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      10.80
 Income from investment operations:
 Net investment income                                         $                       0.05
 Net realized and unrealized loss on investments               $                      -2.10
 Total from investment operations                              $                      -2.05
 Less distributions from:
 Net investment income                                         $                       0.07
 Total distributions                                           $                       0.07
 Net asset value, end of period                                $                       8.68
 TOTAL RETURN(2)                                               %                     -19.04
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                         42
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                           %                       1.20
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %                       1.83
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                   %                       0.56
 Portfolio turnover rate                                       %                        164


--------------------------------------------------------------------------------

(1) Class S commenced operations on March 19, 2002.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.


 46      ING VP International Value Portfolio

FINANCIAL HIGHLIGHTS                            ING VP HIGH YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------


For the years ended December 31, 2003, 2002, 2001 and 2000, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors. For the year ended December 31, 1999, the financial information was audited by other independent auditors.



                                                                                    CLASS I
                                                                            YEAR ENDED DECEMBER 31,
                                                                   ------------------------------------------
                                                                    2003     2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $              3.16     3.45     4.30     4.87
 Income from investment operations:
 Net investment income                                         $              0.35     0.26     0.40     0.44
 Net realized and unrealized gain (loss) on investments        $             -0.33    -0.29    -0.85    -0.57
 Total from investment operations                              $              0.02    -0.03    -0.45    -0.13
 Less distributions from:
 Net investment income                                         $              0.35     0.26     0.40     0.44
 Net realized gains on investments                             $                --       --       --       --
 Total distributions                                           $              0.35     0.26     0.40     0.44
 Net asset value, end of year                                  $              2.83     3.16     3.45     4.30
 TOTAL RETURN(1)                                               %              0.46    -1.05    11.17    -2.98
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $             9,761   10,461   10,642   16,442
 Ratio of expenses to average net assets after
 reimbursement(2)                                              %              0.80     0.80     0.80     0.80
 Ratio of expenses to average net assets prior to expense
 reimbursement                                                 %              1.46     1.28     1.13     1.11
 Ratio of net investment income to average net assets after
 reimbursement(2)                                              %              9.57     9.76     9.53     9.19
 Portfolio turnover rate                                       %                77      109      140       85


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING VP High Yield Bond Portfolio       47

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VARIABLE PRODUCTS TRUST'S PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC).



Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other
Portfolio information, or to make investment related inquiries:


ING VARIABLE PRODUCTS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING Variable Products Trust's SEC file number, which is 811-8220


  [ING FUNDS LOGO]                          VPSPROS0504-050104

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U. S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                      STATEMENT OF ADDITIONAL INFORMATION
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 992-0180



                                   MAY 1, 2004



                  Subject to Completion, dated February 2, 2004



                           ING VARIABLE PRODUCTS TRUST






                            ING VP MagnaCap Portfolio
                      ING VP Disciplined LargeCap Portfolio


                      ING VP Growth Opportunities Portfolio
                      ING VP MidCap Opportunities Portfolio
                         ING VP Growth + Value Portfolio
                     ING VP SmallCap Opportunities Portfolio
                      ING VP International Value Portfolio
                        ING VP High Yield Bond Portfolio





                        ING VP LargeCap Growth Portfolio
                       ING VP Financial Services Portfolio
                          ING VP Convertible Portfolio
                          ING VP Real Estate Portfolio




         Shares of the ING Variable Products Trust ("Trust") are sold to insurance company separate accounts, so that the Trust may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Trust also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any Investment Adviser to the Trust as well as to the general accounts of any insurance company whose separate account holds shares of the Trust. Shares of the Trust are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.



         Information about the twelve diversified investment portfolios (each, a "Portfolio", collectively, the "Portfolios") comprising the series of the Trust is set forth herein and in the Prospectuses for the Portfolios. This Statement of Additional Information ("SAI") is not a Prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectus or Prospectuses (the "Prospectus") for the portfolios, dated May 1, 2004, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Trust's Annual Reports dated December 31, 2003, are incorporated herein by reference. Terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI. Copies of the Prospectuses and Annual or Semi-Annual Reports may be obtained upon request and without charge by contacting the Trust at the address or phone number above.

                                TABLE OF CONTENTS


ORGANIZATION OF THE REGISTRANT.............................................    1
INVESTMENT RESTRICTIONS....................................................    2
SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS................   10
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION............................   55
PORTFOLIO TURNOVER.........................................................   55
SERVICES OF THE INVESTMENT ADVISER AND ADMINISTRATOR.......................   57
SERVICES OF THE SUB-ADVISERS...............................................   64
NET ASSET VALUE............................................................   67
PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS...........................   68
DIVIDENDS AND DISTRIBUTIONS................................................   69
FEDERAL INCOME TAX STATUS..................................................   69
MANAGEMENT OF THE TRUST....................................................   72
TRUSTEE OWNERSHIP OF SECURITIES............................................   81
COMPENSATION OF TRUSTEES...................................................   82
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................   87
OTHER INFORMATION..........................................................   87
PERFORMANCE INFORMATION....................................................   89
APPENDIX...................................................................   93

                         ORGANIZATION OF THE REGISTRANT


         The Trust is an open-end management investment company organized as a Massachusetts business trust on the 17th day of December 1993. The Trust currently consists of twelve Portfolios, each of which represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by ING Investments, LLC ("ING Investments" or the "Investment Adviser"). ING VP Real Estate Portfolio is a non-diversified Portfolio.



         The Portfolios include ING VP MagnaCap Portfolio ("MagnaCap Portfolio"); ING VP Disciplined LargeCap Portfolio ("Disciplined LargeCap Portfolio"); ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio"); ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"); ING VP Growth + Value Portfolio ("Growth + Value Portfolio"); ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio"); ING VP International Value Portfolio ("International Value Portfolio"), ING VP High Yield Bond Portfolio ("High Yield Bond Portfolio"); ING VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio"); ING VP Financial Services Portfolio ("Financial Services Portfolio"); ING VP Convertible Portfolio ("Convertible Portfolio"); and ING VP Real Estate Portfolio ("Real Estate Portfolio").



         The Trust changed its name on April 30, 2000, from the "Northstar Galaxy Trust" to the "Pilgrim Variable Products Trust." Effective May 1, 2002, the Trust changed its name from "Pilgrim Variable Products Trust" to "ING Variable Products Trust," and the names of each of the following Portfolios were changed as follows:



OLD NAME                                              NEW NAME
--------                                              --------
Pilgrim VP MagnaCap Portfolio                         ING VP MagnaCap Portfolio
Pilgrim VP Research Enhanced Index Portfolio          ING VP Research Enhanced Index Portfolio
Pilgrim VP Growth Opportunities Portfolio             ING VP Growth Opportunities Portfolio
Pilgrim VP MidCap Opportunities Portfolio             ING VP MidCap Opportunities Portfolio
Pilgrim VP Growth + Value Portfolio                   ING VP Growth + Value Portfolio
Pilgrim VP SmallCap Opportunities Portfolio           ING VP SmallCap Opportunities Portfolio
Pilgrim VP International Value Portfolio              ING VP International Value Portfolio
Pilgrim VP High Yield Bond Portfolio                  ING VP High Yield Bond Portfolio
Pilgrim VP LargeCap Growth Portfolio                  ING VP LargeCap Growth Portfolio
Pilgrim VP Financial Services Portfolio               ING VP Financial Services Portfolio
Pilgrim VP Convertible Portfolio                      ING VP Convertible Portfolio



         Effective June 2, 2003, the name of the Disciplined LargeCap Portfolio was changed from "ING VP Research Enhanced Index Portfolio" to "ING VP Disciplined LargeCap Portfolio."



         On November 11, 2003, VP Real Estate Portfolio was organized as a series of the Trust. The VP Real Estate Portfolio is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act").



         Effective May 1, 2004 Class R shares of the Trust will be renamed as Class I shares in order to avoid confusion and provide consistency within the share class structure across the funds. The current Class R fee structure is identical to that of other Class I shares within the ING Funds complex having no upfront sales load, contingent deferred sales charge, or service or distribution fees.



         ING Investments has engaged ING Aeltus Investment Management, Inc. ("ING Aeltus"), a wholly owned subsidiary of ING Groep, N.V. and an affiliate of ING Investments, to serve as Sub-Adviser to the Convertible Portfolio, Disciplined LargeCap Portfolio, Financial Services Portfolio, Growth Opportunities Portfolio, High Yield Bond Portfolio, International Value Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio and SmallCap Opportunities Portfolio, subject to the supervision of ING Investments. ING Investments has engaged Wellington Management Company, LLP ("Wellington Management") to serve as Sub-Adviser to the LargeCap Portfolio, subject to the supervision of ING Investments. ING Investments has engage ING Clarion CRA Securities ("CRA"), a wholly owned subsidiary of ING Groep, N.V. and an affiliate of ING Investments, to serve as Sub-Adviser to the

Real Estate Portfolio, subject to the supervision of ING Investments. Collectively, ING Aeltus, Wellington Management and CRA will be referred to as the "Sub-Advisers."


                             INVESTMENT RESTRICTIONS


         SMALLCAP OPPORTUNITIES, GROWTH + VALUE, DISCIPLINED LARGECAP AND HIGH YIELD BOND PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act) as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:


         1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may (i) borrow from banks, but only if immediately after such borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, and options on futures as described in the Portfolio's Prospectus and this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         2.       Underwrite the securities of others;

         3. Purchase or sell real property, including real estate limited partnerships (but each Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts;

         4. Deal in commodities or commodity contracts except in the manner described in the current Prospectus and this SAI;

         5. Make loans to other persons (but each Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Investment Adviser, subject to conditions established by the Investment Adviser) (See "Risk Factors and Special Considerations: Securities Lending"), and may purchase or hold participations in loans in accordance with the investment objectives and policies of the Portfolio as described in the current Prospectus and this SAI;

         6.       Participate in any joint trading accounts;

         7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         8. Sell short, except that the Portfolio may enter into short sales against the box in the manner described in the current Prospectus and this Statement of Additional Information;

         9. Invest more than 25% of its assets in any one industry or related group of industries;

         10. With respect to 75% of a Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

         11. With respect to 75% of a Portfolio's assets, purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

         The following policies are non-fundamental and may be changed without shareholder approval. A Portfolio may not:

         1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Portfolio are registered; and provided further that the Portfolios may invest all of their assets in the securities or beneficial interests of a singly pooled investment fund having substantially the same objectives, policies and limitations as the Portfolio; or

         2. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily-available, or other securities which legally or in the Investment Adviser's or Trustees' opinion may be deemed illiquid.

         As a fundamental policy, the Portfolios may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, the Portfolios do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, the Portfolios will not make additional investments when its borrowings are in excess of 5% of total assets. If a Portfolio should determine to expand its ability to borrow beyond the current operating policy, the Portfolio's Prospectus(es) would be amended and shareholders would be notified.

         The SmallCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stock of smaller, lesser-known U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


         The Disciplined LargeCap Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks included in the Standard & Poor's Composite 500 Stock Price Index. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         The High Yield Bond Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of high yield (high risk) bonds. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         INTERNATIONAL VALUE PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Portfolio reserves the right to invest all of its assets in shares of another investment company;

         4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         5. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Portfolio may engage in foreign exchange forward contracts; or

         6. Make loans of cash (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements).

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

         1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

         2. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law;

         3. Invest more than 15% of its net assets in illiquid securities.


         MAGNACAP PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1.       Engage in the underwriting of securities of other issuers.

         2. Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

         3. Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Securities Lending;"

         4. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         5. Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 33% of the value of its total assets;

         6. Effect short sales, or purchase or sell puts, calls, spreads or straddles.

         7. Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account;

         8. Invest more than 25% of the value of its total assets in any one industry; or

         9. Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.


                  The MagnaCap Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


         GROWTH OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         2. Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in that issuer, or the Portfolio would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Portfolio's total assets may be invested without regard to these limitations;

         3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter;

         4. Concentrate its assets in the securities of issuers, all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

         5. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may: (a) purchase or sell readily marketable securities that are secured by interests in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Prospectus;

         6. Make loans, except that the Portfolio may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

         7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities; or

         8. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets).

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Portfolio has valued the securities, excluding restricted securities that have been determined by the Trustees of the Trust (or the persons designated by them to make such determinations) to be readily marketable.

         MIDCAP OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

         1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

         2.       Underwrite the securities of others;

         3. Purchase or sell real property, including real estate limited partnerships (the Portfolio may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

         4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Portfolio;

         5. Make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Investment Adviser, subject to conditions established by the Investment Adviser), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Portfolio, as described in the current Prospectus and this SAI;

         6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         7. Sell short, except that the Portfolio may enter into short sales against the box;

         8. Invest more than 25% of its assets in any one industry or related group of industries;

         9. With respect to 75% of the Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

         10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

         The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not.

         1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder; or

         2.       Invest more than 15% of its net assets in illiquid securities.

         The MidCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of mid-sized U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


         CONVERTIBLE, LARGECAP GROWTH AND FINANCIAL SERVICES PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:


         1. Invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

         3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto) and except that the Financial Services Portfolio will normally invest more than 25% of its assets in financial services industries;

         4. Purchase real estate, except that the Portfolio may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships;

         5. Make loans, except that, to the extent appropriate under its investment program, a Portfolio may: (i) purchase bonds, debentures or other debt securities, including short-term obligations, (ii) enter into repurchase transactions, (iii) lend portfolio securities and may purchase or hold participations or other interests in loans in accordance with the investment objectives and policies of the Portfolio;

         6. Issue senior securities or borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered senior securities or borrowings (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         7. Engage in the business of underwriting securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter; or

         8. Purchase or sell commodities or commodity contracts except for futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

         The LargeCap Growth Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large U.S. companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

         The Financial Services Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity equivalent securities of companies principally engaged in financial services. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.




         The Convertible Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.





         REAL ESTATE PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or
(b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is not a fundamental policy. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Portfolio intends to conduct its operations so as to qualify as a RIC for purposes of the Internal Revenue Code, which will relieve the Portfolio of any liability for federal income tax to the extent its earnings are distributed at least annually to shareholders. In addition, the Portfolio may not:



         1. Purchase or sell real estate, except that the Portfolio may purchase securities issued by companies primarily engaged in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities of companies principally engaged in the real estate business.



         2. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.



         3. Acquire more than 10% of the voting securities of any one issuer.



         4.       Invest in companies for the purpose of exercising control.



         5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after such borrowing, there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio's total assets, all borrowings shall be repaid before the Portfolio makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio's total assets at the time the Portfolio makes such temporary borrowing. In addition, the investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowing or senior securities. This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders.



         6. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans.



         7. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.



         8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



         9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.



         The Real Estate Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

DIVERSIFICATION


         Each Portfolio (except Real Estate Portfolio) is "diversified" within the meaning of the 1940 Act. In order to qualify as diversified, a Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).


CONCENTRATION


         Financial Services and Real Estate Portfolios "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of their respective assets will be invested in these assets at all times. As a result, each Portfolio may be subject to greater market fluctuation than a Portfolio which has securities representing a broader range of investment alternatives.


INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by ING Investments and the Sub-Advisers where applicable in managing the ING Portfolios described in this Statement of Additional Information. The table has been marked to indicate those securities and investment techniques that ING Investments and the Sub-Advisers may use to manage a Portfolio. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. A Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio's investment objective, policies and restrictions described in that Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios' policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolios utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio's Prospectus. Where a particular type of security or investment technique is not discussed in a Portfolio's Prospectus, that security or investment technique is not a principal investment strategy.

KEY:
MAGNA CAP =         VP MAGNACAP PORTFOLIO                      HIGH YIELD BOND =         VP HIGH YIELD BOND PORTFOLIO
DISCLP LGCAP=       VP DISCIPLINED LARGECAP PORTFOLIO          LGCAP GROWTH=             VP LARGECAP GROWTH PORTFOLIO
GROWTH OPPTNY =     VP GROWTH OPPORTUNITIES PORTFOLIO          FINACL SERVCS =           VP FINANCIAL SERVICES PORTFOLIO
MIDCAP OPPTNY =     VP MIDCAP OPPORTUNITIES PORTFOLIO          CNVBL =                   VP CONVERTIBLE PORTFOLIO
GROWTH+VALUE =      VP GROWTH + VALUE PORTFOLIO                REAL EST.=                VP REAL ESTATE PORTFOLIO
SMCAP OPPTNY =      VP SMALLCAP OPPORTUNITIES PORTFOLIO
INT'L VALUE =       VP INTERNATIONAL VALUE PORTFOLIO



                                    MAGNA  DISCLP  GROWTH  MIDCAP  GROWTH   SMCAP   INT'L     HIGH     LGCAP   FINACL          REAL
ASSET CLASS(1)                       CAP    LGCAP  OPPTNY  OPPTNY  + VALUE  OPPTNY  VALUE  YIELD BOND  GROWTH  SERVCS  CNVTBL  EST.
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENTS
  Common Stock, Preferred Stock &
  Convertible Securities              X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Synthetic Convertible Securities                   X       X                X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
   ADRs / EDRs                        X      X       X       X       X        X       X        X         X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Securities(2)                     X       X       X        X       X        X         X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Eurodollar Convertible
   Securities(3)                                     X       X       X        X       X        X         X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Eurodollar & Yankee Dollar
   Instruments                                       X       X       X        X       X        X         X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Bank Obligations                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency Exchange          X      X       X       X       X        X       X        X         X       X
-----------------------------------------------------------------------------------------------------------------------------------


--------------------
         (1) Each Portfolio may invest in the following investment vehicles according to its investment strategy contained in the prospectus. That investment strategy may be modified by the Portfolios's fundamental investment restrictions. The fundamental investment restrictions for each Portfolio precede this supplemented "Description of Portfolio Investments and Risks."


         (2) The International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets.



         (3) The Portfolio indicated may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the NYSE or AMEX or convertible into publicly traded common stock of U.S. companies, and may invest up to 15% of its total assets in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

                                    MAGNA  DISCLP  GROWTH  MIDCAP  GROWTH   SMCAP   INT'L     HIGH     LGCAP   FINACL          REAL
ASSET CLASS(1)                       CAP    LGCAP  OPPTNY  OPPTNY  + VALUE  OPPTNY  VALUE  YIELD BOND  GROWTH  SERVCS  CNVTBL  EST.
-----------------------------------------------------------------------------------------------------------------------------------
   Transactions
-----------------------------------------------------------------------------------------------------------------------------------
   International Debt Securities      X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Securities of Foreign
   Issuers(4)                         X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Sovereign Debt Securities          X      X       X       X       X        X       X                  X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
  ARMs                                                                                X
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Debt Securities(5)        X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Floating or Variable Rate
  Instruments                         X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  GICs                                X                              X
-----------------------------------------------------------------------------------------------------------------------------------
  GNMA Certificates                   X      X       X       X       X        X       X        X         X               X       X
-----------------------------------------------------------------------------------------------------------------------------------
  High Yield Securities(6)                                                                     X                         X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Mortgage Related Securities(7)      X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Municipals(8)                                                                                X         X               X
-----------------------------------------------------------------------------------------------------------------------------------
   Short-Term Investments             X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Subordinated Mortgage                                                              X        X
   Securities
-----------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities         X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------


         (4) The MagnaCap Portfolio's investment in foreign securities is limited to 5% of its net assets, measured at the time of investment.


         (5) Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.


         (6) The Convertible Portfolio may invest up to 20% of its total assets in nonconvertible high yield bonds and may invest an unlimited amount in convertible high yield bonds.



         (7) The SmallCap Opportunities, Growth + Value, Disciplined LargeCap, High Yield Bond, International Value, MagnaCap and Growth Opportunities Portfolios may invest up to 5% of its net assets in CMOs, IOs and POs. The Convertible and LargeCap Growth Portfolio may invest in foreign mortgage-related securities. All Portfolios except Financial Services Portfolio may invest in parallel-pay CMOs and Planned Amortization Class CMOs (PAC Bonds). The MidCap Opportunities Portfolio may invest in privately issued CMOs. MidCap Opportunities Portfolio may invest in privately issued CMOs.


         (8) The Portfolios indicated may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

                                    MAGNA  DISCLP  GROWTH  MIDCAP  GROWTH   SMCAP   INT'L     HIGH     LGCAP   FINACL          REAL
ASSET CLASS(1)                       CAP    LGCAP  OPPTNY  OPPTNY  + VALUE  OPPTNY  VALUE  YIELD BOND  GROWTH  SERVCS  CNVTBL  EST.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
   Asset Backed Securities            X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Banking Industry Obligations       X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Derivatives(9)                     X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Dealer Options                            X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Financial Futures Contracts &
   Related Options(10)                X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency Options(11)       X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Forward Currency Contracts         X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   OTC Options(12)                           X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
     Purchasing Options(13)                  X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
     Stock Index Options                     X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
     Straddles                               X       X       X       X        X       X                  X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------


------------------------


         (9) The Financial Services, LargeCap Growth, and Convertible Portfolios may invest in derivative instruments. The Disciplined LargeCap Portfolio also may invest in derivatives although generally investments in derivatives for this Portfolio will be limited to S&P 500 Index options and futures on the S&P 500 Index. The VP International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the International Value Portfolio to invest than "traditional" securities would. The VP International Value Portfolio does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.



         (10) The VP International Value Portfolio will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Portfolio. As a general rule, the International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the International Value Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for such options would exceed 5% of the fair market value of the Portfolio's net assets. The VP International Portfolio will not enter into futures contracts if as a result the aggregate of the initial margin deposits in the Portfolio's existing futures exceeds 5% of the fair market value of the Portfolio's assets.



         (11) Use of currency hedging techniques may be limited by management's need to protect the status of the Portfolio as a RIC under the Internal Revenue Code (the "Code"). The Portfolios may purchase or sell options on currency only when the Adviser or Sub-Adviser believes that a liquid secondary market exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any time.



         (12) The Disciplined LargeCap, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, International Value, LargeCap Growth, Financial Services, Convertible and High Yield Bond Portfolios may invest in OTC Options on U.S. Government Securities.



         (13) The Financial Services Portfolio may purchase put and call options on securities which are eligible for purchase by the Portfolio and on various stock indices. The VP Convertible Portfolio may purchase put and call options on securities which are eligible for purchase by the Portfolio and on various stock indices.

                                    MAGNA  DISCLP  GROWTH  MIDCAP  GROWTH   SMCAP   INT'L     HIGH     LGCAP   FINACL          REAL
ASSET CLASS(1)                       CAP    LGCAP  OPPTNY  OPPTNY  + VALUE  OPPTNY  VALUE  YIELD BOND  GROWTH  SERVCS  CNVTBL  EST.
-----------------------------------------------------------------------------------------------------------------------------------
     Warrants(14)                     X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
     Writing Options(15)                     X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
   Financial Services
   Companies(16)                                                                                                 X
-----------------------------------------------------------------------------------------------------------------------------------
  Index-, Currency-, and
  Equity-Linked Debt Securities                                                       X        X         X               X
-----------------------------------------------------------------------------------------------------------------------------------
  IPOs                                X              X       X                X       X                  X               X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Loan Participation                  X      X       X       X       X        X       X                  X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Other Investment Companies(17)      X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Private Funds                                                                       X
-----------------------------------------------------------------------------------------------------------------------------------
   Real Estate Securities(18)         X      X       X       X       X        X       X                  X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------


         (14) Disciplined LargeCap Portfolio will normally invest only in exchange-listed warrants.



         (15) The SmallCap Opportunities, Growth + Value, Disciplined LargeCap, High Yield Bond, International Value, MagnaCap, MidCap Opportunities and Growth Opportunities Portfolios will not write call options on when-issued securities. In addition, these Portfolios will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio's net assets. The LargeCap Growth and Convertible Portfolios may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their assets. The LargeCap Growth Portfolio may purchase put and call options on securities, which are eligible for purchase by the Portfolio and on various stock indices. The Financial Services Portfolio may write covered call options.


         (16) The Portfolio indicated may invest primarily in equity securities of companies engaged in financial services. Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodian of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrifts and savings banks; conglomerates with significant interest in financial services companies; fund financial service companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell or market software or hardware related to financial services or products directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.


         (17) The Portfolios may invest in other investment companies ("Underlying Funds") in accordance with the Portfolio's investment policies or restrictions. The 1940 Act provides that an investment company may not: (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Real Estate Portfolio currently intends to limit its investments in shares of other investment companies to less than 5% of its net assets.



         (18) MagnaCap, Disciplined LargeCap, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, International Value and High Yield Bond Portfolios may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts. LargeCap Growth, Financial Services and Convertible Portfolios may (i) purchase securities secured by real estate or interests therin or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships.

                                    MAGNA  DISCLP  GROWTH  MIDCAP  GROWTH   SMCAP   INT'L     HIGH     LGCAP   FINACL          REAL
ASSET CLASS(1)                       CAP    LGCAP  OPPTNY  OPPTNY  + VALUE  OPPTNY  VALUE  YIELD BOND  GROWTH  SERVCS  CNVTBL  EST.
-----------------------------------------------------------------------------------------------------------------------------------
  Restricted & Illiquid
  Securities(19)                      X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Securities of Companies with        X      X       X       X       X        X       X        X         X       X       X       X
  Limited Histories
-----------------------------------------------------------------------------------------------------------------------------------
  TBA Sale Commitments                       X                       X                X        X         X               X
-----------------------------------------------------------------------------------------------------------------------------------
  Zero Coupon and
  Pay-In-Kind Securities              X      X       X       X       X        X       X        X                 X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------------
  Borrowing(20)                       X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Concentration(21)                                                                                              X               X
-----------------------------------------------------------------------------------------------------------------------------------
  Lending of Portfolio
  Securities(22)                      X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio Hedging                   X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------


---------------------


         (19) Each Portfolio indicated above may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment.



         (20) The Convertible Portfolio may borrow for temporary emergency purposes up to 20% of the value of the respective Portfolio's total assets at the time of the borrowing. If the asset coverage is not maintained, the Portfolio will take prompt action to reduce its borrowings as required by applicable law. The SmallCap Opportunities, VP Growth + Value, Disciplined LargeCap, High Yield Bond, International Value, MagnaCap and Growth Opportunities Portfolios may each borrow in accordance with the provisions provided under their respective "Investment Restrictions" section and as set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings. For temporary emergency purposes. The Financial Services Portfolio may borrow, only in an amount up to 15% of its total assets. The Financial Services Portfolio may borrow only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions. The Real Estate Portfolio has an operating policy which limits its borrowings as follows: (i) the Portfolio may not borrow money except from banks for temporary or emergency purposes; (ii) the Portfolio will not borrow money in excess of 10% of the value of its total assets (excluding the amount borrowed), measured at the time of borrowing; (iii) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowing. The Portfolio will not borrow for the purpose of leveraging its investment portfolio. The Portfolio may not purchase additional securities while its outstanding borrowings exceed 5% of total assets.



         (21) The Financial Services and Real Estate Portfolios "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of their respective assets will be invested in those securities at all times.



         (22) The International Value Portfolio may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. No lending may be made with any companies affiliated with the Investment Adviser. The Disciplined LargeCap, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, LargeCap Growth and High Yield Bond Portfolios may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets; however, the Board must first approve a securities lending agreement. The Convertible Portfolio may lend securities in an amount up to 30% of its total assets; however, the Board must first approve a securities lending agreement. The Financial Services and VP MagnaCap Portfolios may lend portfolio securities as a fundamental policy; however, the Board must first approve lending as an investment technique and a securities lending agreement.

                                    MAGNA  DISCLP  GROWTH  MIDCAP  GROWTH   SMCAP   INT'L     HIGH     LGCAP   FINACL          REAL
ASSET CLASS(1)                       CAP    LGCAP  OPPTNY  OPPTNY  + VALUE  OPPTNY  VALUE  YIELD BOND  GROWTH  SERVCS  CNVTBL  EST.
-----------------------------------------------------------------------------------------------------------------------------------
  Repurchase Agreements(23)           X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Reverse Repurchase
  Agreements & Dollar Roll
  Transactions(24)                    X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Equity, Interest Rate and
  Currency Swaps & Swap
  Options(25)                         X      X       X       X       X        X       X        X         X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  Short Sales(26)                            X       X       X       X        X       X        X                                 X
-----------------------------------------------------------------------------------------------------------------------------------
  Temporary Defensive and
  Other Short-Term Positions          X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------
  When Issued Securities &
  Delayed-Delivery
  Transactions(27)                    X      X       X       X       X        X       X        X         X       X       X       X
-----------------------------------------------------------------------------------------------------------------------------------


----------------------

         (23) Each Portfolio indicated above may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times.


         (24) The International Portfolios may not enter dollar roll agreements.



         (25) A Portfolio will not enter into any of the Derivative Transactions unless the unsecured senior debt on the claims paying ability of the other party is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (i.e., AAA or AA by S&P).



         (26) The Real Estate Portfolio may not make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.



         (27) In order to secure prices or yields deemed advantageous at the time, the Portfolios indicated may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 - 45 days after the commitment is made. The Portfolios may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities. Convertible and LargeCap Growth Portfolios may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities.

EQUITY INVESTMENTS

COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES


         COMMON STOCKS represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company's organization and operations. Except for the Portfolios noted in the chart above as non-diversified or concentrated, such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependant upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.


         Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. PREFERRED STOCK, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         A CONVERTIBLE SECURITY is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.

         "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolios may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.


         SECURITIES OF SMALL- AND MID-CAPITALIZATION COMPANIES. Securities of small- and/or mid-capitalization companies may also be purchased. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of mid-cap and small-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.



         SECURITIES OF BANKS AND THRIFTS. Financial Services Portfolio may concentrate its investments in equity securities of companies principally engaged in financial services, including banks and thrifts. A "money center bank" is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. "Regional banks" are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as "community banks."



         Financial Services Portfolio may invest in the securities of banks or thrifts that are relatively small, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which that Portfolio may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); as a result, there may be limitations on the Portfolio's ability to dispose of them at times and at prices that are most advantageous to the Portfolio.


         The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

         Changes in state and Federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and Federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the state and Federal levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.

         Investments in thrifts generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision ("OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.


FOREIGN AND EMERGING MARKET SECURITIES


AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS

         American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

EMERGING MARKETS

         The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

EURODOLLAR CONVERTIBLE SECURITIES

         Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

         Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry same risks as investing in foreign securities.

FOREIGN BANK OBLIGATIONS

         Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Because the Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Portfolio as a RIC under the Internal Revenue Code.


FOREIGN MORTGAGE RELATED SECURITIES

         Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

INTERNATIONAL DEBT SECURITIES

         The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

         In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

         Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SECURITIES OF FOREIGN ISSUERS

         Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

         Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a Portfolio with an investment objective of long-term capital appreciation because any income earned by the Portfolio should be considered incidental.

Restrictions on Foreign Investments

         Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries. For example, a Portfolio may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a Portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a Portfolio of the ability to make its desired investment at that time.

         Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Portfolio of any restrictions on investments. No more than 15% of a Portfolio's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Portfolio's investments in certain foreign banks and other financial institutions.

         Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Portfolio's shares.

         RISKS OF INVESTING IN FOREIGN SECURITIES: Investments in foreign securities involve certain inherent risks, including the following:

         Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

         Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

         Taxes. The interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.

         Costs. The expense ratios of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Investment Adviser or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's or Sub-Adviser's assessment of prevailing market, economic and other conditions.

SOVEREIGN DEBT SECURITIES

         Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.


FIXED INCOME SECURITIES





CORPORATE DEBT SECURITIES

         Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

         Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

FLOATING OR VARIABLE RATE INSTRUMENTS

         Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.


GUARANTEED INVESTMENT CONTRACTS



         Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Portfolios may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.





HIGH YIELD SECURITIES

         High yield securities are debt securities that are rated lower than Baa by Moody's or BBB by S&P, or of comparable quality if unrated.

         High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

         Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         Risks Associated with High Yield Securities

         The medium- to lower-rated and unrated securities in which the Portfolios may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Portfolio's Board of Director/Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

         Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser and a Portfolio's Sub-Adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio's investment objective may be more dependent on the Investment Adviser's or Sub-Adviser's own credit analysis than might be the case for a Portfolio, which invests in higher quality bonds. The Investment Adviser, or Sub-Adviser, when applicable, continually monitors the investments in each Portfolio's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose rating has been changed.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities include U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Association ("FHLMC"). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

         One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

         "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States Government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

         The prices of high coupon U.S. Government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

         Certain Portfolios may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools. However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

         It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser or Sub-Adviser may, consistent with the Portfolios' investment objectives, policies and restrictions, consider making investments in such new types of securities.

         Other types of mortgage-related securities in which the Portfolios indicated above may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

         CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Portfolios) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Portfolios may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

         An additional class of mortgage-related securities includes parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.


ADJUSTABLE RATE MORTGAGE SECURITIES



         Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.



         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.



         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.



GNMA CERTIFICATES



         Certificates issued by the Government National Mortgage Association ("GNMA") ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Portfolios may purchase are the "modified pass-through" type.



         GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.



         Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.



         Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Portfolio would be reduced.

PRIVATELY ISSUED CMOs


          Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.


INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE-BACKED SECURITIES


         Stripped mortgage backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Investment Adviser or a Sub-Adviser under guidelines and standards established by the Portfolio's Board of Directors/Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Risks of Investing in Mortgage-Related Securities

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

MUNICIPAL SECURITIES

         Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.


         MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.



         INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.



         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

         The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

         SHORT-TERM MUNICIPAL OBLIGATIONS. These securities include the following:


         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.


         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

SHORT-TERM INVESTMENTS

         The Portfolios may invest in the following securities and instruments:

         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit, bankers' acceptances and time deposits may be acquired. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.

         A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


         SAVINGS ASSOCIATION OBLIGATIONS. The Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.



         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Portfolios may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.


         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolios may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poors, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser or Sub-Adviser to be of comparable quality. These rating symbols are described in the Appendix.

SUBORDINATED MORTGAGE SECURITIES

         Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

         The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

         In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

         A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

         A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolios by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

         The Investment Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolios seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U.S. GOVERNMENT SECURITIES

         Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Investment Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET BACKED SECURITIES


         Asset-backed securities ("ABSs") represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). ABSs may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying ABSs can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. ABSs may also be subject to extension risk during periods of rising interest rates.



         ABSs entail certain risks not presented by mortgage-backed securities. The collateral underlying ABSs may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the ABS, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.



         A Portfolio may invest in any type of ABS if the portfolio manager determines that the security is consistent with the Portfolio's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolio.



         Aircraft Lease Receivables - An aircraft lease receivable ("ALR") is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, an investment in ALRs may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.





BANKING INDUSTRY OBLIGATIONS

         Banking industry obligations include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, AND FIXED TIME DEPOSITS. The Portfolios will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Portfolio's investment is limited to the FDIC-insured amount of $100,000.


DERIVATIVES Generally, derivatives can be characterized as financial instruments whose value is derived, at least in part, from the value of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.


         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Portfolios will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

DEALER OPTIONS.

         Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to DEALER OPTIONS. While the Portfolios might look to a clearing corporation to exercise exchange-traded options, if a Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Portfolio seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that a Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolio will treat dealer options as subject to the Portfolio's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS.

         Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities that it intends to purchase. A Portfolio could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Portfolio otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Portfolio's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Portfolio may wish to purchase in the future by purchasing futures contracts. Upon entering into a futures contract, a Portfolio will be required to deposit with a broker an amount of cash or cash equivalents equal to approximately 1% to 5% of the contract price, which amount is subject to change by the exchange on which the contract is traded or by the broker.

         Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

         An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

         Options on Interest Rate Futures involve the purchase of a put option on an interest rate futures contract to hedge against a decline in the value of its portfolio securities as a result of rising interest rates. The purchase of a call option on an interest rate futures contract is to hedge against the risk of an increase in the price of securities it intends to purchase resulting from declining interest rates. The selling of put and call options on interest rates futures contracts is utilized as part of a closing sale transaction to terminate its option positions.


         In contrast to the situation when a Portfolio purchases or sells a security, no security is delivered or received by the Portfolio upon the purchase or sale of a financial futures contract. Initially, the Portfolio will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Portfolio's initial margin deposit with respect thereto will be segregated with the Portfolio's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Portfolio may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a RIC.


         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

         The Portfolio will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

         Limitations and Risks on Futures Contracts and Related Options

         The purchase of options involves certain risks. If a put option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Portfolio will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Portfolio would continue to be required to make daily margin payments. In this situation, if the Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Portfolio's ability to hedge its portfolio effectively.

         There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Portfolios to incur additional brokerage commissions and may cause an increase in the Portfolio's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Investment Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Portfolio or such prices move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Portfolio for the period may be less than if it had not engaged in the hedging transaction.

         The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Portfolio will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Portfolio has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio's portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

         The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

         Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

         Foreign Currency Futures Contracts. Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future. The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

FOREIGN CURRENCY OPTIONS.

         A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Portfolios use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolios could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS


         Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


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

OTC OPTIONS

         Over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Portfolio will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Portfolio intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser or Sub-Adviser. Under these special arrangements, the Portfolio will enter into contracts with primary dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Portfolio. Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolio might pay more to repurchase the OTC option contract than the Portfolio would pay to close out a similar exchange traded option.

PURCHASING OPTIONS


         Purchasing Put and Call Options. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Portfolios will engage in trading of such derivative securities exclusively for non-speculative hedging purposes.


         If a put option is purchased, the Portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Portfolio holds a stock which the Investment Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Portfolio may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Portfolio will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Portfolio exercises the put, less transaction costs, is the amount by which the Portfolio hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Portfolio realizes on the sale of the securities.

         If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Portfolio has a short position in the underlying security and the security thereafter increases in price. The Portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Portfolio realizes on the cover of the short position in the security.

         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolios generally will purchase only those options for which the Investment Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

STOCK INDEX OPTIONS

         Stock Index options include put and call options with respect to the S&P 500 and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolio.

         The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on a stock index depends on the Investment Adviser's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolio could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios purchase put or call options only with respect to an index which the Investment Adviser or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

STRADDLES


         A straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


WARRANTS


         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Additionally, warrants do not have any voting rights. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio's entire investment therein).


         Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Portfolio were not to exercise an Index Warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant. Certain Portfolios will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a Portfolio's ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.

WRITING OPTIONS

         Covered call options are considered "covered" if a Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

         Risks of Investing in Options on Securities and Indices

         There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Portfolio as a RIC. See "Dividends, Distributions and Taxes."


         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES.

         "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

IPOs


         Initial Public Offerings (IPOs) occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.


         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition,

IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.


         The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance in the future.



         There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.


LOAN PARTICIPATION AND ASSIGNMENTS

         A Portfolio's investment in LOAN PARTICIPATIONS typically will result in the Portfolio having a contractual relationship only with the lender and not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

         When a Portfolio purchases a LOAN ASSIGNMENT from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular assignments or participations when necessary to meet redemptions of Portfolio shares, to meet the Portfolio's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to value these securities for purposes of calculating its net asset value.

OTHER INVESTMENT COMPANIES

         An Investment Company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.


EXCHANGE TRADED FUND



         AN EXCHANGE TRADED FUND (ETF) is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. Similarly, risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs.

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SENIOR LOANS



         Certain Portfolios may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes "Senior Loans". Senior Loans in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.


         Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Portfolio's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

         Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

         Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

         In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

         Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

         Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

         Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may

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

not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

         Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

PRIVATE FUNDS


         Private Funds include U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolio's ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund.



         Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.



         The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, the Portfolio bears any expenses incurred by the trust. In addition, the Portfolio assumes the liquidity risks generally associated with the privately offered pooled investments.



         Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.



         The Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.



         Private investment funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.


REAL ESTATE SECURITIES


         The Portfolio's investments in real estate securities are primarily in Real Estate Investment Trusts (REITs) and other real estate operating companies ("REOCs"). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.


         A REIT is a corporation or business trust that meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

         REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans. The Real Estate Portfolio invests primarily in Equity REITs.




         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage Portfolios; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

RESTRICTED AND ILLIQUID SECURITIES

         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Portfolios' decision to dispose of these securities and the time when the Portfolios are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Portfolios pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Portfolios. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolios would be permitted to sell them. Thus, the Portfolios may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolios may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Portfolios at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Portfolios in good faith pursuant to procedures adopted by the Company's Board of Directors/Trustees.

         Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Portfolios' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Portfolios may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Portfolio will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Portfolios are registered for sale.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

         The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

TO BE ANNOUNCED SALE COMMITMENTS

         To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         ZERO COUPON, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

         PAY-IN-KIND SECURITIES are securities that pay interest or dividends through the issuance of additional securities. A Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. Under certain circumstances, the Portfolios could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

         The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

BORROWING

         The Portfolios may borrow from banks. The Portfolios may borrow money from banks only if immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, certain Portfolios may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan.

         The borrower at all times during the loan must maintain with the Portfolio cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

PORTFOLIO HEDGING

         Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with "derivatives." Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. There can be no assurances that a Portfolio will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although a Portfolio may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Portfolio than if it did not hedge. If the Portfolio does not correctly predict a hedge, it may lose money. In addition, each Portfolio pays commissions and other costs in connection with hedging transactions.

         Risks Associated With Hedging Transactions.

         Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

         In addition, the Portfolio pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Portfolio's net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

         Risks of Hedging Transactions Outside the United States.

         When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and
(5) lower trading volume and liquidity.

         One form of hedging that may be utilized by the Portfolios is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Portfolios, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Portfolios' other assets. Although the Portfolios will enter into such contracts with the intention of acquiring securities, the Portfolios may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. The Portfolios may realize short-term profits or losses upon the sale of forward commitments.

REPURCHASE AGREEMENTS

         Repurchase agreements may be utilized, with respect to portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS

         Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by the Portfolio, with an agreement that the Portfolio will repurchase such securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Portfolio's total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the

Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When a Portfolio enters into a dollar roll transaction, cash and/or liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

         Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Portfolio depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Portfolio's yield in the manner described above; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SECURITIES, INTEREST RATE AND CURRENCY SWAPS

         Securities Swaps. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Portfolio would otherwise be precluded for lack of an established securities custody and safekeeping system. The Portfolio deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Portfolio pays or receives cash from the broker equal to the change in the value of the underlying security.

         Interest and Currency Swaps. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Portfolio and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Portfolio usually enters into such transactions on a "net" basis, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Portfolio enters into a swap on other than a net basis, or sells caps or floors, the Portfolio maintains a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

         A Portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Portfolio is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a Portfolio are considered to be illiquid assets.

         Interest Rate Swaps. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

         Cross-Currency Swaps. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

         Swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.

         Caps and Floors. Interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

         Risks Associated with Swaps, Caps and Floors

         The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Portfolio might be unable to obtain its expected benefit. In addition, while each Portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Portfolio's ability to enter into other transactions at a time when doing so might be advantageous.

SHORT SALES

         Short sales of securities are securities already owned or have the right to be acquired at no added cost through conversion or exchange of other securities they own (referred to as SHORT SALES "AGAINST THE BOX").

         In a short sale that is not "against the box," a Portfolio sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Portfolio must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The Portfolio is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Portfolio has a short position can range from one day to more than a year. Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the Portfolio must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

         Short sales by a Portfolio that are not made "against the box" create opportunities to increase the Portfolio's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If a Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         A Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

         In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Portfolio's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Portfolio will comply with these requirements. In addition, as a matter of policy, the Portfolios' Board of Directors/Trustees has determined that no Portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio's total assets, taken at market value.


         The extent to which a Portfolio may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Portfolio as a RIC. See "Dividends, Distributions and Taxes."


TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

         Investing in certain short-term, high-quality debt instruments and in U.S. Government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Portfolio to meet redemption requests; and (iv) for temporary defensive purposes. A Portfolio for which the investment objective is capital appreciation may also invest in such securities if the Portfolio's assets are insufficient for effective investment in equities.

         Although it is expected that each Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Portfolios will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent a Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS


         In order to secure prices or yields deemed advantageous at the time certain Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, a Portfolio may realize a taxable capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price credited to be advantageous. As an operating policy, the Real Estate Portfolio intents to limit its commitments to purchase when-issued and delayed delivery securities to less than 10% of its net assets.


         When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


         The Investment Adviser in the case of Growth + Value Portfolio, and the Sub-Advisers for all other Portfolios, place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of each Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Advisers . It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions, which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolios although the Adviser may place orders with broker-dealers that have sold shares of the Portfolios or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.


         In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolios. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Advisers it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolios and their shareholders.

         Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

         In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.


         During the fiscal years ended December 31, 2003, 2002 and 2001, respectively, each of the Portfolios listed below paid total brokerage commissions indicated.

           BROKERAGE COMMISSIONS PAID DURING MOST RECENT FISCAL YEARS


                                         2003         2002          2001
                                         ----    -------------   ---------
SmallCap Opportunities Portfolio.......    $     $1,657,984(1)   $ 369,574

Growth + Value Portfolio...............    $     $  479,763(2)   $ 251,871

International Value Portfolio..........    $     $  468,670(2)   $  31,138

Disciplined LargeCap Portfolio.........    $     $   34,131      $  34,681

High Yield Bond Portfolio..............    $     $      117            ---

MagnaCap Portfolio(1)..................    $     $   50,604      $  12,392

Growth Opportunities Portfolio(1)......    $     $  189,918      $  55,301

MidCap Opportunities Portfolio(1)......    $     $   80,174      $  27,997

Convertible Portfolio(3)...............          $      238      $      32

LargeCap Growth Portfolio(4)...........          $   18,687      $   3,301

Financial Services Portfolio(5)........                 ---            ---

Real Estate Portfolio(5)...............


-----------------------------------------------
(1) ING Investments instituted a new policy of conducting trades on the NASDAQ on an agency basis instead of a principal basis in 2002, which resulted in the Portfolio reporting higher brokerage commissions.

(2) The higher brokerage commissions for 2002 resulted from increased portfolio turnover.


(3)  Portfolio did not begin operations until August 20, 2001.






(4)  Portfolio did not begin operations until August 2, 2001.



(5)  Prior  to  December  31,  2003,   this  Portfolio  had  not  yet  commenced
     operations.


                               PORTFOLIO TURNOVER

         A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. Each Portfolio's historical turnover rates are included in the Financial Highlights tables in the Prospectus.

         For four Portfolios the rate of portfolio turnover for 2002 exceeded 100% and increased by 50% or more over 2001. For the Growth + Value and LargeCap Growth Portfolios the increase is related to the fact that on more that one occasion in 2002 apparent market recoveries ultimately reversed themselves and the related repeated repositioning of the investment portfolios resulted in increased portfolio turnover. In the case of the Disciplined LargeCap Portfolio there was a sub-adviser change in August of 2001. The increased portfolio turnover rate for that Portfolio is related to repositioning the investment portfolio in connection with that change and the fact that the new manager considers a larger basket of securities. Similarly, ING Investments reassumed day-to-day management of the investment portfolio for the International Value Portfolio in July 2002. The increased portfolio turnover rate for that Portfolio is related to repositioning the investment portfolio in connection with that change and the fact that the old sub-adviser tended to have a low rate of portfolio turnover.


              SERVICES OF THE INVESTMENT ADVISER AND ADMINISTRATOR


         Pursuant to an Investment Advisory Agreement with the Trust, ING Investments acts as the Investment Adviser to each Portfolio. ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of each of the Portfolios, subject to delegation of certain responsibilities to the Sub-Adviser for each Portfolio, except Growth + Value Portfolio, and is responsible for furnishing continuous investment supervision to the Portfolios.



         ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. As of December 31, 2003, ING Investments had assets under management of over $36.6 billion. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. Headquartered in Amsterdam, it conducts business in more than 65 countries, and has more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate, and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


         On March 1, 2002, the name of the Investment Adviser changed from ING Pilgrim Investments, LLC to ING Investments, LLC. On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC


         For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:



      PORTFOLIO                                   ANNUAL INVESTMENT MANAGEMENT FEE
----------------------       --------------------------------------------------------------------------
SmallCap Opportunities       0.75% on the first $250 million of aggregate daily net assets;
                             0.70% on the next $250 million of aggregate daily net assets;
                             0.65% on the next $250 million of aggregate daily net assets;
                             0.60% on the next $250 million of aggregate daily net assets; and
                             0.55% on the remaining aggregate daily net assets in excess of $1 billion.

Growth + Value               0.75% on the first $250 million of aggregate daily net assets;
                             0.70% on the next $250 million of aggregate daily net assets;
                             0.65% on the next $250 million of aggregate daily net assets;
                             0.60% on the next $250 million of aggregate daily net assets; and
                             0.55% on the remaining aggregate daily net assets in excess of $1 billion.

Disciplined LargeCap         0.75% on the first $250 million of aggregate daily net assets;
                             0.70% on the next $250 million of aggregate daily net assets;
                             0.65% on the next $250 million of aggregate daily net assets;
                             0.60% on the next $250 million of aggregate daily net assets; and
                             0.55% on the remaining aggregate daily net assets in excess of $1 billion.

High Yield Bond              0.75% on the first $250 million of aggregate daily net assets;
                             0.70% on the next $250 million of aggregate daily net assets;
                             0.65% on the next $250 million of aggregate daily net assets;
                             0.60% on the next $250 million of aggregate daily net assets; and

                             0.55% on the remaining aggregate daily net assets in excess of $1 billion.

International Value          1.00% of aggregate average daily net assets

Growth Opportunities         0.75% of aggregate average daily net assets

MagnaCap                     0.75% of aggregate average daily net assets

MidCap Opportunities         0.75% of aggregate average daily net assets

LargeCap Growth              0.75% of aggregate average daily net assets

Financial Services           0.75% of aggregate average daily net assets

Convertible                  0.75% of aggregate average daily net assets

Real Estate                  [0.80%] of aggregate average daily net assets






         The Investment Advisory Agreement for the SmallCap Opportunities, Growth + Value, Disciplined LargeCap and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994, and by the sole Shareholder of the SmallCap Opportunities, Growth + Value, Disciplined LargeCap, and High Yield Bond Portfolios on April 15, 1994. The Investment Advisory Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the SmallCap Opportunities, Growth + Value, Disciplined LargeCap and High Yield Bond Portfolios, including a majority of the Independent Trustees, or (b) a majority of the outstanding voting securities of the SmallCap Opportunities, Growth + Value, Disciplined LargeCap, and High Yield Bond Portfolios as defined in the 1940 Act.


         The Investment Advisory Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997, and by the sole Shareholder of the International Value Portfolio on April 30, 1997. The Investment Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the International Value Portfolio, including a majority of the Independent Trustees, or (b) a majority of the outstanding voting securities of each class of the International Value Portfolio as defined in the 1940 Act.

         The Investment Advisory Agreement for the High Yield Bond Portfolio became effective on September 1, 2000 (and restated on April 30, 2001), and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of the Independent Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.

         The Investment Advisory Agreement for the MagnaCap Portfolio, the Growth Opportunities Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000, and by the sole Shareholder of these Portfolios on April 28, 2000. The Investment Advisory Agreement became effective on April 30, 2000, and will continue in effect for a period of two years thereafter. The Investment Advisory Agreement will continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of the Independent Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.


         The Investment Advisory Agreement for the LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001, and by the sole Shareholder of these Portfolios on April 30, 2001. The Investment Advisory Agreement became effective on April 30, 2001, and will continue in effect for a period of two years thereafter. The Investment Advisory Agreement will continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those

Portfolios, including a majority of Independent Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.



         The Investment Advisory Agreement for the Real Estate Portfolio was approved by the Trustees of the Trust on __________ and by the sole Shareholder of the Portfolio on __________. The Investment Advisory Agreement became effective on __________ and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the Portfolio, including a majority of the Independent Trustees, or
(b) a majority of the outstanding voting securities of each class of the Portfolio as defined in the 1940 Act.



         After an initial two year period, each Investment Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.


         Any Investment Advisory Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


         In connection with their deliberations relating to each Portfolio's (with the exception of Real Estate Portfolio) current Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Trustees considered information that had been provided by ING Investments and the Sub-Advisers to the Portfolios that engage them. In considering the Investment Advisory Agreements and Sub-Advisory Agreements, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Advisory Agreement included, but were not limited to, the following: (1) the performance of the Portfolios; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Advisory Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by each Portfolio and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Portfolios. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.


         In considering the Investment Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Portfolio, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the Portfolios.


         The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the centralization of asset managers will allow ING Investments to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization will facilitate more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within one entity will permit certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and (4) the reorganization can help ING Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio mangers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which might result from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) that the nature and quality of the services to be provided by ING Aeltus including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual funds advised by ING Aeltus; (3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided; (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization will enable ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus will be paid by the Adviser and not directly by the Portfolio. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that will be provided to the sub-advised Portfolios. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the best interests of the Trust and its shareholders.






         In connection with its deliberations relating to the approval of the Real Estate Portfolio's Investment Management Agreement and Sub-Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ING Investments and CRA to the Portfolio. In considering the Investment Management Agreement and Sub-Advisory Agreement, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreement and Sub-Advisory Agreement included, but were not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to the Portfolio under the Investment Management Agreement; (2) the nature and quality of the services to be provided by CRA to the Portfolio under the Sub-Advisory Agreement; (3) prior performance of similar accounts managed by CRA with comparable investment objectives and strategies to the Real Estate Portfolio compared to a peer group of portfolios; (4) the fairness of the compensation under the Investment Management Agreement and Sub-Advisory Agreement in light of the services to be provided by ING Investments and CRA to the Portfolio; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments and CRA; (6) ING Investments' and CRA's compliance capabilities; (7) the expenses to be borne by shareholders of the Portfolio; and (8) the expense limitation arrangements to which management committed for the Portfolio.



         In approving the proposed agreements for the Real Estate Portfolio, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. The Board of Trustees concluded that the fees to be paid to ING Investments and CRA are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board of Trustees further determined that the contractual arrangements offer an appropriate means for the Portfolio to obtain high quality portfolio management services in furtherance of the Portfolio's objectives, and to obtain other appropriate services for the Portfolio.



         In reviewing the terms of each Investment Advisory Agreement and each Sub-Advisory Agreement and in discussions with the Adviser concerning such Investment Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Advisory Agreements and Sub-Advisory Agreements are in the best interests of the Portfolios and their shareholders and that the Investment Management and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Advisory Agreements and Sub-Advisory Agreements.



         ING Funds Services, LLC ("Administrator") (formerly ING Pilgrim Group,
LLC) serves as administrator for the Portfolios pursuant to an Administrative Services Agreement with the Portfolios. Prior to November 1, 1999, Northstar Administrators Corporation provided administrative services to the Trust. However, as a result of the acquisition of Pilgrim Capital Corporation by ReliaStar, Northstar Administrators Corporation was merged with Pilgrim Group, Inc. The Administrator is an affiliate of the Investment Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Portfolios' business, except for those services performed by the Portfolios' Investment Adviser under the Investment Advisory Agreements, Sub-Adviser under the applicable Sub-Advisory Agreements, the transfer agent for the Portfolios under the Transfer Agency Agreements and the custodian and accounting agent for the Portfolios under the Custodian Agreement.

         The Administrator acts as liaison among these service providers to the Portfolios. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and for monitoring the Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

         The Administrator's fee is accrued daily against the value of each Portfolio's net assets and is payable by each Portfolio monthly. The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.


         The Administrative Services Agreement for the SmallCap Opportunities, Growth + Value, Disciplined LargeCap and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994 and became effective on May 2, 1994. This Agreement continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.


         The Administrative Services Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997. The Administrative Services Agreement for the International Value Portfolio became effective on May 1, 1997, and continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

         The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000. The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.


         The Administrative Services Agreement for the LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001. The Administrative Services Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.



         The Administrative Services Agreement for the Real Estate Portfolio was approved by the Trustees of the Trust on ______________. The Administrative Services Agreement became effective on _________, and will continue in effect for a period of _______. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

         During the fiscal years ended December 31, 2003, 2002, and 2001, the Portfolios paid the Investment Adviser and Administrator the following investment advisory and administrative fees, respectively.



                                            Advisory Fees              Administrative Fees
                                      --------------------------   --------------------------
                                      2003     2002       2001     2003     2002       2001
                                      ----   --------   --------   ----   --------   --------
SmallCap Opportunities Portfolio(1)          $807,368   $815,899          $107,649   $108,786
Growth + Value Portfolio(2)                  $567,285   $788,331          $ 75,638   $105,111
International Value Portfolio(3)             $499,493   $284,659          $ 49,949   $ 28,466
Disciplined LargeCap Portfolio(4)            $ 86,271   $151,448          $ 11,503   $ 20,193
High Yield Bond Portfolio(5)                 $ 75,915   $ 83,717          $ 10,122   $ 11,162
MagnaCap Portfolio(6)                        $102,228   $ 25,988          $ 13,360   $  3,465
Growth Opportunities Portfolio(7)            $104,703   $ 56,460          $ 13,960   $  7,528
MidCap Opportunities Portfolio(8)            $ 44,465   $ 21,825          $  5,929   $  2,910
Convertible Portfolio(9)(10)                 $  9,209   $  1,552          $  1,228   $    207
LargeCap Growth Portfolio(11)(12)            $  9,184   $  1,976          $  1,225   $    264
Financial Services Portfolio(13)                   --         --                --         --
Real Estate Portfolio(13)


-----------------------


(1) Does not reflect expense reimbursements, respectively, of $______, $376,990 and $285,870.



(2) Does not reflect expense reimbursements, respectively, of $_______, $289,303 and $385,719.



(3) Does not reflect expense reimbursements, respectively, of $______, $287,805 and $150,342.



(4) Does not reflect expense reimbursements, respectively, of $_____, $86,601 and $145,482.



(5) Does not reflect expense reimbursements, respectively, of $____, $66,634 and $53,283.



(6 Does not reflect expense reimbursements, respectively, of $_____, $45,577 and$29,999.



(7) Does not reflect expense reimbursements, respectively, of $_____, $65,358 and$76,892.



(8) Does not reflect expense reimbursements, respectively, of $______, $38,270 and $54,998.



(9)      Commenced operations on August 20, 2001.



(10) Does not reflect expense reimbursements, respectively, of $_____, $29,023 and $12,992.



(11)     Commenced operations on August 2, 2001.



(12) Does not reflect expense reimbursements, respectively, of $______, $31,118 and $16,145.



(13) As of December 31, 2003, this Portfolio had not yet commenced operations.


EXPENSE LIMITATION AGREEMENTS


The Investment Adviser has entered into an expense limitation agreement with the Trust on behalf of each Portfolio, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser) do not exceed:



            PORTFOLIO               CLASS I    CLASS S
--------------------------------    -------    -------
SmallCap Opportunities Portfolio     0.90%      1.10%
MidCap Opportunities Portfolio       0.90%      1.10%
Growth Opportunities Portfolio       0.90%      1.10%
Disciplined LargeCap Portfolio       0.90%      1.10%
Growth + Value Portfolio             0.80%      1.00%
MagnaCap Portfolio                   0.90%      1.10%
International Value Portfolio        1.00%      1.20%
High Yield Bond Portfolio            0.80%      1.00%
LargeCap Growth Portfolio             N/A       1.10%
Financial Services Portfolio           __%      1.10%

            PORTFOLIO               CLASS I    CLASS S
--------------------------------    -------    -------
Convertible Portfolio                  N/A       1.10%
Real Estate Portfolio               [1.05%]     [1.30%]


         Each Portfolio will at a later date reimburse the Investment Adviser for management fees waived or reduced and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.


         The expense limitation agreement provides that these expense limitations shall continue until December 31, 2004, except MidCap Opportunities and Real Estate Portfolios, which will continue until December 31, 2005. The expense limitations are contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice to the Trust of the termination of the agreement within ninety (90) days of the end of the then-current term or upon termination of the Investment Management Agreement. The expense limitation agreement also may be terminated by the Trust, without payment of any penalty, upon 90 days' prior written notice to the Investment Adviser at its principal place of business.


SHAREHOLDER SERVICES PLAN

         Effective May 1, 2001, Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, the Administrator is entitled to use proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries ("Shareholder Service Providers") for providing services to shareholders relating to Class S shares, including Variable Contract Owners with interests in the Portfolios.

         These payments may be used to pay for services ("Services") including, but not limited to: teleservicing support in connection with the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract Owners' votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Administrator as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract Owners' interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract Owners participating in the Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

         Under the terms of the Plan, each Portfolio makes payments to the Administrator at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to its Class S shares. The expense of the Plan is borne solely by the Class S shares of each Portfolio.

         The Plan has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board of Trustees, including the Independent Trustees. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Trustees on 60 days' written notice.

         Any material amendments to the Plan must be approved by the Independent Trustees.


         From May 1, 2001 to December 31, 2003, the following fees were paid under the Plan.

                                       SHAREHOLDER SERVICES PLAN
                                       2003       2002      2001
                                      -------   -------   -------
SmallCap Opportunities Portfolio(1)             $63,213   $11,105
Growth + Value Portfolio(2)                          --        --
International Value Portfolio(3)                $    75        --
Disciplined LargeCap Portfolio(2)                    --        --
High Yield Bond Portfolio(2)                         --        --
MagnaCap Portfolio(1)                           $25,425   $ 4,412
Growth Opportunities Portfolio(1)               $20,670   $ 3,493
MidCap Opportunities Portfolio(1)               $ 4,419   $   703
LargeCap Growth Portfolio(5)                    $ 3,062   $   659
Financial Services Portfolio(2)                      --        --
Convertible Portfolio(6)                        $ 3,070   $   517
Real Estate Portfolio(2)


---------------------------------------------

(1) Class S shares of this Portfolio did not begin operations until May 8, 2001.


(2) As of December 31, 2003, the Class S shares of this Portfolio had not yet commenced operations.


(3) Class S shares of this Portfolio did not begin operations until March 19, 2002.

(4) Class S shares of this Portfolio did not begin operations until July 31, 2001.

(5) Class S shares of this Portfolio did not begin operations until August 2, 2001.

(6) Class S shares of this Portfolio did not begin operations until August 20, 2001.


PROXY VOTING PROCEDURES



         The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Investment Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Investment Adviser to vote proxies in accordance with a Portfolio's proxy voting procedures and guidelines, an independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedure guidelines of the Portfolios, including procedures of the Investment Adviser, is attached hereto as Appendix
A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Portfolio votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (WWW.INGFUNDS.COM) or by accessing the SEC's EDGAR database (WWW.SEC.GOV).


                          SERVICES OF THE SUB-ADVISERS





         Pursuant to a Sub-Advisory Agreement between ING Investments and ING Aeltus dated August 7, 2001, as amended September 1, 2003, ING Aeltus acts as Sub-Adviser to the SmallCap Opportunities Portfolio, International Value Portfolio, Disciplined LargeCap Portfolio, High Yield Bond Portfolio, MagnaCap Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, Financial Services Portfolio and Convertible Portfolio. In this capacity, ING Aeltus, subject to the supervision and control of ING Investments and the Trustees, on behalf of the Portfolios, manages the Portfolios' investments consistently with the Portfolios' investment objectives, and executes any of the Portfolios' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V. The Sub-Advisory Agreement was last approved by the Trustees of the Portfolios', on behalf of the Portfolios' on September 1, 2003. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees , or the shareholders on 60 days' prior written notice. The Sub-Advisory Agreement may be terminated by ING Aeltus upon three (3) months' written notice unless each Portfolio or ING Investments requests additional time to find a replacement for ING Aeltus, in which case ING Aeltus shall allow the additional time requested by each Portfolio or ING Investments not to exceed three (3) additional months beyond the initial three-month notice period. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of each Portfolio, or the vote of a majority of the outstanding voting securities of each Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of each Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Wellington Management, Wellington Management acts as Sub-Adviser to LargeCap Growth Portfolio. In this capacity, Wellington Management, subject to the supervision and control of the Investment Adviser and the Trustees of the Portfolio, manages the Portfolio's portfolio investments consistently with its investment objective and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Wellington Management's principal address is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions.



         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and CRA, CRA acts as Sub-Adviser to the Real Estate Portfolio. In this capacity, CRA, subject to the supervision and control of the Investment Adviser and the Trustees of the Portfolio, manages the Portfolio's portfolio of investments in a manner consistent with the Portfolio's investment objective and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Located at 259 Radnor-Chestor Road, Radnor, PA 19087, CRA is in the business of providing investment advice to institutional and individual clients. CRA is an indirect wholly-owned subsidiary of ING Groep, N.V. and is an affiliate of ING Investments.As compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets managed during the month:



             PORTFOLIO                           SUB-ADVISORY FEE
--------------------------------    --------------------------------------------
SmallCap Opportunities Portfolio    0.3375% of the first $250 million of the
                                    Portfolio's daily net assets; 0.3150% of the
                                    next $250 million of the Portfolio's daily
                                    net assets; 0.2925% of the next $250 million
                                    of the Portfolio's daily net assets; 0.2700%
                                    of the next $250 million of the Portfolio's
                                    daily net assets; and 0.2475% of the
                                    Portfolio's daily net assets in excess of $1
                                    billion

International Value Portfolio       0.4500% of the Portfolio's average daily net
                                    assets

Disciplined LargeCap Portfolio      0.3375% of the first $250 million of the
                                    Portfolio's daily net assets; 0.3150% of the
                                    next $250 million of the Portfolio's daily
                                    net assets; 0.2925% of the next $250 million
                                    of the Portfolio's daily net assets; 0.2700%
                                    of the next $250 million of the Portfolio's
                                    daily net assets; and 0.2475% of the
                                    Portfolio's daily net assets in excess of $1
                                    billion

High Yield Bond Portfolio           0.3375% of the first $250 million of the
                                    Portfolio's daily net assets; 0.3150% of the
                                    next $250 million of the Portfolio's daily
                                    net assets; 0.2925% of the next $250 million
                                    of the Portfolio's daily net assets; 0.2700%
                                    of the next $250 million of the Portfolio's
                                    daily net assets; and 0.2475% of the
                                    Portfolio's daily net assets in excess of $1
                                    billion

MagnaCap Portfolio                  0.3375% of the Portfolio's average daily net
                                    assets

Growth Opportunities Portfolio      0.3375% of the Portfolio's average daily net
                                    assets

MidCap Opportunities Portfolio      0.3375% of the Portfolio's average daily net
                                    assets

LargeCap Growth Portfolio           0.45% for the first $100 million of
                                    aggregate average daily net assets; 0.30%
                                    for the next $1.4 billion of aggregate
                                    average daily net assets; and 0.25% for
                                    aggregate average daily net assets over $1.5
                                    billion

Financial Services Portfolio        0.3375% for the first $500 million of
                                    aggregate average daily net assets; 0.315%
                                    for aggregate average daily net assets over
                                    $500 million.

Convertible Portfolio               0.3375% of the Portfolio's average daily net
                                    assets

Real Estate Portfolio               0.40% of the Portfolio's average daily net
                                    assets






         Former Sub-Adviser for Growth + Value Portfolio, Navellier served as Sub-Adviser to the Growth + Value Portfolio through June 2003. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments paid Navellier at the annual rate of 0.35% of the average daily net assets of the Growth + Value Portfolio. Former Sub-Adviser for Disciplined LargeCap Portfolio, J.P. Morgan Investment Management ("J.P. Morgan") served as Sub-Adviser to the Disciplined LargeCap Portfolio through July 2001. For the fiscal year ended December 31, 2000, the Investment Adviser paid portfolio management fees to J.P. Morgan of $58,779. For the fiscal period from April 30, 1999 to December 31, 1999, the Investment Adviser paid portfolio management fees to J.P. Morgan of $32, 985. Former Sub-Adviser for the International Value Portfolio, Brandes, served as Sub-Adviser through July, 2002. Fees that were payable under the Sub-Advisory Agreement accrued daily and were paid monthly by ING Investments. As compensation for its services, ING Investments paid Brandes at the annual rate of 0.50% of the average daily net assets of the International Value Portfolio.



         During the fiscal years ended December 31, 2003, 2002 and 2001, the Investment Adviser paid the Sub-Advisers the following Sub-Advisory fees respectively.



                                               Sub-Advisory Fees
                                          ---------------------------
                                          2003     2002        2001
                                          ----   --------    --------
Growth + Value Portfolio...............          $264,733    $367,888
International Value Portfolio (2)......            0(1)        0(1)
Disciplined LargeCap Portfolio (3).....          $23,006     $42,203
Financial Services Portfolio (2).......            N/A         N/A
Growth Opportunities Portfolio (2).....            N/A         N/A
High Yield Bond Portfolio (2)..........            N/A         N/A
LargeCap Growth Portfolio (4)..........            N/A         N/A
MagnaCap Portfolio (2).................            N/A         N/A
MidCap Opportunities Portfolio (2).....            N/A         N/A
Real Estate Portfolio .................            N/A         N/A
Convertible Portfolio (2)..............            N/A         N/A
SmallCap Opportunities Portfolio (2)...            N/A         N/A


------------------------------
(1) Brandes had agreed to waive all compensation until the Portfolio's net assets exceed $50 million.


(2) Effective August 1, 2003 ING Aeltus began sub-advising the Portfolio, prior to this date the Portfolio was directly managed by ING Investments.



(3) J.P. Morgan sub-advised the Disciplined LargeCap Portfolio from April 30, 1999 through August 2001; after which time ING Aeltus became the sub-adviser.

(4) Effective June 2, 2003 Wellington Management began sub-advising the Portfolio, prior to this date the Portfolio was directly managed by ING Investments.


                                 NET ASSET VALUE


         As noted in the Prospectus, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; Portfolio shares will not be priced on these days


         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "How Shares are Priced" in the Information For Investors section of the Prospectus. The long-term debt obligations held in a portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

         If a significant event which is likely to impact the value of one or more foreign securities held by a portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board of

Directors/Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Directors/Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Directors/Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.


         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

         Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

         In computing the net asset value for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


         The per share net asset value of Class I shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher service fees applicable to Class S. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.



         Orders received by dealers prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern Time) will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.



                PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS


         ING Funds Distributor, LLC ("Distributor"), a Delaware corporation, which is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as the Trust's Distributor pursuant to a Distribution Agreement with the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and the offering is continuous.

         For information on purchases and redemptions of shares, see "Information for Investors" in the Trust's Prospectus. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of their shares.


         Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAV per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

         Variable Contract Owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios.

         The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by the insurance company to such Portfolio will be invested in the fixed account portfolio or any successor to such Portfolio.

                           DIVIDENDS AND DISTRIBUTIONS

         All Portfolios (except the High Yield Bond Portfolio) declare and pay dividends quarterly. (The High Yield Bond Portfolio declares dividends daily and pays dividends quarterly). Any net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Portfolio will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently.

                            FEDERAL INCOME TAX STATUS


         The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in a Portfolio by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Portfolio as a RIC under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which is subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Portfolio.



         Each Portfolio intends to qualify as a "regulated investment company" ("RIC") under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.



         To qualify to be taxed as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio 's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).


         Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

         -        98% of the Portfolio's ordinary income for the calendar year;

         - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short- term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

         - any undistributed ordinary income or capital gain net income for the prior year.


         The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.



         Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.


         The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

         In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

         The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

         If a Portfolio invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Portfolio's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Portfolio actually receives any distributions from the PFIC, investors in the Portfolio would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Portfolio's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.


         Certain requirements relating to the qualification of a Portfolio as a RIC under the Code may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts. In addition, certain Portfolio investments may generate income for tax purposes that must be distributed even though cash representing such income is not received until a later period. To meet its distribution requirement the Portfolio may in those circumstances be forced to raise cash by other means, including borrowing or disposing of assets at a time when it may not otherwise be advantageous to do so.



         For information concerning the federal income tax consequences to the holders of a Variable Contract, such holders should consult the prospectus for their particular contract.

MANAGEMENT OF THE TRUST


         Set forth in the table below is information about each Trustee of the Trust.





                                                 TERM OF OFFICE
                              POSITION(S) HELD    AND LENGTH OF               PRINCIPAL OCCUPATION(S) -
  NAME, ADDRESS AND AGE          WITH TRUST      TIME SERVED(1)                 DURING THE PAST 5 YEARS
----------------------------  ----------------  ---------------  ----------------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY               Trustee           October 1999 -   Mr. Doherty is President and Partner, Doherty,
7337 E. Doubletree Ranch Rd.                    Present          Wallace, Pillsbury and Murphy, P.C., Attorneys
Scottsdale, Arizona 85258                                        (1996 - Present); and Trustee of each of the
Date of Birth:  04/28/1934                                       funds managed by Northstar Investment
                                                                 Management Corporation (1993 - 1999).

J. MICHAEL EARLEY             Trustee           February 2002 -  President and Chief Executive Officer, Bankers
7337 E. Doubletree Ranch Rd.                    Present          Trust Company, N.A. (1992 - Present).
Scottsdale, Arizona 85258
Date of Birth:  05/02/1945

R. BARBARA GITENSTEIN         Trustee           February 2002 -  President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                    Present          Present).
Scottsdale, Arizona 85258
Date of Birth:  02/18/1948

WALTER H. MAY                 Trustee           October 1999 -   Retired.  Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                    Present          Director of Marketing, Piper Jaffray, Inc.;
Scottsdale, Arizona 85258                                        Trustee of each of the funds managed by
Date of Birth:  12/21/1936                                       Northstar Investment Management Corporation
                                                                 (1996 - 1999).

JOCK PATTON                   Trustee           August 1995 -    Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                    Present          Formerly, Director and Chief Executive Officer,
Scottsdale, Arizona 85258                                        Rainbow Multimedia Group, Inc. (January 1999 -
Date of Birth:  12/11/1945                                       December 2001); Director of Stuart
                                                                 Entertainment, Inc.

DAVID W.C. PUTNAM             Trustee           October 1999 -   President and Director, F.L. Putnam Securities
7337 E. Doubletree Ranch Rd.                    Present          Company, Inc. and its affiliates; President,
Scottsdale, Arizona 85258                                        Secretary and Trustee, The Principled Equity
Date of Birth:  10/08/1939                                       Market Fund.  Formerly, Trustee, Trust Realty
                                                                 Corp.; Anchor Investment Trust; Bow Ridge
                                                                 Mining Company and each of the funds managed by
                                                                 Northstar Investment Management Corporation
                                                                 (1994 - 1999).



                                NUMBER OF
                              PORTFOLIOS IN
                                PORTFOLIO
                                 COMPLEX
                                OVERSEEN BY
  NAME, ADDRESS AND AGE          TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------  -------------  -----------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                    116
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  04/28/1934


J. MICHAEL EARLEY                  116
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  05/02/1945

R. BARBARA GITENSTEIN              116
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  02/18/1948

WALTER H. MAY                      116       Trustee, Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, Arizona 85258
Date of Birth:  12/21/1936


JOCK PATTON                        116       Director, Hypercom, Inc. (January
7337 E. Doubletree Ranch Rd.                 1999 - Present); JDA Software Group,
Scottsdale, Arizona 85258                    Inc. (January 1999 - Present).
Date of Birth:  12/11/1945


DAVID W.C. PUTNAM                  116       Trustee, Anchor International Bond
7337 E. Doubletree Ranch Rd.                 Trust (December 2000 - Present);
Scottsdale, Arizona 85258                    F.L. Putnam Foundation (December
Date of Birth:  10/08/1939                   2000 - Present); Progressive Capital
                                             Accumulation Trust (August 1998 -
                                             Present); Principled Equity Market
                                             Fund (November 1996 - Present),
                                             Mercy Endowment Foundation (1995 -
                                             Present); Director, F.L. Putnam
                                             Investment Management Company
                                             (December 2001 - Present); Asian
                                             American Bank and Trust Company

                                                 TERM OF OFFICE
                              POSITION(S) HELD    AND LENGTH OF               PRINCIPAL OCCUPATION(S) -
  NAME, ADDRESS AND AGE          WITH TRUST      TIME SERVED(1)                 DURING THE PAST 5 YEARS
----------------------------  ----------------  ---------------  ----------------------------------------------
BLAINE E. RIEKE               Trustee           February 2001 -  General Partner, Huntington Partners (January
7337 E. Doubletree Ranch Rd.                    Present          1997 - Present).  Chairman of the Board and
Scottsdale, Arizona 85258                                        Trustee of each of the funds managed by ING
Date of Birth:  09/10/1933                                       Investment Management Co. LLC (November 1998 -
                                                                 February 2001).

ROGER B. VINCENT              Trustee           February 2002 -  President, Springwell Corporation (1989 -
7337 E. Doubletree Ranch Rd.                    Present          Present).  Formerly, Director, Tatham Offshore,
Scottsdale, Arizona 85258                                        Inc. (1996 - 2000).
Date of Birth:  08/26/1945

RICHARD A. WEDEMEYER          Trustee           October 1999 -   Retired.  Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                    Present          President - Finance and Administration, Channel
Scottsdale, Arizona 85258                                        Corporation (June 1996 - April 2002).
Date of Birth:  03/23/1936                                       Formerly, Trustee, First Choice Funds (1997 -
                                                                 2001); and of each of the funds managed by ING
                                                                 Investment Management Co. LLC (1998 - 2001).
TRUSTEES WHO ARE "INTERESTED
PERSONS"

THOMAS J. MCINERNEY (2)       Trustee           February 2001 -  Chief Executive Officer, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                    Present          Services (September 2001 - Present); General
Scottsdale, Arizona 85258                                        Manager and Chief Executive Officer, ING U.S.
Date of Birth:  05/05/1956                                       Worksite Financial Services (December 2000 -
                                                                 Present); Member, ING Americas Executive
                                                                 Committee (2001 - Present); President, Chief
                                                                 Executive Officer and Director of Northern Life
                                                                 Insurance Company (March 2001 - October 2002),
                                                                 ING Aeltus Holding Company, Inc. (2000 -
                                                                 Present), ING Retail Holding Company (1998 -
                                                                 Present), ING Life Insurance and Annuity
                                                                 Company (September 1997 - November 2002) and
                                                                 ING Retirement Holdings, Inc. (1997 -
                                                                 Present).  Formerly, General Manager and Chief
                                                                 Executive Officer, ING Worksite Division
                                                                 (December 2000 - October 2001), President,
                                                                 ING-SCI, Inc. (August 1997 - December 2000);
                                                                 President, Aetna Financial



                                NUMBER OF
                              PORTFOLIOS IN
                                PORTFOLIO
                                 COMPLEX
                                OVERSEEN BY
  NAME, ADDRESS AND AGE          TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------  -------------  -----------------------------------
                                             (June 1992 - Present); Notre Dame
                                             Health Care Center (1991 - Present)
                                             F.L. Putnam Securities Company, Inc.
                                             (June 1978 - Present); and an
                                             Honorary Trustee, Mercy Hospital
                                             (1973 - Present).

BLAINE E. RIEKE                    116       Trustee, Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                 (January 1998 - Present).
Scottsdale, Arizona 85258
Date of Birth:  09/10/1933


ROGER B. VINCENT                   116       Trustee,  AmeriGas Propane, Inc.
7337 E. Doubletree Ranch Rd.                 (1998 - Present).
Scottsdale, Arizona 85258
Date of Birth:  08/26/1945

RICHARD A. WEDEMEYER               116       Trustee, Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                 (1997 - Present).
Scottsdale, Arizona 85258
Date of Birth:  03/23/1936


TRUSTEES WHO ARE "INTERESTED
PERSONS"

THOMAS J. MCINERNEY (2)            169       Director, Hemisphere, Inc.; Trustee,
7337 E. Doubletree Ranch Rd.                 Equitable Life Insurance Co., Golden
Scottsdale, Arizona 85258                    American Life Insurance Co., Life
Date of Birth:  05/05/1956                   Insurance Company of Georgia,
                                             Midwestern United Life Insurance
                                             Co., ReliaStar Life Insurance Co.,
                                             Security Life of Denver, Security
                                             Connecticut Life Insurance Co.,
                                             Southland Life Insurance Co., USG
                                             Annuity and Life Company, and United
                                             Life and Annuity Insurance Co. Inc
                                             (March 2001 - Present); Director,
                                             Ameribest Life Insurance Co., (March
                                             2001 to January 2003); and First
                                             Columbine Life Insurance Co. (March
                                             2001 to December 2002); Member of
                                             the Board, National Commission on

                                                 TERM OF OFFICE
                              POSITION(S) HELD    AND LENGTH OF               PRINCIPAL OCCUPATION(s) -
  NAME, ADDRESS AND AGE          WITH TRUST      TIME SERVED(1)                 DURING THE PAST 5 YEARS
----------------------------  ----------------  ---------------  ----------------------------------------------
                                                                 Services (August 1997 - December 2000).

JOHN G. TURNER (3)            Chairman and      October 1999 -   Chairman, Hillcrest Capital Partners (May
7337 E. Doubletree Ranch Rd.  Trustee           Present          2002-Present); President, Turner Investment
Scottsdale, Arizona 85258                                        Company (January 2002 - Present).  Mr. Turner
Date of Birth:  10/03/1939                                       was formerly Vice Chairman of ING Americas
                                                                 (2000 - 2002); Chairman and Chief Executive
                                                                 Officer of ReliaStar Financial Corp. and
                                                                 ReliaStar Life Insurance Company (1993 - 2000);
                                                                 Chairman of ReliaStar Life Insurance Company of
                                                                 New York (1995 - 2001); Chairman of Northern
                                                                 Life Insurance Company (1992 - 2001); Chairman
                                                                 and Trustee of the Northstar affiliated
                                                                 investment companies (1993 - 2001) and
                                                                 Director, Northstar Investment Management
                                                                 Corporation and its affiliates (1993 - 1999 ).



                                NUMBER OF
                              PORTFOLIOS IN
                                PORTFOLIO
                                 COMPLEX
                                OVERSEEN BY
  NAME, ADDRESS AND AGE          TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------  -------------  -----------------------------------
                                             Retirement Policy, Governor's
                                             Council on Economic Competitiveness
                                             and Technology of Connecticut,
                                             Connecticut Business and Industry
                                             Association, Bushnell; Connecticut
                                             Forum; Metro Hartford Chamber of
                                             Commerce; and is Chairman, Concerned
                                             Citizens for Effective Government.

JOHN G. TURNER(3)                  116       Director, Hormel Foods Corporation
7337 E. Doubletree Ranch Rd.                 (March 2000 - Present); Shopko
Scottsdale, Arizona 85258                    Stores, Inc. (August 1999 -
Date of Birth:  10/03/1939                   Present); and M.A. Mortenson Company
                                             (March 2002 - Present).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



(2) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the investment adviser, ING Investments and the Distributor, ING Funds Distributor LLC.



(3) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the investment adviser, ING Investments and the Distributor, ING Funds Distributor LLC.

OFFICERS


         Information about the ING Portfolios' officers are set forth in the table below:


                                POSITIONS HELD WITH THE
   NAME, ADDRESS AND AGE              PORTFOLIO             TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2)
----------------------------  ----------------------------  -----------------------------------------------
JAMES M. HENNESSY             President and Chief           February 2001 - Present
7337 E. Doubletree Ranch Rd.  Executive Officer
Scottsdale, Arizona 85258
Date of Birth:  04/09/1949    Chief Operating Officer       July 2000 - Present

                              Senior Executive Vice         July 2000 - February 2001
                              President

                              Executive Vice President      November 1999 - July 2000

                              Secretary                     November 1999 - February 2001

STANLEY D. VYNER              Executive Vice President      November 1999 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  05/14/1950

MICHAEL J. ROLAND             Executive Vice President,     February 2002 - Present
7337 E. Doubletree Ranch Rd.  and Assistant Secretary
Scottsdale, Arizona 85258
Date of Birth:  05/30/1958    Principal Financial Officer   November 1999 - Present




   NAME, ADDRESS AND AGE          PRINCIPAL OCCUPATION(s) DURING THE LAST FIVE YEARS (3)
----------------------------  --------------------------------------------------------------
JAMES M. HENNESSY             President and Chief Executive Officer, ING Capital
7337 E. Doubletree Ranch Rd.  Corporation, LLC, ING Funds Services, LLC, ING Investments,
Scottsdale, Arizona 85258     LLC (December 2001 - Present), ING Advisors, Inc. and EAMC
Date of Birth:  04/09/1949    Liquidation Corp. (December 2001-October 2003) and Express
                              America T.C., Inc. (December 2001-September 2003); Senior
                              Executive Vice President, ING Capital Corporation, LLC, ING
                              Funds Services, LLC, ING Investments, LLC, ING Advisors, Inc.,
                              Express America T.C., Inc. and EAMC Liquidation Corp. (June
                              2000-December 2000); Executive Vice President, ING Capital
                              Corporation, LLC, ING Funds Services, LLC, ING Investments,
                              LLC (April 1998-June 2000), ING Funds Distributor, LLC  (April
                              1998-Present) and ING Quantitative Management, Inc. (October
                              2001-September 2002); Chief Operating Officer, ING Funds
                              Distributor, LLC (June 2000-Present) and ING Quantitative
                              Management, Inc. (October 2001-September 2002); Senior Vice
                              President, ING Capital Corporation, LLC, ING Funds Services,
                              LLC, ING Investments, LLC and ING Funds Distributor, LLC
                              (April 1995-April 1998); Vice President, ING Life Insurance
                              and Annuity Company (December 2003-Present); Secretary, ING
                              Capital Corporation, LLC, ING Funds Services, LLC, ING
                              Investments, LLC, ING Funds Distributor, LLC, ING Advisors,
                              Inc., Express America T.C., Inc. and EAMC Liquidation Corp.
                              (April 1995-December 2000); and Director, ING Capital
                              Corporation, LLC, ING Funds Services, LLC, ING Investments,
                              LLC and ING Funds Distributor, LLC (December 2000-Present),
                              ING Advisors, Inc. and EAMC Liquidation Corp. (December 2000-
                              October 2003), ING Quantitative Management, Inc. (December
                              2000- September 2002) and Express America T.C., Inc. (December
                              2000- September 2003).

STANLEY D. VYNER              Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd.  Investments, LLC (July 2000 - Present); Chief Investment
Scottsdale, Arizona 85258     Officer, ING Investments, LLC (July 1996 - Present); and
Date of Birth:  05/14/1950    President and Chief Executive Officer, ING Investments, LLC
                              (August 1996 - August 2000).

MICHAEL J. ROLAND             Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd.  Treasurer, ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, Arizona 85258     LLC, ING Advisors, Inc., ING Investments, LLC, Express America
Date of Birth:  05/30/1958    T.C., Inc. and EAMC Liquidation Corp. (December 2001 -
                              Present), ING Quantitative Management, Inc. (December
                              2001-September 2002); and Senior Vice

                                POSITIONS HELD WITH THE
   NAME, ADDRESS AND AGE              PORTFOLIO             TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2)
----------------------------  ----------------------------  -----------------------------------------------
                              Senior Vice President         November 1999 - February 2002

ROBERT S. NAKA                Senior Vice President and     November 1999 - Present
7337 E. Doubletree Ranch Rd.  Assistant Secretary
Scottsdale, Arizona 85258
Date of Birth:  06/17/1963

ROBYN L. ICHILOV              Vice President and Treasurer  November 1999 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  09/25/1967

KIMBERLY A. ANDERSON          Senior Vice President         November 2003 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258     Vice President                February 2001 - November 2003
Date of Birth:  07/25/1964
                              Secretary                     February 2001 - August 2003

                              Assistant Vice President      November 1999 - February 2001
                              and Assistant Secretary

J. DAVID GREENWALD            Vice President                August 2003 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ  85258
Date of Birth:  09/24/1957

LAUREN D. BENSINGER           Vice President                February 2003 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  02/06/1954

TODD MODIC                    Vice President                August 2003 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258     Assistant Vice President      August 2001 - August 2003
Date of Birth:  11/03/1967

SUSAN P.  KINENS              Assistant Vice President      February 2003 - Present
7337 E. Doubletree Ranch Rd.  and Assistant Secretary



   NAME, ADDRESS AND AGE          PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (3)
----------------------------  --------------------------------------------------------------
                              President, ING Funds Services, LLC, ING
                              Investments, LLC and ING Funds Distributor, LLC
                              (June 1998 - December 2001).

ROBERT S. NAKA                Senior Vice President and Assistant Secretary, ING Funds
7337 E. Doubletree Ranch Rd.  Services, LLC, ING Funds Distributor, LLC, ING Advisors, Inc.,
Scottsdale, Arizona 85258     ING Capital Corporation, LLC and ING Investments, LLC
Date of Birth:  06/17/1963    (December 2001 - Present) and ING Quantitative Management,
                              Inc. (October 2001 - September 2002); and Vice President, ING
                              Investments, LLC (April 1997 - October 1999) and ING Funds
                              Services, LLC (February 1997 - August 1999).

ROBYN L. ICHILOV              Vice President, ING Funds Services, LLC (October 2001 -
7337 E. Doubletree Ranch Rd.  Present) and ING Investments, LLC (August 1997 - Present); and
Scottsdale, Arizona 85258     Accounting Manager, ING Investments, LLC (November 1995 -
Date of Birth:  09/25/1967    Present).
                               -  Present).

KIMBERLY A. ANDERSON          Vice President, ING Funds Services, LLC, ING Funds
7337 E. Doubletree Ranch Rd.  Distributor, LLC, ING Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258     (October 2001 - Present); Secretary, ING Funds Services, LLC,
Date of Birth:  07/25/1964    ING Funds Distributor, LLC, ING Advisors, Inc. and ING
                              Investments, LLC (October 2001 - August 2003); Vice President,
                              ING Quantitative Management, Inc. (October 2001 - September
                              2002); Assistant Vice President, ING Funds Services, LLC
                              (November 1999 - January 2001); and has held various other positions with ING Funds Services, LLC for more than
                              the last five years.

J. DAVID GREENWALD            Vice President of Mutual Fund Compliance, ING Funds Services,
7337 E. Doubletree Ranch Rd.  LLC (May 2003 - Present); and Assistant Treasurer and Director
Scottsdale, AZ  85258         of Mutual Fund Compliance and Operations, American Skandia, A
Date of Birth:  09/24/1957    Prudential Financial Company (October 1996 - May 2003).

LAUREN D. BENSINGER           Vice President, ING Funds Distributor, LLC and ING Funds
7337 E. Doubletree Ranch Rd.  Services, LLC (July 1995 to Present), ING Investments, LLC
Scottsdale, Arizona 85258     (February 1996-Present), ING Quantitative Management, Inc.
Date of Birth:  02/06/1954    (July 2000-September 2002) and ING Advisors, Inc. (July
                              2000-Present); and Chief Compliance Officer, ING Funds
                              Distributor, LLC (July 1995-Present), ING Investments, LLC
                              (October 2001 to Present), ING Quantitative Management, Inc.
                              (July 2000-September 2002) and ING Advisors, Inc. (July
                              2000-Present).

TODD MODIC                    Vice President of Financial Reporting, Fund Accounting of ING
7337 E. Doubletree Ranch Rd.  Funds Services, LLC (September 2002 - Present); Director of
Scottsdale, Arizona 85258     Financial Reporting, ING Investments, LLC (March 2001 -
Date of Birth:  11/03/1967    September 2002); Director of Financial Reporting, Axient
                              Communications, Inc. (May 2000 - January 2001); and Director
                              of Finance, Rural/Metro Corporation (March 1995 - May 2000).

SUSAN P.  KINENS              Assistant Vice President and Assistant Secretary, ING Funds
7337 E. Doubletree Ranch Rd.  Services, LLC (December 2002 - Present); and has held various other positions

                                POSITIONS HELD WITH THE
   NAME, ADDRESS AND AGE              PORTFOLIO             TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2)
----------------------------  ----------------------------  -----------------------------------------------
Scottsdale, Arizona 85258
Date of Birth:  12/31/1976



MARIA M. ANDERSON             Assistant Vice President      August 2001 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  05/29/1958

HUEY P. FALGOUT, JR.          Secretary                     August 2003 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ  85258
Date of Birth:  11/15/1963

THERESA K. KELETY             Assistant Secretary           August 2003 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ  85258
Date of Birth:  02/28/1963




   NAME, ADDRESS AND AGE          PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (3)
----------------------------  --------------------------------------------------------------
Scottsdale, Arizona 85258     with ING Funds Services, LLC for more than the last five years.
Date of Birth:  12/31/1976



MARIA M. ANDERSON             Assistant Vice President, ING Funds Services, LLC (October
7337 E. Doubletree Ranch Rd.  2001 - Present); and Manager of Fund Accounting and Fund
Scottsdale, Arizona 85258     Compliance, ING Investments, LLC (September 1999 - November
Date of Birth:  05/29/1958    2001).

HUEY P. FALGOUT, JR.          Chief Counsel, ING U.S. Financial Services (November 2002 -
7337 E. Doubletree Ranch Rd.  Present);  and Associate General Counsel, AIG American General
Scottsdale, AZ  85258         (January 1999 - November 2002).
Date of Birth:  11/15/1963

THERESA K. KELETY             Counsel, ING U.S. Financial Services (April 2003 - Present);
7337 E. Doubletree Ranch Rd.  Senior Associate with Shearman & Sterling (February 2000 -
Scottsdale, AZ  85258         April 2003); and Associate with Sutherland Asbill & Brennan
Date of Birth:  02/28/1963    (1996 - February 2000).


         (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

         (2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

         (3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
LLC)
     ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, LLC (February 2001 - formed)
     ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
     Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
     Inc.)
     Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
     Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)
     Newco Advisory Corporation (December 1994 - incorporated)


     **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)


ING Funds Distributor, LLC (October 2002 - name changed from ING Funds
     Distributor, Inc.)
     ING Funds Distributor, Inc. (March 2002 - name changed from ING Pilgrim Securities, Inc.)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
     ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC) ING Pilgrim Group, LLC (February 2001 - formed)
     ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)
     Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)
     Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.) Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
     Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)
     Newco Holdings Management Corporation (December 1994 - incorporated)





ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
     Corporation, LLC)
     ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)
     ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
     ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)

     ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)
     Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)
     Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)
     Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)
     Newco Distributors Corporation (December 1994 - incorporated)


ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
     ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington Management Corporation)
     ING Lexington Management Corporation (October 2000 name changed from Lexington Management Corporation)
     Lexington Management Corporation (December 1996 - incorporated)


     Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)
     Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)
     Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)
     Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)
     Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)
     Pilgrim America Capital Corporation (April 1997 - incorporated)



ING Quantitative Management, Inc. (September 2002- Dissolved)
     ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim Quantitative Management, Inc.)
     ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market Systems Research Advisors)
     Market Systems Research Advisors, Inc. (November 1986 - incorporated)

COMMITTEES OF THE TRUST



         The Board of Trustees governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.



FREQUENCY OF BOARD MEETINGS



         The Board of Trustees currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board of Trustees or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


         Committees


         An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the Investment Company Act of 1940 ("1940 Act"). The following Trustees serve as members of the Executive
Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held two (2) meetings during the fiscal year ended December 31, 2003.



         The Board of Trustees has an Audit Committee whose function is to meet with the independent accountants of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent Trustees: Messrs. Earley, Rieke, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2003.



         The Board of Trustees has formed a Valuation and Proxy Voting Committee (formerly the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Funds for which market value quotations are not readily available and, beginning in July 2003, overseeing management's administration of proxy voting. The Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation and Proxy Voting Committee held four (4) meetings during the fiscal year ended December 31, 2003.



         The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of four Independent
Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held no meetings during the fiscal year ended December 31, 2003.



         The Board of Trustees has established Investment Review Committees that will monitor the investment performance of the Portfolios and to make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for the international funds currently consists five independent Trustees and one Trustee who is an "interested person" as defined in the 1940
Act: Dr. Gitenstein and Messrs. Patton, May, Doherty, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. The Committee for the domestic equity funds currently consists of four Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act: Messrs. Rieke, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Committee. The Investment Review Committee was established on December 17, 2001. The Committee for the fixed income funds currently consists of five Independent Trustees and one Trustee who is an "interested person," as defined in the 1940
Act: Dr. Gitenstein and Messrs. Doherty, McInerney, Wedemeyer, Patton and May. Mr. Wedemeyer serves as Chairman of the Committee. The Committee was established on February 26, 2002. The Investment Review Committees held four (4) meetings during the fiscal year ended December 31, 2003.

         The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws, breaches of fiduciary duty arising under federal or state law and similar violations of any applicable federal or state law. The Committee currently consists of four Independent Trustees and one "interested person" as defined in the 1940 Act:
Messrs. Patton, May, Earley, Turner and Wedemeyer. The Qualified Legal Compliance Committee is new and therefore did not hold any meetings during the fiscal year ended December 31, 2003.

                         TRUSTEE OWNERSHIP OF SECURITIES


         In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board of Trustees for the Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


         Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any fund investments will not cause a Trustee to have to make any additional investments under this Policy.


         Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2003.



                        DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO
                                      AS OF DECEMBER 31, 2003
                      -------------------------------------------------------
 NAME OF              Magna    Disciplined Growth  MidCap  Growth SmallCap
 TRUSTEE              Cap        LargeCap   Opp.    Opp.  + Value   Opp.
---------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
---------------------------------------------------------------------------
Paul S. Doherty
---------------------------------------------------------------------------
J. Michael
Earley
---------------------------------------------------------------------------
R. Barbara
Gitenstein
---------------------------------------------------------------------------
Walter H. May
---------------------------------------------------------------------------
Jock Patton
---------------------------------------------------------------------------
David W. C.
Putnam
---------------------------------------------------------------------------
Blaine E. Rieke
---------------------------------------------------------------------------
Roger B.
Vincent
---------------------------------------------------------------------------
Richard A.
Wedemeyer
---------------------------------------------------------------------------
TRUSTEES WHO
ARE "INTERESTED
PERSONS"
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Thomas J.
McInerney
---------------------------------------------------------------------------
John G. Turner
---------------------------------------------------------------------------

                                                                                    AGGREGATE DOLLAR RANGE OF
                          DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO        EQUITY SECURITIES IN ALL
                                       AS OF DECEMBER 31, 2003                        REGISTERED INVESTMENT
                      ------------------------------------------------------------    COMPANIES OVERSEEN BY
 NAME OF              International  High Yield LargeCap Financial Conver-   Real      TRUSTEE IN FAMILY OF
 TRUSTEE                   Value        Bond     Growth   Services  tible   Estate     INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
--------------------------------------------------------------------------------------------------------------
Paul S. Doherty
--------------------------------------------------------------------------------------------------------------
J. Michael
Earley
--------------------------------------------------------------------------------------------------------------
R. Barbara
Gitenstein
--------------------------------------------------------------------------------------------------------------
Walter H. May
--------------------------------------------------------------------------------------------------------------
Jock Patton
--------------------------------------------------------------------------------------------------------------
David W. C.
Putnam
--------------------------------------------------------------------------------------------------------------
Blaine E. Rieke
--------------------------------------------------------------------------------------------------------------
Roger B.
Vincent
--------------------------------------------------------------------------------------------------------------
Richard A.
Wedemeyer
--------------------------------------------------------------------------------------------------------------
TRUSTEES WHO
ARE "INTERESTED
PERSONS"
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Thomas J.
McInerney
--------------------------------------------------------------------------------------------------------------
John G. Turner
--------------------------------------------------------------------------------------------------------------

         INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES


         Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2003.



                          NAME OF
                         OWNERS AND
                        RELATIONSHIP                                     VALUE OF      PERCENTAGE OF
 NAME OF TRUSTEE         TO TRUSTEE      COMPANY     TITLE OF CLASS     SECURITIES        CLASS
----------------------------------------------------------------------------------------------------
PAUL S. DOHERTY
----------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY
----------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN
----------------------------------------------------------------------------------------------------
WALTER H. MAY
----------------------------------------------------------------------------------------------------
JOCK PATTON
----------------------------------------------------------------------------------------------------
DAVID W. C. PUTNAM
----------------------------------------------------------------------------------------------------
BLAINE E. RIEKE
----------------------------------------------------------------------------------------------------
ROGER B. VINCENT
----------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER
----------------------------------------------------------------------------------------------------





         COMPENSATION OF TRUSTEES


         Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting (Chairpersons receive an additional $1,000 for each committee meeting); (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliates for which the Trustees serve in common as Trustees.

         The following table sets forth information provided by the Portfolios' investment adviser regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments for the fiscal year ended December 31, 2003. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.


                               COMPENSATION TABLE


KEY:
         MAGNA CAP =       VP MAGNACAP PORTFOLIO                  HIGH YIELD BOND =      VP HIGH YIELD BOND PORTFOLIO
         DISC. LGCAP =     VP DISCIPLINED LARGECAP PORTFOLIO      LG. CAP GROWTH=        VP LARGECAP GROWTH PORTFOLIO
         GWTH OPP =        VP GROWTH OPPORTUNITIES PORTFOLIO      FINCL SVCS =           VP FINANCIAL SERVICES PORTFOLIO
         MIDCAP OPP =      VP MIDCAP OPPORTUNITIES PORTFOLIO      CONV =                 VP CONVERTIBLE PORTFOLIO
         GWTH+VALUE =      VP GROWTH + VALUE PORTFOLIO            REAL ESTATE=           VP REAL ESTATE PORTFOLIO
         SMALL CAP OPP =   VP SMALLCAP OPPORTUNITIES PORTFOLIO
         INT'L VALUE =     VP INTERNATIONAL VALUE PORTFOLIO


                               COMPENSATION TABLE


                                                                           PENSION                     TOTAL
                                                                          RETIREMENT                COMPENSATION
                                                                           BENEFITS   ESTIMATED         FROM
                                                                          ACCRUED AS    ANNUAL      REGISTRANT AND
  NAME OF                                      SMALL         AGGREGATE     PART OF     BENEFITS     FUND/PORTFOLIO
  PERSON,        MAGNA DISC. GWTH MIDCAP GWTH+  CAP  INT'L  COMPENSATION  PORTFOLIO      UPON       COMPLEX PAID TO
 POSITION         CAP  LGCAP  OPP  OPP   VALUE  OPP  VALUE FROM THE TRUST EXPENSES(3) RETIREMENT(3)    TRUSTEES(4)
-------------------------------------------------------------------------------------------------------------------
Paul S.
Doherty
Trustee
-------------------------------------------------------------------------------------------------------------------
Walter H.
May
Trustee
-------------------------------------------------------------------------------------------------------------------
Thomas J.
McInerney (1)
Trustee
-------------------------------------------------------------------------------------------------------------------

                                                                           PENSION                     TOTAL
                                                                          RETIREMENT                COMPENSATION
                                                                           BENEFITS   ESTIMATED         FROM
                                                                          ACCRUED AS    ANNUAL      REGISTRANT AND
  NAME OF                                      SMALL         AGGREGATE     PART OF     BENEFITS     FUND/PORTFOLIO
  PERSON,        MAGNA DISC. GWTH MIDCAP GWTH+  CAP  INT'L  COMPENSATION  PORTFOLIO      UPON       COMPLEX PAID TO
 POSITION         CAP  LGCAP  OPP  OPP   VALUE  OPP  VALUE FROM THE TRUST EXPENSES(3) RETIREMENT(3)    TRUSTEES(4)
-------------------------------------------------------------------------------------------------------------------
Jock Patton
Trustee
-------------------------------------------------------------------------------------------------------------------
David W.C.
Putnam
Trustee
-------------------------------------------------------------------------------------------------------------------
Blaine E.
Rieke
Trustee
-------------------------------------------------------------------------------------------------------------------
John G.
Turner(1)
Trustee
-------------------------------------------------------------------------------------------------------------------
Richard A.
Wedemeyer
Trustee
-------------------------------------------------------------------------------------------------------------------
Barbara
Gitenstein
-------------------------------------------------------------------------------------------------------------------
Michael J.
Early
-------------------------------------------------------------------------------------------------------------------
Roger
Vincent
-------------------------------------------------------------------------------------------------------------------
R. Glenn
Hilliard(1) (2)
-------------------------------------------------------------------------------------------------------------------

1) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep N.V., the parent company of the investment adviser and distributor Officers and Trustees who are interested persons do not receive any compensation from the Trust.









2)       Resigned as a Trustee effective April 30, 2003.



3) The ING Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Director/Trustee for one year of service.



4) Represents compensation from 116 funds (total in complex as of December 31, 2003).


                        COMPENSATION TABLE (CONTINUED...)


                                                                      PENSION
                                                                     RETIREMENT                         TOTAL
                                                                      BENEFITS        ESTIMATED      COMPENSATION
                                                                     ACCRUED AS         ANNUAL      FROM REGISTRANT
   NAME OF       HIGH                                   AGGREGATE     PART OF          BENEFITS         AND FUND
   PERSON,       YIELD LARGE CAP FINCL        REAL     COMPENSATION  PORTFOLIO          UPON        COMPLEX PAID TO
  POSITION       BOND   GROWTH   SVCS  CONV ESTATE(3) FROM THE TRUST EXPENSES(4)     RETIREMENT(4)    TRUSTEES(5)
-------------------------------------------------------------------------------------------------------------------
Paul S.
Doherty
Trustee
-------------------------------------------------------------------------------------------------------------------
Walter H.
May
Trustee
-------------------------------------------------------------------------------------------------------------------
Thomas J.
McInerney (1)
Trustee
-------------------------------------------------------------------------------------------------------------------
Jock Patton
Trustee
-------------------------------------------------------------------------------------------------------------------
David W.C.
Putnam
Trustee
-------------------------------------------------------------------------------------------------------------------

                                                                      PENSION
                                                                     RETIREMENT                         TOTAL
                                                                      BENEFITS        ESTIMATED      COMPENSATION
                                                                     ACCRUED AS         ANNUAL      FROM REGISTRANT
   NAME OF       HIGH                                   AGGREGATE     PART OF          BENEFITS         AND FUND
   PERSON,       YIELD LARGE CAP FINCL        REAL     COMPENSATION  PORTFOLIO          UPON        COMPLEX PAID TO
  POSITION       BOND   GROWTH   SVCS  CONV ESTATE(3) FROM THE TRUST EXPENSES(4)     RETIREMENT(4)    TRUSTEES(5)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Blaine E.
Rieke
Trustee
-------------------------------------------------------------------------------------------------------------------
John G.
Turner(1)
Trustee
-------------------------------------------------------------------------------------------------------------------
Richard A.
Wedemeyer
Trustee
-------------------------------------------------------------------------------------------------------------------
Barbara
Gitenstein
-------------------------------------------------------------------------------------------------------------------
Michael J.
Early
-------------------------------------------------------------------------------------------------------------------
Roger
Vincent
-------------------------------------------------------------------------------------------------------------------
R. Glenn
Hilliard(1) (2)
-------------------------------------------------------------------------------------------------------------------



1) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep N.V., the parent company of the investment adviser and distributor Officers and Trustees who are interested persons do not receive any compensation from the Trust.






2)       Resigned as a Trustee effective April 30, 2003.



3) As of December 31, 2003, the Portfolio's fiscal year end, the Portfolio had not yet commenced operations.






4) The ING Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Director/Trustee for one year of service.



5) Represents compensation from 116 funds (total in complex as of December 31, 2003).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of February 2, 2004 , Trustees and officers as a group owned less than 1% of any class of each Portfolio's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Portfolios, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.









                           CLASS AND TYPE OF  PERCENTAGE OF    PERCENTAGE OF
PORTFOLIO       ADDRESS        OWNERSHIP         CLASS           PORTFOLIO
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------



* Beneficial Owner



** May be deemed to be a Control Person


















                                OTHER INFORMATION

         INDEPENDENT AUDITORS. KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP will audit the Trust's annual financial statements and issue an opinion thereon.

         CUSTODIANS/ACCOUNTING SERVICES AGENT.


         Effective January 1, 2004, for each Portfolio the cash and securities owned by each of the Portfolios will be held by the Bank of New York Company, Inc. One Wall Street, New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Trust's portfolio securities.









         LEGAL COUNSEL. Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.


         CAPITALIZATION AND VOTING RIGHTS. The authorized capital of the ING Variable Products Trust is an unlimited number of shares of beneficial interest with a par value of $0.01 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Trust's Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Portfolio or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

         The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

         REPORTS TO SHAREHOLDERS. The fiscal year of the Trust ends on December
31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.


         CODE OF ETHICS. The Trust, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by a Portfolio or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Trust and the Portfolios that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Trust's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


         SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.


         FINANCIAL STATEMENTS. The Financial Statements and the independent auditors' reports thereon, appearing in each Portfolio's Annual Report for the period ending December 31, 2003, are incorporated by reference in this SAI. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.


         REGISTRATION STATEMENT. A registration statement has been filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                             PERFORMANCE INFORMATION

         Each Portfolio may, from time to time, include its total return and the High Yield Bond Portfolio may include its yield in advertisements or reports to shareholders or prospective investors. Performance information for the Portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Portfolios offer their shares.


         TOTAL RETURN. Standardized quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (or up to the life of the Portfolio), calculated pursuant to the following formula: P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Portfolio expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

                  The average annual total returns, including sales charges, for each class of shares of each Portfolio for the one-, five-, and ten-year periods ended December 31, 2003, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to December 31, 2003, is as follows:



                                                                                       Since          Inception
                                              One Year           Five Year           Inception           Date
                                              --------           ---------           ---------           ----
SmallCap Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                   5/06/94
---------------------------------------------------------------------------------------------------------------
             Class S                                                                                   5/03/01
---------------------------------------------------------------------------------------------------------------
     Growth + Value Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                    5/6/94
---------------------------------------------------------------------------------------------------------------

  International Value Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                    8/8/97
---------------------------------------------------------------------------------------------------------------
            Class S(2)                                                                                 3/19/02
---------------------------------------------------------------------------------------------------------------

Disciplined LargeCap Portfolio(1)
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                    5/6/94
---------------------------------------------------------------------------------------------------------------
            Class S(2)                                                                                     N/A
---------------------------------------------------------------------------------------------------------------
    High Yield Bond Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                    5/6/94
---------------------------------------------------------------------------------------------------------------
            Class S(2)                                                                                     N/A
---------------------------------------------------------------------------------------------------------------

       Magna Cap Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                   5/08/00
---------------------------------------------------------------------------------------------------------------
             Class S                                                                                   5/03/01
---------------------------------------------------------------------------------------------------------------

Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                    5/3/00
---------------------------------------------------------------------------------------------------------------
             Class S                                                                                    5/3/01
---------------------------------------------------------------------------------------------------------------

MidCap Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------
             Class R                                                                                    5/5/00
---------------------------------------------------------------------------------------------------------------
             Class S                                                                                    5/7/01
---------------------------------------------------------------------------------------------------------------

      Convertible Portfolio
---------------------------------------------------------------------------------------------------------------
             Class S                                                                                   8/20/01
---------------------------------------------------------------------------------------------------------------

    LargeCap Growth Portfolio
---------------------------------------------------------------------------------------------------------------
             Class S                                                                                   8/02/01
---------------------------------------------------------------------------------------------------------------

   Financial Services Portfolio
---------------------------------------------------------------------------------------------------------------
            Class R(2)
---------------------------------------------------------------------------------------------------------------
            Class S(2)                                                                                     N/A
---------------------------------------------------------------------------------------------------------------

      Real Estate Portfolio
---------------------------------------------------------------------------------------------------------------
            Class R(2)
---------------------------------------------------------------------------------------------------------------
            Class S(2)
---------------------------------------------------------------------------------------------------------------


-------------------------
(1) The Portfolio commenced operations on May 6, 1994, as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. However, effective April 30, 1999, and pursuant to shareholder approval, the Portfolio changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, the past performance in this table may not be indicative of the Portfolio's future performance.


(2) As of December 31, 2003, the Portfolio's fiscal year end, the Portfolio had not yet commenced operations.



         Performance information for the Portfolios may be compared in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio; and (iv) well known monitoring sources of certificates of deposit performance rates such as Salomon Brothers, Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


         The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.


         YIELD. Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                           Yield = 2[(a-b + 1)(6) -1]
                                      ---
                                      cd

         Where:

         a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d = the maximum offering price per share on the last day of the period

         To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield-to-maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Portfolio's portfolio.

         Solely for the purpose of computing yield, a Portfolio recognizes dividend income by accruing 1/360 of the stated dividend rate of a security in the portfolio.

         Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.


         The yield for the High Yield Bond Portfolio, calculated for the one-month period ended December 31, 2003, was_____%.


         Quotations of yield or total return for the Portfolios will not take into account charges and deductions against the Variable Account to which the Portfolios' shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar Life Insurance Company or its affiliates. The Portfolios' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period in which the calculations are based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    APPENDIX

           DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
                             CORPORATE BOND RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements maybe lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

         CI -- rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


         Plus (+) or Minus (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    ING FUNDS


                            ------------------------


                     PROXY VOTING PROCEDURES AND GUIDELINES



                          Effective as of July 10, 2003



                As amended August 21, 2003 and November 11, 2003


                            ------------------------


         I.       INTRODUCTION



         The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.


------------------------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

II.      VALUATION AND PROXY VOTING COMMITTEE



         The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.



         III.     DELEGATION OF VOTING RESPONSIBILITY



         The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.



                  When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.



         When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.



IV.      APPROVAL AND REVIEW OF PROCEDURES



                  Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.



V. VOTING PROCEDURES AND GUIDELINES



THE GUIDELINES WHICH ARE SET FORTH IN EXHIBIT 3 HERETO SPECIFY THE MANNER IN WHICH THE FUNDS GENERALLY WILL VOTE WITH RESPECT TO THE PROPOSALS DISCUSSED THEREIN.



                               A. Routine Matters



         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration



                  The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



                  Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



                  The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



                     1.    Votes in Accordance with Agent Recommendation



                           In the event the Proxy Group recommends a vote in
                     accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                    2.     Non-Votes



                           The Proxy Group may recommend that a Fund refrain
                  from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                           If the Proxy Group recommends that a Fund vote
                  contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report

         (as such term is defined for purposes of the Adviser's proxy voting procedures).



                  If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).



                  If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

         4.       Referrals to a Fund's Valuation and Proxy Voting Committee



                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.



                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



VI.      CONFLICTS OF INTEREST



         In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.     REPORTING AND RECORD RETENTION



         Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1



                                     TO THE



                                    ING FUNDS



                             PROXY VOTING PROCEDURES



                                ING EQUITY TRUST



                                 ING FUNDS TRUST



                           ING INVESTMENT FUNDS, INC.



                               ING INVESTORS TRUST



                               ING MAYFLOWER TRUST



                                ING MUTUAL FUNDS



                              ING PRIME RATE TRUST



                             ING SENIOR INCOME FUND



                          ING VARIABLE INSURANCE TRUST



                           ING VARIABLE PRODUCTS TRUST



                       ING VP EMERGING MARKETS FUND, INC.



                         ING VP NATURAL RESOURCES TRUST



                              i. USLICO SERIES FUND



         Effective as of July 10, 2003

                                    EXHIBIT 2



                                     TO THE



                                    ING FUNDS



                             PROXY VOTING PROCEDURES



                              ING INVESTMENTS, LLC,



                             DIRECTED SERVICES, INC.



                                       AND



                     ING LIFE INSURANCE AND ANNUITY COMPANY



                             PROXY VOTING PROCEDURES



                          Effective as of July 10, 2003



                As amended August 21, 2003 and November 17, 2003



         I.       INTRODUCTION



         ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

         The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.



         In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



                  The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.



                  Unless otherwise noted, proxies will be voted in all instances.



         II.  ROLES AND RESPONSIBILITIES



                  A. Proxy Coordinator



              The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the

     Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.



                  B. Agent



                  An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.



                  The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.



                  The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.



         C.       Proxy Group



              The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.



              A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.



              A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

              For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
     (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.



              If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.



              If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.



                  D.       Investment Professionals



              The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

     III.  VOTING PROCEDURES



          A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.



                               B. Routine Matters



        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



          C.   Matters Requiring Case-by-Case Consideration



              The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



              Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

              The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



                  1.  Votes in Accordance with Agent Recommendation



                           In the event the Proxy Group recommends a vote in
                  accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                    2.   Non-Votes



                           The Proxy Group may recommend that a Fund refrain
                  from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                           If the Proxy Group recommends that a Fund vote
                  contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.



                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



         IV.      CONFLICTS OF INTEREST



                  In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

         For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.



         The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION



         The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1



                                     TO THE



                        ADVISERS' PROXY VOTING PROCEDURES



     PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



        NAME                                   TITLE OR AFFILIATION
Stanley D. Vyner                  Chief Investment Risk Officer and Executive
                                  Vice President of ING Investments, LLC

Karla J. Bos                      Acting Proxy Coordinator

Kimberly A. Anderson              Senior Vice President and Assistant
                                  Secretary, of ING Investments, LLC

Maria Anderson                    Assistant Vice President - Manager Fund
                                  Compliance of ING Funds Services, LLC

Michael J. Roland                 Executive Vice President and Chief Financial
                                  Officer of ING Investments, LLC

J. David Greenwald                Vice President - Fund Compliance of ING Fund
                                  Services, LLC

Todd Modic                        Vice President of Financial Reporting - Fund
                                  Accounting of ING Funds Services, LLC


Megan L. Dunphy, Esq.             Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.           Counsel, ING Americas US Legal Services

Effective as of July 10 November 17, 2003

                                    EXHIBIT 3



                                     TO THE



                        ING FUNDS PROXY VOTING PROCEDURES



                    PROXY VOTING GUIDELINES OF THE ING FUNDS



                          Effective as of July 10, 2003



                As amended August 21, 2003 and November 11, 2003



I.       INTRODUCTION



                  The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.



                  Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.



         The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



a) GUIDELINES



         The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.



         In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.



1.       The Board of Directors



Voting on Director Nominees in Uncontested Elections



         Votes on director nominees should be made on a CASE-BY-CASE basis.



         SEPARATING CHAIRMAN AND CEO



         Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.



Proposals Seeking a Majority of Independent Directors



         Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.



Stock Ownership Requirements

         Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.



Term of Office



         Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.



Age Limits



         Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.



Director and Officer Indemnification and Liability Protection



         Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:



     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and



     (2)  Only if the director's legal expenses would be covered.



2.        Proxy Contests



Voting for Director Nominees in Contested Elections



         Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.



         REIMBURSE PROXY SOLICITATION EXPENSES



         Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.



3.       Auditors



         RATIFYING AUDITORS



         Generally, vote FOR proposals to ratify auditors.

Non-Audit Services



         Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.



         AUDITOR INDEPENDENCE



         Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).



         AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):



         Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.



4.       Proxy Contest Defenses



Board Structure: Staggered vs. Annual Elections



         Generally, vote AGAINST proposals to classify the board.



         Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.



Shareholder Ability to Remove Directors



         Generally, vote AGAINST proposals that provide that directors may be removed only for cause.



         Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.



         Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.



         Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.



Cumulative Voting



         Generally, vote AGAINST proposals to eliminate cumulative voting.



         Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings



         Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



         Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



         SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



         Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



         Generally, vote FOR proposals to allow or make easier shareholder action by written consent.



Shareholder Ability to Alter the Size of the Board



         Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.



         Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.



5.       Tender Offer Defenses



Poison Pills



         Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



         Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.



         Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.



         FAIR PRICE PROVISIONS



         Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.



         Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.



Greenmail



         Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

         Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.



Pale Greenmail



         Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.



Unequal Voting Rights



         Generally, vote AGAINST dual-class exchange offers.



         Generally, vote AGAINST dual-class recapitalizations.



Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws



         Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.



         Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.



         SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS



         Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.



         Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.



White Squire Placements



         Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.



6.       Miscellaneous Governance Provisions



         CONFIDENTIAL VOTING



         Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:



     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.



     -    If the dissidents agree, the policy remains in place.



     - If the dissidents do not agree, the confidential voting policy is waived.

         Generally, vote FOR management proposals to adopt confidential voting.



Equal Access



         Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.



Bundled Proposals



         Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.



Shareholder Advisory Committees



         Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.



7.       Capital Structure



Common Stock Authorization



         Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.



         Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.



Stock Distributions: Splits and Dividends



         Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.



Reverse Stock Splits



         Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.



         PREFERRED STOCK



         Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).



         Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

         Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.



         Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.



Shareholder Proposals Regarding Blank Check Preferred Stock



         Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.



Adjustments to Par Value of Common Stock



         Generally, vote FOR management proposals to reduce the par value of common stock.



Preemptive Rights



         Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.



Debt Restructurings



         Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.



         SHARE REPURCHASE PROGRAMS



         Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.



Tracking Stock



         Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.



8.       Executive and Director Compensation



         Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.



Management Proposals Seeking Approval to Reprice Options



         Generally, vote AGAINST management proposals seeking approval to reprice options.

         DIRECTOR COMPENSATION



         Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.



Employee Stock Purchase Plans



         Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.



OBRA-Related Compensation Proposals:



               AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES



              Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
     Section 162(m) of OBRA.



              AMENDMENTS TO ADD PERFORMANCE-BASED GOALS



              Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.



              AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA



              Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.



              APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS



              Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.



         SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY



         Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.



         Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

         GOLDEN AND TIN PARACHUTES



         Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.



         Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.



         EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)



         Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).



         401(k) EMPLOYEE BENEFIT PLANS



         Generally, vote FOR proposals to implement a 401(k) savings plan for employees.



         EXPENSING OF STOCK OPTIONS



         Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.



9.       State of Incorporation



         VOTING ON STATE TAKEOVER STATUTES



         Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).



         VOTING ON REINCORPORATION PROPOSALS



         Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.



10.      Mergers and Corporate Restructurings



         MERGERS AND ACQUISITIONS



         Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

         CORPORATE RESTRUCTURING



         Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.



         SPINOFFS



         Votes on spinoffs should be considered on a CASE-BY-CASE basis.



         ASSET SALES



         Votes on asset sales should be made on a CASE-BY-CASE basis.



         LIQUIDATIONS



         Votes on liquidations should be made on a CASE-BY-CASE basis.



         ADJOURNMENT



         Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.



         APPRAISAL RIGHTS



         Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.



         CHANGING CORPORATE NAME



         Generally, vote FOR changing the corporate name.



11.      Mutual Fund Proxies



         ELECTION OF DIRECTORS



         Vote the election of directors on a CASE-BY-CASE basis.



         CONVERTING CLOSED-END FUND TO OPEN-END FUND



         Vote conversion proposals on a CASE-BY-CASE basis.



         PROXY CONTESTS



         Vote proxy contests on a CASE-BY-CASE basis.

         INVESTMENT ADVISORY AGREEMENTS



         Vote the investment advisory agreements on a CASE-BY-CASE basis.



         APPROVING NEW CLASSES OR SERIES OF SHARES



         Generally, vote FOR the establishment of new classes or series of shares.



         PREFERRED STOCK PROPOSALS



         Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.



         1940 ACT POLICIES



         Vote these proposals on a CASE-BY-CASE basis.



         CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION



         Vote these proposals on a CASE-BY-CASE basis.



         CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL



         Generally, vote AGAINST proposals to change a fund's fundamental investment objective to non fundamental.



         NAME RULE PROPOSALS



         Vote these proposals on a CASE-BY-CASE basis.



         DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION



         Vote these proposals on a CASE-BY-CASE basis.



         CHANGES TO THE CHARTER DOCUMENT



         Vote changes to the charter document on a CASE-BY-CASE basis.



         CHANGING THE DOMICILE OF A FUND



         Vote reincorporations on a CASE-BY-CASE basis.



         CHANGE IN FUND'S SUBCLASSIFICATION



         Vote these proposals on a CASE-BY-CASE basis.

         AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL



         Generally, vote FOR these proposals.



         DISTRIBUTION AGREEMENTS



         Vote these proposals on a CASE-BY-CASE basis.



         MASTER-FEEDER STRUCTURE



         Generally, vote FOR the establishment of a master-feeder structure.



         CHANGES TO THE CHARTER DOCUMENT



         Vote changes to the charter document on a CASE-BY-CASE basis.



         MERGERS



         Vote merger proposals on a CASE-BY-CASE basis.



         ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



         Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.



         REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



         Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.



         TERMINATE THE INVESTMENT ADVISOR



         Vote to terminate the investment advisor on a CASE-BY-CASE basis.



12.      Social and Environmental Issues



         These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



         In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

    13.      Global Proxies



         While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.



Routine Management Proposals



         Generally, vote FOR the following and other similar routine management proposals:



     -    the opening of the shareholder meeting



     -    that the meeting has been convened under local regulatory requirements



     -    the presence of quorum



     -    the agenda for the shareholder meeting



     -    the election of the chair of the meeting



     -    the appointment of shareholders to co-sign the minutes of the meeting



     -    regulatory filings (e.g., to effect approved share issuances)



     - the designation of inspector or shareholder representative(s) of minutes of meeting



     - the designation of two shareholders to approve and sign minutes of meeting



     -    the allowance of questions



     -    the publication of minutes



     -    the closing of the shareholder meeting



Discharge of Management/Supervisory Board Members



         Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.



Director Remuneration



CONSIDER DIRECTOR COMPENSATION PLANS ON A CASE-BY-CASE BASIS. GENERALLY, VOTE FOR PROPOSALS TO APPROVE THE REMUNERATION OF DIRECTORS AS LONG AS THE AMOUNT IS NOT EXCESSIVE AND THERE IS NO EVIDENCE OF ABUSE.

Approval of Financial Statements and Director and Auditor Reports



         Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.



Remuneration of Auditors



         GENERALLY, VOTE FOR PROPOSALS TO AUTHORIZE THE BOARD TO DETERMINE THE REMUNERATION OF AUDITORS, UNLESS THERE IS EVIDENCE OF EXCESSIVE COMPENSATION RELATIVE TO THE SIZE AND NATURE OF THE COMPANY.



Indemnification of Auditors



         GENERALLY, VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.



Allocation of Income and Dividends



         Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.



Stock (Scrip) Dividend Alternatives



         Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.



Debt Issuance Requests



         When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.



         Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

Financing Plans



         Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.



Related Party Transactions



Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.



Capitalization of Reserves



         Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.



Article Amendments



         Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.



         Generally, vote FOR an article amendment if:



     -    it is editorial in nature;



     -    shareholder rights are protected;



     -    there is negligible or positive impact on shareholder value;



     -    management provides adequate reasons for the amendments; and



     -    the company is required to do so by law (if applicable).

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)      (1)      Declaration of Trust - Filed as an Exhibit to Post-Effective
                  Amendment No. 4 to Registrant's Form N-1A Registration
                  Statement on February 28, 1996 and incorporated herein by reference.

         (2) Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Form N-1A Registration Statement on April 30, 1997 and incorporated herein by reference.

         (3) Certificate of Establishment and Designation dated April 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Form N-1A Registration Statement on May 16, 1997 and incorporated herein by reference.

         (4) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 - Filed herein.

         (5) Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

         (6) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

         (7) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

         (8) Certificate of Establishment and Designation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

         (9) Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

         (10) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business - Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Form N-1A Registration Statement on April 27, 2001 and incorporated herein by reference.

         (11) Abolition of Series of Shares of Beneficial Interests dated December 17, 2001 - Filed herein.

         (12) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 - Filed herein.

         (13) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 - Filed herein.

         (14) ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on April 28, 2003 and incorporated herein by reference.

         (15)     Establishment and Declaration of Series - Filed herein.

         (16) Certificate of Amendment of Declaration of Trust dated July 17, 1998 - Filed herein.

         (17) Establishment and Designation of Series dated June 29, 1998 - Filed herein.

         (18) Certificate of Amendment of Declaration of Trust dated June 29, 1998 - Filed herein.

         (19) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 - Filed herein.

         (20) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 - Filed herein.

         (21) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 - Filed herein.

         (22) Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 - Filed herein.

         (23) Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 - Filed herein.

         (24) Establishment and Designation of Series and Classes dated November 11, 2003 - Filed herein.

         (25) Certificate of Amendment of Declaration of Trust dated February 21, 2002 - Filed herein.

(b) By-laws - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Form N-1A Registration Statement on February 28, 1996 and incorporated herein by reference.

(c)      N/A

(d)      (1)      Amended and Restated Investment Advisory Agreement between
                  Pilgrim Variable Products Trust and ING Pilgrim Investments,
                  LLC dated April 30, 2001 - Filed herein.

                  (i) Amended and Restated Schedule A to the Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC - Filed herein.

         (2) Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 18, 2002 and incorporated herein by reference.

                  (i) Amended Schedule A to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. - Filed herein.

                  (ii) First Amendment to the Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 - Filed herein.

                  (iii) Second Amendment to the Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 - Filed herein.

         (3) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company, LLP dated June 2, 2003 - Filed herein.

                  (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company, LLP effective as of September 1, 2003 - Filed herein.

         (4) Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of August 1, 2003 - Filed herein.

                  (i) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust - Filed herein.

         (5)      Sub-Advisory Agreement with ING Clarion Real Estate Securities
                  - To be filed by Amendment.

(e)      (1)      Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 -
                  Filed herein.

                  (i) Amended and Restated Schedule of Portfolios to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, Inc. - Filed herein.

(f)      N/A

(g)      (1)      Custody Agreement with The Bank of New York dated January 6,
                  2003 - Filed herein.

                  (i) Amended Exhibit A to the Custody Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

         (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

                  (i) Amended Exhibit A to the Foreign Custody Manager Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

                  (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 - Filed herein.

         (3) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed herein.

                  (i) Amended Exhibit A to the Securities Lending Agreement and Guaranty with The Bank of New York dated as of November 5, 2003 - Filed herein.

(h)      (1)      Amended and Restated Administrative Services Agreement between
                  Pilgrim Variable Products Trust and ING Pilgrim Group, Inc.
                  dated April 30, 2001 - Filed herein.

                  (i) Amended and Restated Schedule A to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC - Filed herein.

                  (ii) Amendment to the Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. effective as of November 2, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 18, 2002 and incorporated herein by reference.

         (2) Shareholder Services Plan approved on August 7, 2001- Filed herein.

                  (i) Amended and Restated Schedule of Portfolios to the Shareholder Services Plan - Filed herein.

         (3) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

                  (i) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York dated November 5, 2003 - Filed herein.

(i)      (1)      Legal Opinion of Dechert with respect to the Pilgrim VP
                  MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, and Pilgrim VP MidCap Opportunities Portfolio - Filed as an
                  Exhibit to Post-Effective Amendment No. 17 to Registrant's
                  Form N-1A Registration Statement on April 27, 2000 and incorporated herein by reference.

         (2) Legal Opinion of Dechert with respect to the Pilgrim VP Growth and Income, Pilgrim VP Financial Services, Pilgrim VP Convertible, Pilgrim VP Worldwide Growth, Pilgrim VP International, Pilgrim VP International SmallCap Growth, Pilgrim VP Emerging Countries and Pilgrim VP LargeCap Growth Portfolios -

                  Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Form N-1A Registration Statement on April 27, 2001 and incorporated herein by reference.

(j)      (1)      Consent of Dechert LLP - To be filed by Amendment.

         (2)      Consent of KPMG LLP - To be filed by Amendment.

(k)      N/A

(l)      N/A

(m)      N/A

(n)      (1)      Multiple Class Plan pursuant to Rule 18f-3 for Pilgrim
                  Variable Products Trust - Filed herein.

(o)      N/A

(p)      (1)      ING Funds and Advisers Code of Ethics - Filed herein.

         (2) Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002 - Filed herein.

         (3) Wellington Management Company, LLP Code of Ethics dated April 30, 2003 - Filed herein.

         (4) ING Clarion Real Estate Securities Code of Ethics - To be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries with almost 100,000 employees. These insurance companies will vote shares of the Trust in accordance with instructions of contract owners having interests in these separate accounts.

ITEM 25. INDEMNIFICATION

         Section 4.3 of Registrant's Declaration of Trust provides the following:

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) the word "claim," "action," "suit," or
                           "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (a) by the court or other body approving the settlement or other disposition; or

                                    (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                                    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         Information as to the directors and officers of ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

         Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

         Information as to the directors and officers of ING Clarion Real Estate Securities, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Clarion Real Estate Securities in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-49083) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

         Information as to the directors and officers of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Wellington Management Company, LLP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-15908) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

         (b) Information as to the directors and officers of ING Funds Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The Bank of New York at 100 Church Street, 10th Floor, New York, NY 10286 maintains records as Custodian and Fund Accounting Agent for the Registrant.

         Examples of records maintained by The Bank of New York include:

         (i) Receipts and delivery of securities including certificate numbers;

         (ii) Receipts and disbursement of cash;

         (iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

         (iv) Shareholder Records

         All other records required by item 30(a) are maintained at the office of the Administrator, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and the offices of the Sub-Advisers.

         The addresses of the Sub-Advisers are as follows:

         Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; and ING Clarion Real Estate Securities, 259 Radnor-Chestor Road, Radnor, PA 19087.

ITEM 29. MANAGEMENT SERVICES

N/A

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 2nd day of February, 2004.

                                                     ING VARIABLE PRODUCTS TRUST

                                                    By: /s/ Huey P. Falgout, Jr.
                                                    ----------------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          SIGNATURE                             TITLE                             DATE
--------------------------------    ------------------------------    ----------------------------
--------------------------------            Trustee and Chairman             February 2, 2004
        John G. Turner*

--------------------------------            President and Chief              February 2, 2004
      James M. Hennessy*                    Executive Officer

--------------------------------            Executive Vice President         February 2, 2004
      Michael J. Roland*                    and Principal Financial
                                            Officer

--------------------------------            Trustee                          February 2, 2004
      Paul S. Doherty*

--------------------------------            Trustee                          February 2, 2004
     J. Michael Earley*

--------------------------------            Trustee                          February 2, 2004
    R. Barbara Gitenstein*




--------------------------------            Trustee                          February 2, 2004
      Walter H. May, Jr.*

--------------------------------            Trustee                          February 2, 2004
     Thomas J. McInerney*

--------------------------------            Trustee                          February 2, 2004
        Jock Patton*

--------------------------------            Trustee                          February 2, 2004
      David W.C. Putnam*

--------------------------------            Trustee                          February 2, 2004
       Blaine E. Rieke*

--------------------------------            Trustee                          February 2, 2004
       Roger B. Vincent*

--------------------------------            Trustee                          February 2, 2004
     Richard A. Wedemeyer*

*By: /s/ Huey P. Falgout, Jr.
 ---------------------------------
         Huey P. Falgout, Jr.
         Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael Roland and each Trustee are attached hereto.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:




REGISTRANT                                1933 ACT SEC FILING #      1940 ACT SEC FILING #
ING Investors Trust                       33-23512                   811-5629
ING Equity Trust                          333-56881                  811-8817
ING Funds Trust                           333-59745                  811-8895
ING Investment Funds, Inc.                002-34552                  811-1939
ING Mayflower Trust                       33-67852                   811-7978
ING Mutual Funds                          33-56094                   811-7428
ING Variable Insurance Trust              333-83071                  811-9477
ING Variable Products Trust               33-73140                   811-8220
ING VP Emerging Markets Fund, Inc.        33-73520                   811-8250
ING VP Natural Resources Trust            33-26116                   811-5710
USLICO Series Fund                        33-20957                   811-05451
ING Prime Rate Trust                      333-68239 ($5 mil)         811-5410
                                          333-61831 ($25 mil)        811-5410
ING Senior Income Fund                    333-54910                  811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Roger B.Vincent
----------------------------------
Roger B.Vincent, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                   1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                          33-23512                                  811-5629
ING Equity Trust                             333-56881                                 811-8817
ING Funds Trust                              333-59745                                 811-8895
ING Investment Funds, Inc.                   002-34552                                 811-1939
ING Mayflower Trust                          33-67852                                  811-7978
ING Mutual Funds                             33-56094                                  811-7428
ING Variable Insurance Trust                 333-83071                                 811-9477
ING Variable Products Trust                  33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.           33-73520                                  811-8250
ING VP Natural Resources Trust               33-26116                                  811-5710
USLICO Series Fund                           33-20957                                  811-05451
ING Prime Rate Trust                         333-68239 ($5 mil)                        811-5410
                                             333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                       333-54910                                 811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Paul S. Doherty
---------------------------------
Paul S. Doherty, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                  1933 ACT SEC FILING #             1940 ACT SEC FILING #
ING Investors Trust                         33-23512                          811-5629
ING Equity Trust                            333-56881                         811-8817
ING Funds Trust                             333-59745                         811-8895
ING Investment Funds, Inc.                  002-34552                         811-1939
ING Mayflower Trust                         33-67852                          811-7978
ING Mutual Funds                            33-56094                          811-7428
ING Variable Insurance Trust                333-83071                         811-9477
ING Variable Products Trust                 33-73140                          811-8220
ING VP Emerging Markets Fund, Inc.          33-73520                          811-8250
ING VP Natural Resources Trust              33-26116                          811-5710
USLICO Series Fund                          33-20957                          811-05451
ING Prime Rate Trust                        333-68239 ($5 MIL)                811-5410
                                            333-61831 ($25 MIL)               811-5410
ING Senior Income Fund                      333-54910                         811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Walter H. May
------------------------------
    Walter H. May, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                           33-23512                                   811-5629
ING Equity Trust                              333-56881                                  811-8817
ING Funds Trust                               333-59745                                  811-8895
ING Investment Funds, Inc.                    002-34552                                  811-1939
ING Mayflower Trust                           33-67852                                   811-7978
ING Mutual Funds                              33-56094                                   811-7428
ING Variable Insurance Trust                  333-83071                                  811-9477
ING Variable Products Trust                   33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                                   811-8250
ING VP Natural Resources Trust                33-26116                                   811-5710
USLICO Series Fund                            33-20957                                   811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                         811-5410
                                              333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                        333-54910                                  811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ R. Barbara Gitenstein
------------------------------
    R. Barbara Gitenstein, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                     1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                            33-23512                                  811-5629
ING Equity Trust                               333-56881                                 811-8817
ING Funds Trust                                333-59745                                 811-8895
ING Investment Funds, Inc.                     002-34552                                 811-1939
ING Mayflower Trust                            33-67852                                  811-7978
ING Mutual Funds                               33-56094                                  811-7428
ING Variable Insurance Trust                   333-83071                                 811-9477
ING Variable Products Trust                    33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.             33-73520                                  811-8250
ING VP Natural Resources Trust                 33-26116                                  811-5710
USLICO Series Fund                             33-20957                                  811-05451
ING Prime Rate Trust                           333-68239 ($5 mil)                        811-5410
                                               333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                         333-54910                                 811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.


/s/ J. Michael Earley
---------------------------------
J. Michael Earley, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffiey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                        1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                               33-23512                                   811-5629
ING Equity Trust                                  333-56881                                  811-8817
ING Funds Trust                                   333-59745                                  811-8895
ING Investment Funds, Inc.                        002-34552                                  811-1939
ING Mayflower Trust                               33-67852                                   811-7978
ING Mutual Funds                                  33-56094                                   811-7428
ING Variable Insurance Trust                      333-83071                                  811-9477
ING Variable Products Trust                       33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.                33-73520                                   811-8250
ING VP Natural Resources Trust                    33-26116                                   811-5710
USLICO Series Fund                                33-20957                                   811-05451
ING PRIME Rate Trust                              333-68239 ($5 mil)                         811-5410
                                                  333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                            333-54910                                  811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Thomas J. McInerney
---------------------------
Thomas J. McInerney,Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                           33-23512                                   811-5629
ING Equity Trust                              333-56881                                  811-8817
ING Funds Trust                               333-59745                                  811-8895
ING Investment Funds, Inc.                    002-34552                                  811-1939
ING Mayflower Trust                           33-67852                                   811-7978
ING Mutual Funds                              33-56094                                   811-7428
ING Variable Insurance Trust                  333-83071                                  811-9477
ING Variable Products Trust                   33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                                   811-8250
ING VP Natural Resources Trust                33-26116                                   811-5710
USLICO Series Fund                            33-20957                                   811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                         811-5410
                                              333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                        333-54910                                  811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Jock Patton
---------------------------
Jock Patton, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                     1933 ACT SEC FILING #                       1940 ACT SEC FILING #
ING Investors Trust                            33-23512                                    811-5629
ING Equity Trust                               333-56881                                   811-8817
ING Funds Trust                                333-59745                                   811-8895
ING Investment Funds, Inc.                     002-34552                                   811-1939
ING Mayflower Trust                            33-67852                                    811-7978
ING Mutual Funds                               33-56094                                    811-7428
ING Variable Insurance Trust                   333-83071                                   811-9477
ING Variable Products Trust                    33-73 140                                   811-8220
ING VP Emerging Markets Fund, Inc.             33-73520                                    811-8250
ING VP Natural Resources Trust                 33-26116                                    811-5710
USLICO Series Fund                             33-20957                                    811-05451
ING Prime Rate Trust                           333-68239 ($5 mil)                          811-5410
                                               333-61831 ($25 mil)                         811-5410
ING Senior Income Fund                         333-54910                                   811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ David W.C. Putnam
---------------------------------
David W.C. Putnam, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffiey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #             1940 ACT SEC FILING #
ING Investors Trust                           33-23512                          811-5629
ING Equity Trust                              333-56881                         811-8817
ING Funds Trust                               333-59745                         811-8895
ING Investment Funds, Inc.                    002-34552                         811-1939
ING Mayflower Trust                           33-67852                          811-7978
ING Mutual Funds                              33-56094                          811-7428
ING Variable Insurance Trust                  333-83071                         811-9477
ING Variable Products Trust                   33-73140                          811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                          811-8250
ING VP Natural Resources Trust                33-26116                          811-5710
USLICO Series Fund                            33-20957                          811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                811-5410
                                              333-61831 ($25 mil)               811-5410
ING Senior Income Fund                        333-54910                         811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Blaine E. Rieke
--------------------------------
Blaine E. Rieke, Director/Trustee

                                POWER OF ATTORNEY


I, the undersigned Chairman and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



Registrant                                       1933 Act SEC Filing #                     1940 Act SEC Filing #
ING Investors Trust                              33-23512                                  811-5629
ING Equity Trust                                 333-56881                                 811-8817
ING Funds Trust                                  333-59745                                 811-8895
ING Investment Funds, Inc.                       002-34552                                 811-1939
ING Mayflower Trust                              33-67852                                  811-7978
ING Mutual Funds                                 33-56094                                  811-7428
ING Variable Insurance Trust                     333-83071                                 811-9477
ING Variable Products Trust                      33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.               33-73520                                  811-8250
ING VP Natural Resources Trust                   33-26116                                  811-5710
USLICO Series Fund                               33-20957                                  811-05451
ING Prime Rate Trust                             333-68239 ($5 MIL)                        811-5410
                                                 333-61831 ($25 MIL)                       811-5410
ING Senior Income Fund                           333-54910                                 811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ John G.Turner
------------------------------------------
John G.Turner, Chairman and Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                 1933 ACT SEC FILING #                1940 ACT SEC FILING #
ING Investors Trust                        33-23512                             811-5629
ING Equity Trust                           333-56881                            811-8817
ING Funds Trust                            333-59745                            811-8895
ING Investment Funds, Inc.                 002-34552                            811-1939
ING Mayflower Trust                        33-67852                             811-7978
ING Mutual Funds                           33-56094                             811-7428
ING Variable Insurance Trust               333-83071                            811-9477
ING Variable Products Trust                33-73140                             811-8220
ING VP Emerging Markets Fund, Inc.         33-73520                             811-8250
ING VP Natural Resources Trust             33-26116                             811-5710
USLICO Series Fund                         33-20957                             811-05451
ING Prime Rate Trust                       333-68239 ($5 mil)                   811-5410
                                           333-61831 ($25 mil)                  811-5410
ING Senior Income Fund                     333-54910                            811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ Richard A. Wedemeyer
--------------------------------------
Richard A. Wedemeyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:



REGISTRANT                                      1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                             33-23512                                  811-5629
ING Equity Trust                                333-56881                                 811-8817
ING Funds Trust                                 333-59745                                 811-8895
ING Investment Funds, Inc.                      002-34552                                 811-1939
ING Mayflower Trust                             33-67852                                  811-7978
ING Mutual Funds                                33-56094                                  811-7428
ING Variable Insurance Trust                    333-83071                                 811-9477
ING Variable Products Trust                     33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.              33-73520                                  811-8250
ING VP Natural Resources Trust                  33-26116                                  811-5710
USLICO Series Fund                              33-20957                                  811-05451
ING Prime Rate Trust                            333-68239 ($5 mil)                        811-5410
                                                333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                          333-54910                                 811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ Michael J. Roland
---------------------
Michael J. Roland



      Executive Vice President and Chief Financial Officer
            ING Investors Trust
      Executive Vice President, Principal Financial Officer and Assistant Secretary
            ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety, and Michael J. Roland, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:



REGISTRANT                                           1933 ACT SEC FILING #                  1940 ACT SEC FILING #
ING Investors Trust                                  33-23512                               811-5629
ING Equity Trust                                     333-56881                              811-8817
ING Funds Trust                                      333-59745                              811-8895
ING Investment Funds, Inc.                           002-34552                              811-1939
ING Mayflower Trust                                  33-67852                               811-7978
ING Mutual Funds                                     33-56094                               811-7428
ING Variable Insurance Trust                         333-83071                              811-9477
ING Variable Products Trust                          33-73140                               811-8220
ING VP Emerging Markets Fund, Inc.                   33-73520                               811-8250
ING VP Natural Resources Trust                       33-26116                               811-5710
USLICO Series Fund                                   33-20957                               811-05451
ING Prime Rate Trust                                 333-68239 ($5 mil)                     811-5410
                                                     333-61831 ($25 mil)                    811-5410
ING Senior Income Fund                               333-54910                              811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ James M. Hennessy
---------------------
James M. Hennessy



      President and Chief Executive Officer
            ING Investors Trust
      President, Chief Executive Officer and Chief Operating Officer
            ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                               EXHIBIT INDEX LIST

          EXHIBIT NUMBER                                             EXHIBIT DESCRIPTION
---------------------------------------------------------------------------------------------------------
a (4)                               Certificate of Amendment of Declaration of Trust and
                                    Redesignation of Series dated November 12, 1997 - Filed herein.

a (11)                              Abolition of Series of Shares of Beneficial Interests dated
                                    December 17, 2001- Filed herein.

a (12)                              Certificate of Amendment of Declaration of Trust and
                                    Redesignation of Series dated March 1, 2002 - Filed herein.

a (13)                              Certificate of Amendment of Declaration of Trust and Redesignation
                                    of Series dated April 22, 2002 - Filed herein.

a (15)                              Establishment and Declaration of Series - Filed herein.

a (16)                              Certificate of Amendment of Declaration of Trust dated June 17,
                                    1998 - Filed herein.

a (17)                              Establishment and Designation of Series dated July 29, 1998 - Filed herein.

a (18)                              Certificate of Amendment of Declaration of Trust dated June 29,
                                    1998 - Filed herein.

a (19)                              Certificate of Amendment of Declaration of Trust and
                                    Redesignation of Series dated July 29, 1998 - Filed herein.

a (20)                              Certificate of Amendment of Declaration of Trust and Redesignation
                                    of Series dated November 9, 1998 - Filed herein.

a (21)                              Certificate of Amendment of Declaration of Trust and
                                    Redesignation of Series dated April 30, 1999 - Filed herein.

a (22)                              Certificate of Amendment of Declaration of Trust and Redesignation
                                    of Series effective June 2, 2003 - Filed herein.

a (23)                              Abolition of Series of Shares of Beneficial Interest dated October
                                    16, 2003 - Filed herein.

a (24)                              Establishment and Designation of Series and Classes dated November
                                    11, 2003 - Filed herein.

a (25)                              Certificate of Amendment of Declaration of Trust dated February 21,
                                    2002 - Filed herein.

d (1)                               Amended and Restated Investment Advisory Agreement between Pilgrim
                                    Variable Products Trust and ING Pilgrim Investments, LLC dated
                                    April 30, 2001 - Filed herein.

d (1)(i)                            Amended and Restated Schedule A to the Amended and Restated
                                    Investment Advisory Agreement between Pilgrim Variable Products
                                    Trust and ING Pilgrim Investments, LLC - Filed herein.

d (2)(i)                            Amended Schedule A to the Sub-Advisory Agreement between ING Pilgrim
                                    Investments, LLC and Aeltus Investment Management, Inc. - Filed
                                    herein.

d (2)(ii)                           First Amendment to the Sub-Adviser Agreement between ING Pilgrim
                                    Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 - Filed herein.

d (2)(iii)                          Second Amendment to the Sub-Adviser Agreement between ING Pilgrim
                                    Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 - Filed herein.

d (3)                               Sub-Advisory Agreement between ING Investments, LLC and
                                    Wellington Management Company, LLP dated June 2, 2003 - Filed herein.

d (3)(i)                            First Amendment to the Sub-Advisory Agreement between ING
                                    Investments, LLC and Wellington Management Company, LLP effective as of September 1, 2003 - Filed herein.

d (4)                               Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of August 1, 2003 -
                                    Filed herein.

d (4)(i)                            Amended Schedule A to the Restated Expense Limitation Agreement
                                    between ING Investments, LLC and ING Variable Products Trust -
                                    Filed herein.

e (1)                               Distribution Agreement between Pilgrim Variable Products Trust and
                                    ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed herein.

e (1)(i)                            Amended and Restated Schedule of Portfolios to the Distribution
                                    Agreement between ING Variable Products Trust and ING Funds
                                    Distributor, Inc. - Filed herein.

g (1)                               Custody Agreement with The Bank of New York dated January 6, 2003 -
                                    Filed herein.

g (1)(i)                            Amended Exhibit A to the Custody Agreement with The Bank of
                                    New York dated as of November 5, 2003 - Filed herein.

g (2)                               Foreign Custody Manager Agreement with The Bank of New York dated
                                    January 6, 2003 - Filed herein.

g (2)(i)                            Amended Exhibit A to the Foreign Custody Manager Agreement
                                    with The Bank of New York dated as of November 5, 2003 - Filed herein.

g (2)(ii)                           Amended Schedule 2 to the Foreign Custody Manager Agreement
                                    with The Bank of New York dated as of June 6, 2003 - Filed herein.

g (3)                               Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed herein.

g (3)(i)                            Amended Exhibit A to the Securities Lending Agreement and Guaranty
                                    with The Bank of New York dated as of November 5, 2003 - Filed herein.

h (1)                               Amended and Restated Administrative Services Agreement between
                                    Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. dated
                                    April 30, 2001 - Filed herein.

h (1)(i)                            Amended and Restated Schedule A to the Amended and Restated
                                    Administrative Services Agreement between ING Variable Products
                                    Trust and ING Funds Services, LLC - Filed herein.

h (2)                               Shareholder Services Plan approved on August 7, 2001- Filed herein.

h (2)(i)                            Amended and Restated Schedule of Portfolios to the

                                    Shareholder Services Plan - Filed herein.

h (3)                               Fund Accounting Agreement with The Bank of New York dated January
                                    6, 2003 - Filed herein.

h (3)(i)                            Amended Exhibit A to the Fund Accounting Agreement with The Bank of
                                    New York dated November 5, 2003 - Filed herein.

n (1)                               Multiple Class Plan pursuant to Rule 18f-3 for Pilgrim Variable
                                    Products Trust - Filed herein.

p (1)                               ING Funds and Advisers Code of Ethics - Filed herein.

p (2)                               Aeltus Investment Management, Inc. Code of Ethics dated September
                                    3, 2002 - Filed herein.

p (3)                               Wellington Management Company, LLP Code of Ethics dated April 30,
                                    2003 - Filed herein.